UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.1%
BHP Billiton PLC	1,029,783	$26,605,981
Belgium — 2.3%
Anheuser-Busch InBev NV	496,249	55,031,172
Brazil — 1.5%
CCR SA	2,405,713	17,912,509
Souza Cruz SA	2,057,072	16,619,953

		34,532,462
Canada — 2.9%
National Bank of Canada	481,391	22,500,934
Rogers Communications, Inc., Class B	1,220,221	45,883,471

		68,384,405
Denmark — 1.2%
Novo Nordisk A/S, Class B	657,830	29,735,707
Finland — 1.2%
Kone Oyj, Class B	675,679	29,100,067
France — 6.9%
Eutelsat Communications SA	1,174,382	38,072,067
Legrand SA	434,351	23,377,293
Sanofi SA	695,401	63,100,682
Total SA	652,991	38,985,676

		163,535,718
Germany — 2.0%
Deutsche Post AG, Registered Shares	1,485,178	46,767,918
Italy — 1.5%
Eni SpA	1,714,943	36,536,652
Japan — 2.7%
Japan Tobacco, Inc.	1,915,900	65,368,697
Netherlands — 2.0%
Royal Dutch Shell PLC, B Shares	1,276,681	47,167,308
Singapore — 2.2%
DBS Group Holdings Ltd.	2,495,000	35,891,625
Singapore Telecommunications Ltd.	5,742,000	16,900,301

		52,791,926
Sweden — 4.2%
Atlas Copco AB, A Shares	1,022,527	29,618,295
Hennes & Mauritz AB, B Shares	878,796	35,063,521
Svenska Handelsbanken AB, A Shares	741,867	35,465,112

		100,146,928
Switzerland — 12.2%
Givaudan SA, Registered Shares	25,398	42,413,969
Nestlé SA, Registered Shares	1,007,138	73,857,598
Novartis AG, Registered Shares	724,700	67,254,242
Roche Holding AG	241,424	71,244,617
Syngenta AG, Registered Shares	113,633	35,141,869

		289,912,295
Taiwan — 1.0%
Far EasTone Telecommunications Co. Ltd.	10,977,500	24,294,020
United Kingdom — 16.1%
AstraZeneca PLC	504,126	36,825,429
British American Tobacco PLC	1,081,198	61,279,432
Diageo PLC	2,143,868	63,227,516
GlaxoSmithKline PLC	1,777,927	40,205,804

Common Stocks	Shares	Value
United Kingdom (concluded)
HSBC Holdings PLC	3,427,200	$35,069,174
Imperial Tobacco Group PLC	1,972,451	85,686,542
Unilever PLC	1,492,989	60,055,963

		382,349,860
United States — 37.2%
Abbvie, Inc.	406,196	25,777,198
Altria Group, Inc.	1,107,559	53,539,402
AT&T Inc.	1,095,996	38,184,501
Chevron Corp.	470,081	56,386,216
The Coca-Cola Co.	1,763,221	73,843,695
Genuine Parts Co.	523,416	50,813,225
Johnson & Johnson	580,667	62,584,289
Kraft Foods Group, Inc.	408,638	23,026,751
Mattel, Inc.	740,407	23,004,445
McDonald’s Corp.	802,230	75,193,018
Microsoft Corp.	1,557,325	73,116,409
Northrop Grumman Corp.	147,559	20,357,240
PepsiCo, Inc.	345,892	33,264,434
Pfizer, Inc.	1,184,212	35,467,149
Philip Morris International, Inc.	687,053	61,154,588
Reynolds American, Inc.	597,692	37,600,804
U.S. Bancorp	862,104	36,725,630
United Parcel Service, Inc., Class B	353,002	37,033,440
United Technologies Corp.	234,560	25,097,920
Verizon Communications, Inc.	852,388	42,820,648

		884,991,002
Total Long-Term Investments (Cost — $2,019,753,617) — 98.2%		2,337,252,118

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)	39,285,012	39,285,012
Total Short-Term Securities (Cost — $39,285,012) — 1.6%		39,285,012
Total Investments (Cost — $2,059,038,629*) — 99.8%		2,376,537,130
Other Assets Less Liabilities — 0.2%		4,157,122

Net Assets — 100.0%		$2,380,694,252

BLACKROCK FUNDS II	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,061,132,654

Gross unrealized appreciation	$349,035,780
Gross unrealized depreciation	(33,631,304)

Net unrealized appreciation	$315,404,476

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	74,601,352	(35,316,340)	39,285,012	$4,606

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$26,605,981	—	$26,605,981
Belgium	—	55,031,172	—	55,031,172
Brazil	$34,532,462	—	—	34,532,462
Canada	68,384,405	—	—	68,384,405
Denmark	—	29,735,707	—	29,735,707
Finland	—	29,100,067	—	29,100,067
France	—	163,535,718	—	163,535,718
Germany	—	46,767,918	—	46,767,918
Italy	—	36,536,652	—	36,536,652
Japan	—	65,368,697	—	65,368,697
Netherlands	—	47,167,308	—	47,167,308
Singapore	—	52,791,926	—	52,791,926
Sweden	—	100,146,928	—	100,146,928
Switzerland	—	289,912,295	—	289,912,295
Taiwan	—	24,294,020	—	24,294,020
United Kingdom	—	382,349,860	—	382,349,860
United States	884,991,002	—	—	884,991,002
Short-Term Securities	39,285,012	—	—	39,285,012

Total	$1,027,192,881	$1,349,344,249	—	$2,376,537,130

2	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Australia	—	$33,544,230	$33,544,230	—
France	—	90,343,601	90,343,601	—
Italy	—	33,092,615	33,092,615	—
Japan	—	57,235,178	57,235,178	—
Netherlands	—	52,497,579	52,497,579	—
Sweden	—	68,424,317	68,424,317	—
Switzerland	—	129,713,998	129,713,998	—
United Kingdom	—	188,813,204	188,813,204	—

Total	—	$653,664,722	$653,664,722	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS II	OCTOBER 31, 2014	3

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (a)(b)	USD	4,750	$4,478,800
ALM IV Ltd., Series 2011-4A, Class E, 4.43%, 7/18/22 (a)(b)		3,932	3,824,481
ALM V Ltd.:
Series 2012-5A, Class C, 4.73%, 2/13/23 (a)(b)		2,500	2,502,454
Series 2012-5A, Class D, 5.73%, 2/13/23 (a)(b)		5,345	5,113,316
ALM VII Ltd., Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		1,000	999,976
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.68%, 4/24/24 (a)(b)		2,500	2,334,671
Series 2013-7RA, Class D, 5.23%, 4/24/24 (a)(b)		2,000	1,816,646
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.43%, 1/20/26 (a)(b)		3,200	2,912,892
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		2,000	1,735,583
ALM XIV Ltd., Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		2,000	1,760,129
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		1,123	1,114,249
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,754,473
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,200,701
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,007,031
Series 2013-4, Class C, 2.72%, 9/09/19		900	920,234
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,002,081
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (a)(b)		1,600	1,569,707
Apidos CDO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)		1,500	1,365,197
ARES CLO Ltd., Series 2013-3A, Class D, 3.73%, 10/17/24 (a)(b)		3,500	3,222,516
Asset-Backed European Securitisation Transaction, Series 10, Class A, 0.58%, 12/10/28 (b)	EUR	220	275,810
Atrium CDO Corp., Series 2013-10A, Class D, 3.73%, 7/16/25 (a)(b)	USD	1,000	944,263
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		2,500	2,271,091
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 2.78%, 10/17/26 (a)(b)		3,000	2,972,700
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 1A2, 0.32%, 9/25/36 (b)		2,965	2,375,902
Bear Stearns Asset Backed Securities Trust, Series 2006-1, Class M1, 0.66%, 2/25/36 (b)		3,300	2,950,438

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)	USD	1,000	$913,164
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		500	452,584
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		2,750	2,737,801
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.15%, 10/20/26 (a)(b)		2,000	1,827,500
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25 (a)(b)		1,000	897,289
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		600	599,986
Series 2013-1A, Class C, 4.23%, 2/14/25 (a)(b)		2,000	1,925,609
Series 2013-2A, Class D, 3.98%, 4/18/25 (a)(b)		2,250	2,133,455
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 5.77%, 3/25/37 (b)(c)		9,082	5,629,407
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)		2,750	2,712,772
CFIP CLO Ltd., Series 2013-1A, Class D, 3.98%, 4/20/24 (a)(b)		1,500	1,380,139
Chase Issuance Trust, Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,470,595
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (a)		1,990	2,002,292
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.39%, 8/14/24 (a)(b)		1,750	1,719,493
Series 2012-2X, Class B1L, 4.51%, 12/05/24		2,000	1,955,011
Series 2013-2A, Class B71, 3.83%, 4/21/25 (a)(b)		1,000	927,801
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20		4,020	4,009,910
Countrywide Asset-Backed Certificates:
Series 2006-19, Class 2A2 0.31%, 3/25/37 (b)		6,035	5,403,557
Series 2006-BC5, Class 2A3, 0.32%, 3/25/37 (b)		7,214	6,301,332
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,740	2,748,642
Driver UK, Series 2, Class B, 1.40%, 1/25/23 (b)	GBP	500	799,847
Dryden Senior Loan Fund, Series 2014-31A, Class E, 4.48%, 4/18/26 (a)(b)	USD	1,750	1,504,107

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	PIK	Payment-in-kind
CAD	Canadian Dollar	FKA	Formerly Known As	REIT	Real Estate Investment Trust
CDO	Collateralized Debt Obligation	GBP	British Pound	SGD	Singapore Dollar
CHF	Swiss Franc	GDR	Global Depositary Receipts	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	MLP	Master Limited Partnership	USD	US Dollar
CNH	Chinese Offshore Yuan	NVDR	Non-Voting Depository Receipts	ZAR	South African Rand
ETF	Exchange Traded Fund	OTC	Over-the-counter

4	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.03%, 11/13/24 (a)(b)	USD	3,500	$3,345,630
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24 (a)(b)		5,900	5,518,764
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		725	716,457
Ford Credit Floorplan Master Owner Trust A:
Series 2012-2, Class A, 1.92%, 1/15/19		2,460	2,502,209
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,636,846
Series 2014-1, Class A1, 1.20%, 2/15/19		2,505	2,506,641
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.62%, 11/15/24 (a)(b)		4,365	4,342,021
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.53%, 4/25/25 (a)(b)		1,500	1,403,096
Gosforth Funding PLC, Series 2014-1, Class A2, 1.20%, 10/19/56 (b)(c)	GBP	315	506,783
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)	USD	3,000	2,938,493
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.43%, 10/25/35 (b)		489	447,047
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,499	2,943,917
Series 2006-4, Class 4A3, 5.16%, 3/25/36 (b)		8,234	5,068,465
GSAMP Trust:
Series 2006-HE6, Class A4, 0.39%, 8/25/36 (b)		3,425	2,602,720
Series 2006-NC1, Class A3, 0.44%, 2/25/36 (b)		8,500	7,318,211
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		2,750	2,528,011
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class CR, 3.93%, 3/14/22 (a)(b)		3,000	2,972,723
Series 2013-2A, Class A1, 1.38%, 4/25/25 (a)(b)		3,500	3,451,755
Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)		1,000	933,908
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.24%, 11/05/24 (a)(b)		2,300	2,227,926
JFIN CLO Ltd., Series 2014-1A, Class E, 5.23%, 4/20/25 (a)(b)		2,000	1,766,355
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,185	3,755,921
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (b)		4,035	3,702,971
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (a)(b)		5,000	4,717,235
Marea CLO Ltd., Series 2012-1X, Class D, 4.78%, 10/16/23 (b)		1,500	1,487,970
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.43%, 2/25/36 (b)		9,000	8,104,347
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (b)(c)		959	547,762
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.48%, 10/15/25 (a)(b)		2,500	2,249,152
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.23%, 4/16/21 (a)(b)		4,000	4,013,666
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		179	192,884

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)	USD	2,000	$1,937,093
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.78%, 1/19/25 (a)(b)		4,000	3,728,929
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)		500	459,939
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (a)(b)		1,000	909,181
OHA Credit Partners VI Ltd., Series 2012-6A, Class B1, 2.64%, 5/15/23 (a)(b)		2,000	1,995,000
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.15%, 4/20/21 (a)(b)		1,257	1,251,084
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	3,991,249
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		3,990	3,989,996
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.13%, 1/22/25 (a)(b)		3,500	3,302,650
OZLM Funding Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		1,250	1,129,156
Palmer Square CLO Ltd.:
Series 2013-1A, Class B, 3.07%, 5/15/25 (a)(b)		2,500	2,378,564
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		2,000	1,946,183
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		1,250	1,231,108
Series 2014-1A, Class D, 6.02%, 10/17/22 (a)(b)		1,000	989,902
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,509,747
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.23%, 12/15/22 (a)(b)		1,500	1,499,912
Race Point VII CLO Ltd., Series 2012-7A, Class D, 4.49%, 11/08/24 (a)(b)		3,000	2,997,370
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)		3,500	3,464,447
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (a)(b)		1,750	1,662,342
Santander Drive Auto Receivables Trust:
Series 2012-2, Class C, 3.20%, 2/15/18		2,755	2,797,975
Series 2012-3, Class C, 3.01%, 4/16/18		2,530	2,579,542
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,588,210
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	5,023,032
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,616,588
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	999,785
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,209,039
Series 2014-1, Class B, 1.59%, 10/15/18		2,250	2,258,861
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,013,502
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		2,793	2,793,250
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C, 0.30%, 10/25/36 (b)		5,100	2,649,144
Silvermore CLO Ltd., Series 2014- 1A, Class C, 5.13%, 5/15/26 (a)(b)		1,250	1,130,014
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,420,878

BLACKROCK FUNDS II	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	USD	960	$999,089
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,063,610
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	517,939
Series 2013-B, Class A1, 0.80%, 7/15/22 (a)(b)		1,953	1,953,278
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	799,918
Series 2013-B, Class A2B, 1.25%, 6/17/30 (a)(b)		1,455	1,466,266
SLM Student Loan Trust, Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		3,500	3,497,767
Soundview Home Loan Trust, Series 2006-EQ1, Class A4, 0.40%, 10/25/36 (b)		10,000	6,785,640
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		1,250	1,222,051
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		1,500	1,475,672
Symphony CLO XV Ltd.:
Series 2014-15A, Class A, 1.68%, 10/17/26 (a)(b)		10,000	9,925,000
Series 2014-15A, Class B1, 2.43%, 10/17/26 (a)(b)		5,500	5,345,450
TICP CLO I Ltd, Series 2014-1A, Class A1, 1.73%, 4/26/26 (a)(b)		2,000	1,986,000
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		1,250	1,166,455
Volta II Electricity Receivables Securitization Notes, Series 2014-2, Class SNR 2.98%, 2/16/18	EUR	350	441,129
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5, 0.40%, 5/25/47 (b)	USD	9,849	6,624,757
Total Asset-Backed Securities — 3.3%			317,651,213

Common Stocks		Shares	Value
Aerospace & Defense — 0.2%
General Dynamics Corp.		7,743	1,082,162
L-3 Communications Holdings, Inc.		2,308	280,330
Lockheed Martin Corp.		7,197	1,371,532
Northrop Grumman Corp.		59,150	8,160,334
Raytheon Co.		8,337	866,048
United Technologies Corp.		84,973	9,092,111

			20,852,517
Air Freight & Logistics — 0.4%
Deutsche Post AG, Registered Shares		631,752	19,893,727
United Parcel Service, Inc., Class B		147,883	15,514,406

			35,408,133
Airlines — 0.0%
Japan Airlines Co. Ltd.		10,700	287,317
Auto Components — 0.0%
Bridgestone Corp.		3,800	126,987
Cheng Shin Rubber Industry Co. Ltd.		47,000	109,772
Yokohama Rubber Co. Ltd.		6,000	54,465

			291,224
Automobiles — 0.0%
China Motor Corp.		15,000	13,672
Daihatsu Motor Co. Ltd.		31,100	441,401
Toyota Motor Corp.		27,900	1,678,944

			2,134,017

Common Stocks	Shares	Value
Banks — 1.1%
Banco de Chile	41,961,945	$5,136,039
Bank Central Asia Tbk PT	3,767,266	4,066,918
Bank Mandiri Persero Tbk PT	2,001,556	1,719,044
China CITIC Bank Corp. Ltd., H Shares	211,000	137,456
China Construction Bank Corp., H Shares	1,765,000	1,316,865
Credicorp Ltd.	23,650	3,807,650
DBS Group Holdings Ltd.	910,000	13,090,733
HSBC Holdings PLC	1,173,652	12,009,514
Itau UniBanco Holding SA — ADR, Preference Shares	811,158	11,972,699
Kasikornbank Pcl — NVDR	648,600	4,699,095
Komercni Banka AS	15,341	3,286,679
M&T Bank Corp.	3,148	384,623
Mizuho Financial Group, Inc.	1,060,900	1,933,295
National Bank of Canada	219,142	10,243,024
Nordea Bank AB	552,454	7,105,529
Powszechna Kasa Oszczednosci Bank Polski SA	302,748	3,367,582
Svenska Handelsbanken AB, A Shares	266,077	12,719,868
U.S. Bancorp	281,402	11,987,725

		108,984,338
Beverages — 1.0%
AMBEV SA	18,100	119,795
AMBEV SA — ADR (d)	523,798	3,498,971
Anheuser-Busch InBev NV	171,433	19,010,938
The Coca-Cola Co.	712,575	29,842,641
Diageo PLC	738,574	21,782,218
Dr Pepper Snapple Group, Inc.	5,200	360,100
Kirin Holdings Co. Ltd.	25,200	326,713
Molson Coors Brewing Co., Class B	4,069	302,652
PepsiCo, Inc.	170,950	16,440,261

		91,684,289
Biotechnology — 0.0%
Grifols SA	20,994	857,272
Building Products — 0.1%
Assa Abloy AB, Class B	123,135	6,536,572
Capital Markets — 0.1%
BlackRock, Inc.	3,530	1,204,118
GAM Holding AG	120,833	2,063,572
Invesco Ltd.	11,533	466,740
Jupiter Fund Management PLC	742,031	4,255,367
Morgan Stanley (d)	150,000	3,822,000
Northern Trust Corp.	5,939	393,756

		12,205,553
Chemicals — 0.4%
Air Products & Chemicals, Inc.	5,639	759,348
Asahi Kasei Corp.	36,000	295,424
China BlueChemical Ltd., H Shares	492,000	174,715
The Dow Chemical Co.	32,029	1,582,233
E.I. du Pont de Nemours & Co.	24,439	1,689,957
Givaudan SA, Registered Shares	12,979	21,674,577
LyondellBasell Industries NV, Class A	11,982	1,097,911
Syngenta AG, Registered Shares	36,429	11,265,945

		38,540,110
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	349,000	1,551,490
Park24 Co. Ltd.	42,700	646,125
Republic Services, Inc.	7,600	291,840

		2,489,455
Communications Equipment — 0.1%
Cisco Systems, Inc.	166,062	4,063,537

6	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Harris Corp.	12,441	$865,894

		4,929,431
Construction & Engineering — 0.1%
Vinci SA	90,326	5,155,646
Construction Materials — 0.0%
PPC Ltd.	20,786	55,764
Siam City Cement Pcl — NVDR	121,100	1,561,669
Taiwan Cement Corp.	1,262,000	1,930,530

		3,547,963
Containers & Packaging — 0.0%
MeadWestvaco Corp.	4,599	203,138
Distributors — 0.2%
Genuine Parts Co.	192,441	18,682,172
Diversified Consumer Services — 0.1%
H&R Block, Inc.	7,219	233,246
Kroton Educacional SA	810,532	5,776,664

		6,009,910
Diversified Financial Services — 0.2%
Bolsa Mexicana de Valores SAB de CV	2,159,684	4,540,288
CME Group, Inc.	8,473	710,122
FirstRand Ltd.	1,625,541	6,962,724
IG Group Holdings PLC	369,778	3,563,703
London Stock Exchange Group PLC	175,739	5,675,189

		21,452,026
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	587,096	20,454,425
BCE, Inc.	52,000	2,309,214
Bezeq The Israeli Telecommunication Corp. Ltd.	698,174	1,193,267
BT Group PLC	801,242	4,723,565
Chunghwa Telecom Co. Ltd.	31,000	94,582
Deutsche Telekom AG	495,211	7,464,469
HKT Trust and HKT Ltd.	53,000	64,566
Inmarsat PLC	347,594	3,816,527
PCCW Ltd.	542,000	344,558
Singapore Telecommunications Ltd.	2,155,000	6,342,764
TDC A/S	35,817	273,536
Telefonica Brasil SA, Preference Shares	2,500	51,061
Telekomunikasi Indonesia Persero Tbk PT	2,702,800	615,556
TELUS Corp.	5,900	211,438
Turk Telekomunikasyon AS	28,024	80,499
Verizon Communications, Inc.	295,514	14,848,334

		62,888,361
Electric Utilities — 0.3%
American Electric Power Co., Inc.	32,844	1,916,119
CLP Holdings Ltd.	11,500	99,028
Duke Energy Corp.	18,792	1,543,763
Edison International	8,241	515,722
EDP — Energias de Portugal SA	1,007,081	4,333,796
Enel SpA	998,595	5,102,734
Entergy Corp.	9,619	808,188
Exelon Corp.	9,179	335,860
NextEra Energy, Inc.	11,588	1,161,349
Northeast Utilities	8,422	415,626
Pinnacle West Capital Corp.	24,578	1,510,810
PPL Corp.	24,825	868,627
The Southern Co.	133,626	6,194,901
SSE PLC	132,687	3,400,883
Xcel Energy, Inc.	80,571	2,696,711

		30,904,117

Common Stocks	Shares	Value
Electrical Equipment — 0.2%
Eaton Corp. PLC	12,664	$866,091
Emerson Electric Co.	18,645	1,194,399
Legrand SA	245,720	13,224,946

		15,285,436
Electronic Equipment, Instruments & Components — 0.1%
Aac Technologies Holdings, Inc.	45,000	269,945
Citizen Holdings Co. Ltd.	92,400	607,006
Delta Electronics, Inc.	505,000	3,029,594
Largan Precision Co. Ltd.	9,000	632,244
Simplo Technology Co. Ltd.	92,000	447,585
Synnex Technology International Corp.	6,000	8,435
Tripod Technology Corp.	1,302,000	2,437,067
Yageo Corp.	2,346,732	3,647,459
Zhen Ding Technology Holding Ltd.	37,000	101,658

		11,180,993
Energy Equipment & Services — 0.0%
Core Laboratories NV	1,999	278,920
Ensco PLC, Class A	14,517	589,245
Helmerich & Payne, Inc.	2,883	250,302

		1,118,467
Food & Staples Retailing — 0.2%
BIM Birlesik Magazalar AS	121,626	2,778,457
Distribuidora Internaciona de Alimentacion SA	73,257	465,458
FamilyMart Co. Ltd.	14,600	586,234
J Sainsbury PLC	140,658	554,128
Koninklijke Ahold NV	73,198	1,225,965
The Kroger Co.	5,522	307,631
Lawson, Inc.	46,100	3,127,303
Magnit OJSC — GDR	60,441	4,049,547
President Chain Store Corp.	10,000	74,912
Safeway, Inc.	6,067	211,496
Seven & I Holdings Co. Ltd.	2,200	85,923
Sysco Corp.	53,696	2,069,444
Walgreen Co.	3,078	197,669
Wal-Mart Stores, Inc.	62,832	4,792,197

		20,526,364
Food Products — 0.7%
Astra Agro Lestari Tbk PT	300,100	583,684
Biostime International Holdings Ltd.	92,500	209,448
Bunge Ltd.	2,346	207,973
Calbee, Inc.	700	24,517
Campbell Soup Co.	30,878	1,363,881
ConAgra Foods, Inc.	11,232	385,819
General Mills, Inc.	62,431	3,243,915
The J.M. Smucker Co.	2,731	284,024
Kellogg Co.	27,479	1,757,557
Kraft Foods Group, Inc.	159,538	8,989,966
McCormick & Co., Inc.	3,271	231,325
Nestlé SA, Registered Shares	342,539	25,119,803
Tate & Lyle PLC	73,159	708,037
Unilever PLC	514,343	20,689,613
Want Want China Holdings Ltd.	4,450,000	6,076,785

		69,876,347
Gas Utilities — 0.0%
Gas Natural SDG SA	10,450	301,762
Perusahaan Gas Negara Persero Tbk PT	43,800	21,575

		323,337
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	57,474	4,031,226

BLACKROCK FUNDS II	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Becton, Dickinson & Co.	10,146	$1,305,790
C.R. Bard, Inc.	3,901	639,647
Coloplast A/S, Class B	103	8,978
Edwards Lifesciences Corp. (d)	3,165	382,712
ResMed, Inc.	8,544	446,168
Smith & Nephew PLC	6,798	115,398

		6,929,919
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	5,019	428,673
Assura Group Ltd.	14,584,675	11,607,174
Cardinal Health, Inc.	29,968	2,351,889
DaVita HealthCare Partners, Inc. (d)	1,392	108,673
Laboratory Corp. of America Holdings (d)	2,689	293,881
Life Healthcare Group Holdings Ltd.	1,398,976	5,290,370
Miraca Holdings, Inc.	4,400	184,710
Omnicare, Inc.	5,840	388,886
Patterson Cos., Inc.	13,765	593,409
Quest Diagnostics, Inc.	14,770	937,304
UnitedHealth Group, Inc.	24,191	2,298,387
WellPoint, Inc.	15,332	1,942,411

		26,425,767
Hotels, Restaurants & Leisure — 0.5%
Berjaya Sports Toto BHD	224,700	246,612
Carnival Corp.	10,273	412,461
Darden Restaurants, Inc.	4,220	218,512
Grand Korea Leisure Co. Ltd.	131,220	4,698,902
Las Vegas Sands Corp.	10,703	666,369
McDonald’s Corp.	338,141	31,693,956
MGM China Holdings Ltd.	41,200	132,450
NagaCorp Ltd.	5,292,000	4,449,866
OPAP SA	110,532	1,339,089
Sands China Ltd.	1,074,000	6,698,657
SJM Holdings Ltd.	52,000	109,907
Wynn Resorts Ltd.	2,159	410,232

		51,077,013
Household Durables — 0.0%
Garmin Ltd.	3,085	171,156
Leggett & Platt, Inc.	3,659	144,091

		315,247
Household Products — 0.2%
The Clorox Co.	11,742	1,168,329
Colgate-Palmolive Co.	24,324	1,626,789
Kimberly-Clark Corp.	19,434	2,220,723
Kimberly-Clark de Mexico SAB de CV, A Shares	1,574,386	3,664,068
The Procter & Gamble Co.	71,923	6,276,720

		14,956,629
Independent Power and Renewable Electricity Producers — 0.0%
AES Tiete SA, Preference Shares	47,600	359,416
China Resources Power Holdings Co. Ltd.	192,000	558,844
Cia Energetica de Sao Paulo, Preference Shares, Class B	500	4,930
Huaneng Power International, Inc., H Shares	692,000	850,774
NextEra Energy Partners LP (d)	41,400	1,513,584

		3,287,548
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	5,628,800	3,172,322
NWS Holdings Ltd.	10,000	18,694
Sembcorp Industries Ltd.	45,000	170,239

		3,361,255

Common Stocks	Shares	Value
Insurance — 0.8%
Aflac, Inc.	17,286	$1,032,493
Allianz SE, Registered Shares	35,957	5,717,952
Assicurazioni Generali SpA	5,791	118,834
Aviva PLC	693,036	5,796,701
AXIS Capital Holdings Ltd.	16,032	771,780
Baloise Holding AG, Registered Shares	1,920	241,699
BB Seguridade Participacoes SA	538,815	7,188,839
Cincinnati Financial Corp.	9,348	471,794
Everest Re Group Ltd.	412	70,308
FNF Group	6,551	195,482
Friends Life Group Ltd.	863,259	4,476,864
Helvetia Holding AG, Registered Shares	7,993	3,800,799
Hyundai Marine & Fire Insurance Co. Ltd.	126,724	3,346,808
Legal & General Group PLC	1,729,274	6,409,161
Mapfre SA	149,306	511,978
Marsh & McLennan Cos., Inc.	14,599	793,748
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,388	667,056
PartnerRe Ltd.	4,885	565,146
Powszechny Zaklad Ubezpieczen SA	82,776	12,419,710
Principal Financial Group, Inc.	7,785	407,700
RenaissanceRe Holdings Ltd.	737	76,154
Sampo Oyj, A Shares	123,216	5,904,188
Sanlam Ltd.	1,065,582	6,733,461
The Travelers Cos., Inc.	9,281	935,525
Zurich Insurance Group AG	24,108	7,295,772

		75,949,952
Internet Software & Services — 0.0%
Gree, Inc.	42,700	305,800
IT Services — 0.1%
Amadeus It Holding SA, A Shares	5,147	189,369
Automatic Data Processing, Inc.	12,809	1,047,520
Cielo SA	23,700	389,182
Infosys Ltd. — ADR (e)	114,167	7,633,206
International Business Machines Corp.	1,141	187,580
Paychex, Inc.	8,635	405,327
The Western Union Co.	14,434	244,801

		10,096,985
Leisure Products — 0.1%
Hasbro, Inc.	3,105	178,631
Mattel, Inc.	258,351	8,026,966

		8,205,597
Machinery — 0.3%
Alfa Laval AB	39,933	823,175
Atlas Copco AB, A Shares	282,183	8,173,651
Caterpillar, Inc.	1,047	106,176
Kone Oyj, Class B	243,159	10,472,344
MAN SE	1,987	226,443
Marcopolo SA, Preference Shares	2,790,976	4,775,713
Stanley Black & Decker, Inc.	3,949	369,784
Turk Traktor ve Ziraat Makineleri AS	62,787	1,980,165
United Tractors Tbk PT	24,800	37,671
Zardoya Otis SA	2,388	27,844

		26,992,966
Media — 0.4%
BEC World Pcl — NVDR	4,438,100	6,576,556
Eutelsat Communications SA	441,174	14,302,336
Lagardere SCA	96,385	2,345,655
Media Nusantara Citra Tbk PT	8,539,951	1,979,816
ProSiebenSat.1 Media AG, Registered Shares	1,709	69,037

8	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Reed Elsevier NV	311,527	$7,176,100
SES SA	100,105	3,456,049
Shaw Communications, Inc., Class B	41,700	1,070,758
Time Warner Cable, Inc.	7,403	1,089,796

		38,066,103
Metals & Mining — 0.3%
BHP Billiton Ltd.	337,647	10,101,370
China Hongqiao Group Ltd.	9,179,000	7,075,066
China Steel Corp.	185,000	159,603
Freeport-McMoRan, Inc.	27,596	786,486
Koza Altin Isletmeleri AS	127,123	819,364
Kumba Iron Ore Ltd.	32,621	818,595
Maruichi Steel Tube Ltd.	500	11,808
MMC Norilsk Nickel OJSC — ADR	355,155	6,609,435
Vale SA, Preference Shares	37,900	329,612
Zijin Mining Group Co. Ltd., H Shares	602,000	154,149

		26,865,488
Multiline Retail — 0.0%
Kohl’s Corp.	19,733	1,069,923
Next PLC	4,449	459,298
Target Corp.	15,994	988,749

		2,517,970
Multi-Utilities — 0.2%
Alliant Energy Corp.	4,082	252,717
Centrica PLC	303,877	1,473,789
CMS Energy Corp.	2,551	83,341
Consolidated Edison, Inc.	24,565	1,556,438
DTE Energy Co.	4,731	388,699
E.ON SE	11,546	199,054
GDF Suez	199,144	4,835,196
Integrys Energy Group, Inc.	2,106	153,064
MDU Resources Group, Inc.	4,900	138,082
National Grid PLC	238,061	3,532,800
NiSource, Inc.	8,402	353,388
PG&E Corp.	40,501	2,038,010
Public Service Enterprise Group, Inc.	17,127	707,516
SCANA Corp.	3,532	193,871
Sempra Energy	6,193	681,230
Wisconsin Energy Corp.	5,952	295,576
YTL Corp. BHD	222,600	112,341

		16,995,112
Oil, Gas & Consumable Fuels — 2.8%
Access Midstream Partners LP — MLP	159,488	9,934,508
Cenovus Energy, Inc.	7,700	190,544
Chevron Corp.	252,127	30,242,634
China Petroleum & Chemical Corp., H Shares	9,848,400	8,540,650
China Shenhua Energy Co. Ltd., H Shares	112,000	315,676
ConocoPhillips	75,547	5,450,716
Delek Logistics Partners LP — MLP	114,150	4,766,904
Dominion Midstream Partners LP (d)	199,900	5,967,015
Dragon Oil PLC	412,207	3,558,866
Enable Midstream Partners LP	75,360	1,820,698
Energy Transfer Partners LP — MLP (d)	69,884	4,502,626
Eni SpA	969,370	20,652,310
Enterprise Products Partners LP — MLP	327,288	12,076,927
EQT Midstream Partners LP — MLP	72,406	6,413,723
Exxon Mobil Corp.	81,929	7,923,354
Genesis Energy LP — MLP	105,059	5,040,731
HollyFrontier Corp.	43,098	1,955,787
Idemitsu Kosan Co. Ltd.	500	9,670
Indo Tambangraya Megah Tbk PT	16,700	29,302

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan, Inc.	122,700	$4,748,490
Lukoil OAO — ADR	146,460	7,191,186
Magellan Midstream Partners LP — MLP	132,450	10,843,681
Marathon Petroleum Corp.	7,357	668,751
MarkWest Energy Partners LP — MLP	127,598	8,938,240
MPLX LP — MLP	95,590	6,373,941
Murphy Oil Corp.	3,189	170,261
Occidental Petroleum Corp.	45,854	4,077,796
OMV AG	24,824	780,293
ONEOK Partners LP — MLP	61,735	3,154,659
ONEOK, Inc.	4,810	283,501
PBF Logistics LP	53,780	1,324,601
PetroChina Co. Ltd., H Shares	3,474,000	4,349,255
Phillips 66	4,800	376,800
Phillips 66 Partners LP — MLP	31,200	2,174,328
Plains All American Pipeline LP — MLP	143,943	8,111,188
PTT PCL — NVDR	22,200	251,242
QEP Midstream Partners LP — MLP	74,516	1,203,433
Rose Rock Midstream LP — MLP	22,804	1,253,308
Royal Dutch Shell PLC, A Shares	478,361	17,087,818
Royal Dutch Shell PLC, B Shares	210,196	7,765,745
Shell Midstream Partners LP — MLP (d)	325,200	10,955,988
Spectra Energy Corp.	17,815	697,101
Sunoco Logistics Partners LP — MLP	168,930	8,063,029
Tambang Batubara Bukit Asam Tbk PT	7,700	8,261
Targa Resources Partners LP — MLP	64,600	3,945,768
Tesoro Logistics LP — MLP	72,638	4,089,519
Thai Oil Pcl-NVDR	44,900	61,605
Total SA	361,375	21,575,257
TransCanada Corp.	1,000	49,288
Valero Energy Corp.	633	31,707
Valero Energy Partners LP — MLP	45,860	1,958,222

		271,956,903
Paper & Forest Products — 0.0%
International Paper Co.	10,981	555,858
Personal Products — 0.1%
Hengan International Group Co. Ltd.	776,000	8,179,629
Natura Cosmeticos SA	4,500	65,378

		8,245,007
Pharmaceuticals — 2.2%
AbbVie, Inc.	174,582	11,078,974
Astellas Pharma, Inc.	4,600	71,394
AstraZeneca PLC	274,920	20,082,374
Bayer AG	52,330	7,484,321
Bristol-Myers Squibb Co.	44,040	2,562,688
Daiichi Sankyo Co. Ltd.	10,000	150,418
Eisai Co. Ltd.	18,600	727,431
Eli Lilly & Co.	34,432	2,283,875
GlaxoSmithKline PLC	619,941	14,019,263
Hisamitsu Pharmaceutical Co., Inc.	3,900	131,279
Johnson & Johnson	302,857	32,641,927
Merck & Co., Inc.	77,674	4,500,432
Mitsubishi Tanabe Pharma Corp.	800	12,166
Novartis AG, Registered Shares	309,584	28,730,285
Novo Nordisk A/S, Class B	361,683	16,349,057
Otsuka Holdings Co. Ltd.	55,300	1,939,817
Pfizer, Inc.	555,645	16,641,568
Roche Holding AG	109,903	32,432,555
Sanofi SA	245,979	22,320,133
Santen Pharmaceutical Co. Ltd.	500	29,843
Shionogi & Co. Ltd.	12,600	329,638

BLACKROCK FUNDS II	OCTOBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Sino Biopharmaceutical Ltd.	12,000	$12,081
Takeda Pharmaceutical Co. Ltd.	15,700	680,569

		215,212,088
Professional Services — 0.0%
SGS SA, Registered Shares	106	233,043
Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	129,380	10,738,540
Alstria Office REIT-AG	885,130	10,988,908
CapitaRetail China Trust	7,153,000	9,076,543
Charter Hall Retail REIT	4,909,800	17,606,132
EPR Properties	397,190	22,282,359
Federation Centres	7,249,430	17,408,824
Fibra Uno Administracion SA de CV	1,207,206	4,190,091
The GPT Group	3,390,757	12,325,023
LaSalle Hotel Properties	356,670	13,985,031
Liberty Property Trust	319,430	11,106,581
Mexico Real Estate Management SA de CV	2,668,007	4,861,999
National Health Investors, Inc.	91,938	6,059,634
Prologis Property Mexico SA de CV	4,704,400	9,743,300
RioCan Real Estate Investment Trust	477,320	11,244,262
Sabra Health Care REIT, Inc.	239,067	6,830,144
Spirit Realty Capital, Inc.	1,380,620	16,429,378
STAG Industrial, Inc.	561,610	13,703,284
UDR, Inc.	497,890	15,051,215
Unibail-Rodamco SE	87,770	22,504,859

		236,136,107
Real Estate Management & Development — 0.7%
Atrium Ljungberg AB, B Shares	679,940	9,511,968
Castellum AB	733,670	11,250,933
Croesus Retail Trust	12,251,297	8,964,131
Daito Trust Construction Co. Ltd.	1,100	137,061
Deutsche Annington Immobilien SE (d)	162,882	4,714,921
Evergrande Real Estate Group Ltd.	295,000	113,362
LEG Immobilien AG	295,521	20,424,780
Nexity SA	88,435	3,174,997
Robinsons Land Corp.	4,303,700	2,354,269
Sponda OYJ	2,351,468	10,766,308
Yuexiu Property Co. Ltd.	468,000	86,314

		71,499,044
Road & Rail — 0.1%
ComfortDelGro Corp. Ltd.	144,000	296,064
National Express Group PLC	866,716	3,460,531
Norfolk Southern Corp.	8,226	910,125
West Japan Railway Co.	7,500	357,490

		5,024,210
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Semiconductor Engineering, Inc.	603,000	727,432
Analog Devices, Inc.	8,340	413,831
Intel Corp.	132,309	4,499,829
Kinsus Interconnect Technology Corp.	66,000	248,382
KLA-Tencor Corp.	4,388	347,310
Linear Technology Corp.	6,327	271,049
Maxim Integrated Products, Inc.	9,467	277,762
MediaTek, Inc.	264,000	3,770,701
Microchip Technology, Inc.	5,351	230,682
Phison Electronics Corp.	9,000	60,788
Radiant Opto-Electronics Corp.	30,000	104,829
Siliconware Precision Industries Co.	177,000	252,493
Taiwan Semiconductor Manufacturing Co. Ltd.	584,000	2,531,565
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	772,241	17,004,747
Texas Instruments, Inc.	28,680	1,424,249

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Transcend Information, Inc.	4,000	$13,515
Vanguard International Semiconductor Corp.	460,000	691,094
Xilinx, Inc.	7,150	318,032

		33,188,290
Software — 0.3%
CA, Inc.	8,847	257,094
CDK Global, Inc. (d)	1	22
Microsoft Corp.	678,301	31,846,232
Symantec Corp.	18,424	457,284
Trend Micro, Inc.	300	10,109

		32,570,741
Specialty Retail — 0.3%
Best Buy Co., Inc.	13,952	476,321
GameStop Corp., Class A	3,051	130,461
Hennes & Mauritz AB, B Shares	310,116	12,373,473
L Brands, Inc.	6,579	474,477
Mr Price Group Ltd.	195,284	4,043,227
Nitori Holdings Co. Ltd.	45,700	2,896,263
Staples, Inc.	17,220	218,350
Truworths International Ltd.	567,664	3,890,383
USS Co. Ltd.	5,900	92,854
Yamada Denki Co. Ltd.	7,300	23,401

		24,619,210
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	83,125	8,977,500
Canon, Inc.	59,700	1,831,607
Chicony Electronics Co. Ltd.	107,000	308,132
Hewlett-Packard Co.	62,585	2,245,550
Lite-On Technology Corp.	75,000	105,256
Pegatron Corp.	37,000	67,432
Quanta Computer, Inc.	865,000	2,177,651
Seagate Technology PLC	24,168	1,518,475
Wistron Corp.	203,000	213,275

		17,444,878
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	46,000	90,288
Coach, Inc.	7,312	251,387
Eclat Textile Co. Ltd.	6,000	57,235
HUGO BOSS AG	26,570	3,530,050
Li & Fung Ltd.	110,000	134,061
Shenzhou International Group Holdings Ltd.	42,000	145,003
Yue Yuen Industrial Holdings Ltd.	50,000	167,849

		4,375,873
Tobacco — 1.5%
Altria Group, Inc.	443,927	21,459,431
British American Tobacco Malaysia BHD	14,400	304,471
British American Tobacco PLC	372,479	21,111,121
Imperial Tobacco Group PLC	829,156	36,019,912
Japan Tobacco, Inc.	662,000	22,586,814
Lorillard, Inc.	9,628	592,122
Philip Morris International, Inc.	273,371	24,332,753
Reynolds American, Inc.	208,424	13,111,954
Souza Cruz SA	779,674	6,299,315

		145,817,893
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	73,800	892,135
Marubeni Corp.	308,200	1,981,556
Mitsui & Co. Ltd.	12,400	187,228
Sumitomo Corp.	62,800	670,058

		3,730,977

10	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA		20,716	$431,977
Atlantia SpA		199,725	4,716,942
Bangkok Expressway Pcl — NVDR		1,425,500	1,663,156
Beijing Capital International Airport Co. Ltd., H Shares		2,456,000	1,802,587
CCR SA		1,394,792	10,385,372
China Merchants Holdings International Co. Ltd.		1,315,196	4,157,334
EcoRodovias Infraestrutura e Logistica SA		12,100	54,105
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		958,154	6,543,872
Grupo Aeroportuario del Sureste SAB de CV — ADR		31,394	4,228,144
Jiangsu Expressway Co. Ltd., H Shares		4,762,000	5,319,312
TAV Havalimanlari Holding AS		1,821	15,276

			39,318,077
Water Utilities — 0.0%
American Water Works Co., Inc.		4,708	251,266
Pennon Group PLC		256,597	3,424,097

			3,675,363
Wireless Telecommunication Services — 0.7%
Advanced Info Service Pcl — NVDR		961,400	7,059,194
China Mobile Ltd.		198,000	2,463,618
DiGi.Com Bhd		2,974,200	5,598,741
Far EasTone Telecommunications Co. Ltd.		8,674,402	19,197,093
KCell JSC		81,782	1,095,061
KDDI Corp.		7,300	479,387
NTT DOCOMO, Inc.		73,700	1,243,016
Philippine Long Distance Telephone Co. — ADR		27,391	1,920,931
Rogers Communications, Inc., Class B		512,112	19,256,738
SK Telecom Co. Ltd.		28,046	7,028,298
SK Telecom Co. Ltd. — ADR		79,522	2,209,916
StarHub Ltd.		5,000	16,072
Taiwan Mobile Co. Ltd.		622,000	2,018,358
Tim Participacoes SA		34,500	187,544
Vodacom Group Ltd.		64,150	778,864

			70,552,831
Total Common Stocks — 21.7%			2,088,860,249

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
B/E Aerospace, Inc.:
6.88%, 10/01/20	USD	100	108,125
5.25%, 4/01/22		994	1,105,825
Boeing Capital Corp., 2.13%, 8/15/16		500	512,704
The Boeing Co.:
3.75%, 11/20/16		565	597,745
2.55%, 10/30/21		270	265,459
5.88%, 2/15/40		645	822,841
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		831	808,147
General Dynamics Corp., 2.25%, 11/15/22		695	663,818
Honeywell International, Inc., 5.38%, 3/01/41		690	834,534
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		100	107,500
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		200	196,000
Lockheed Martin Corp.:
2.13%, 9/15/16		725	741,822
4.07%, 12/15/42		945	923,214
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	95,250

Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
Northrop Grumman Corp., 4.75%, 6/01/43	USD	250	$264,546
Raytheon Co.:
4.40%, 2/15/20		895	985,466
4.70%, 12/15/41		645	713,534
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,119,250
TransDigm, Inc., 5.50%, 10/15/20		720	720,000
United Technologies Corp.:
5.38%, 12/15/17		1,890	2,120,151
3.10%, 6/01/22		1,275	1,296,562
4.50%, 6/01/42		2,420	2,582,895

			17,585,388
Air Freight & Logistics — 0.0%
United Parcel Service, Inc.:
1.13%, 10/01/17		1,345	1,340,465
6.20%, 1/15/38		855	1,131,222
XPO Logistics, Inc., 7.88%, 9/01/19 (a)		650	680,875

			3,152,562
Airlines — 0.2%
American Airlines Group, Inc., 5.50%, 10/01/19 (a)		200	200,500
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,400	3,502,000
Continental Airlines Pass-Through Certificates:
Series 2009-1, 9.00%, 7/08/16		925	1,027,290
Series 2012-3, Class C, 6.13%, 4/29/18		1,185	1,250,175
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,368,771
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,500	3,536,050
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	154,875
U.S. Airways Pass-Through Trust, 3.95%, 5/15/27		5,000	5,037,500
United Airlines Pass-Through Trust, 3.75%, 9/03/26		970	982,125
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,557	1,604,044
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,695	1,741,852

			20,405,182
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		100	106,750
Autodis SA, 6.50%, 2/01/19	EUR	260	319,309
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	150	161,250
6.50%, 3/01/21		300	321,000
7.00%, 5/15/22		75	81,563
HP Pelzer Holding GmbH, 7.50%, 7/15/21	EUR	2,000	2,604,243
MPG Holdco I, Inc., 7.38%, 10/15/22 (a)	USD	100	105,000
MPM Global Pte. Ltd., 6.75%, 9/19/19		1,000	1,020,000
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		306	321,300
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	500	629,599
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		2,000	2,431,735
Schaeffler Finance BV:
7.75%, 2/15/17 (a)	USD	200	220,000
4.75%, 5/15/21 (a)		200	199,500
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(f)		1,040	1,089,400

BLACKROCK FUNDS II	OCTOBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (f)	EUR	1,100	$1,447,387
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(f)		942	974,970
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (f)		1,100	1,423,263
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(f)		2,332	2,477,750
Tata Motors Ltd., 4.63%, 4/30/20	USD	1,800	1,829,106
Tenneco, Inc., 6.88%, 12/15/20		100	106,500

			17,869,625
Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		1,599	1,712,929
8.25%, 6/15/21		1,891	2,113,193
Daimler Finance North America LLC, 2.95%, 1/11/17 (a)		238	246,798
Ford Motor Co.:
7.45%, 7/16/31		130	174,111
4.75%, 1/15/43		260	265,262
General Motors Co.:
3.50%, 10/02/18		200	206,000
4.88%, 10/02/23		350	374,937
6.25%, 10/02/43		350	416,500
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,177	1,219,441
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	405	672,171
5.63%, 2/01/23 (a)	USD	150	156,000
Renault SA, 3.13%, 3/05/21	EUR	1,008	1,342,860
Volkswagen International Finance NV, 4.63% (b)(g)		495	670,596

			9,570,798
Banks — 4.4%
Abbey National Treasury Services PLC:
2.35%, 9/10/19		801	796,217
2.63%, 7/16/20		280	383,592
Aldesa Financial Services SA, 7.25%, 4/01/21		865	1,054,164
Amsouth Bank, 5.20%, 4/01/15	USD	1,400	1,423,565
Australia & New Zealand Banking Group Ltd.:
1.25%, 1/10/17		1,400	1,404,799
2.25%, 6/13/19		730	731,150
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(g)	EUR	2,400	3,085,001
Banco Espirito Santo SA:
2.63%, 5/08/17		800	904,272
4.75%, 1/15/18		1,500	1,795,135
4.00%, 1/21/19		1,400	1,634,231
Banco Santander SA, 6.25% (b)(g)		500	614,575
Banco Santander Totta SA, 1.50%, 4/03/17		500	641,299
Bank of America Corp.:
5.13% (b)(g)	USD	29,755	28,862,350
6.25% (b)(g)		8,925	8,913,844
6.50%, 8/01/16		4,184	4,562,455
3.88%, 3/22/17		190	200,267
1.70%, 8/25/17		3,890	3,890,665
6.40%, 8/28/17		720	811,128
6.00%, 9/01/17		780	869,879
5.75%, 12/01/17		4,095	4,558,280
2.00%, 1/11/18		1,770	1,774,409
5.65%, 5/01/18		760	848,443
2.60%, 1/15/19		400	403,828
5.63%, 7/01/20		930	1,056,155
5.00%, 5/13/21		1,350	1,494,532
3.30%, 1/11/23		520	515,564
4.00%, 4/01/24		750	774,953

Corporate Bonds		Par (000)	Value
Banks (continued)
4.20%, 8/26/24	USD	530	$533,795
5.88%, 2/07/42		290	354,310
5.00%, 1/21/44		3,240	3,540,500
4.88%, 4/01/44		400	428,369
Bank of America N.A., 5.30%, 3/15/17		1,240	1,344,558
Bank of China Ltd., 6.88% (b)(g)	CNH	10,500	1,724,380
Bank of Ireland:
2.00%, 5/08/17	EUR	460	580,691
3.25%, 1/15/19		580	765,864
4.25%, 6/11/24 (b)		2,407	2,971,084
Bank of Montreal:
1.30%, 7/15/16	USD	610	615,995
1.40%, 9/11/17		1,090	1,090,801
2.38%, 1/25/19		1,100	1,111,762
The Bank of Nova Scotia:
0.95%, 3/15/16		1,550	1,556,598
1.38%, 7/15/16		500	504,657
1.38%, 12/18/17		1,840	1,836,723
2.05%, 10/30/18		840	841,966
2.80%, 7/21/21		610	606,394
Bankia SA:
3.50%, 1/17/19	EUR	400	542,236
4.00%, 5/22/24 (b)		2,500	3,078,046
Barclays Bank PLC:
2.50%, 2/20/19	USD	3,680	3,708,560
5.13%, 1/08/20		740	832,052
5.14%, 10/14/20		1,010	1,097,658
7.63%, 11/21/22		41,200	44,882,250
3.75%, 5/15/24		600	607,687
Barclays PLC:
6.63% (b)(g)		16,300	15,599,100
4.38%, 9/11/24		400	388,020
BB&T Corp.:
4.90%, 6/30/17		500	543,749
1.60%, 8/15/17		1,260	1,264,687
The Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	706,802
BNP Paribas SA:
1.25%, 12/12/16		2,000	2,003,504
2.38%, 9/14/17		740	754,215
2.40%, 12/12/18		1,360	1,370,143
3.25%, 3/03/23		1,070	1,072,302
BPCE SA:
1.63%, 2/10/17		500	503,840
0.84%, 6/23/17 (b)		1,990	1,990,511
1.61%, 7/25/17		150	150,585
2.50%, 12/10/18		840	844,519
3.00%, 7/19/24	EUR	800	1,143,192
4.50%, 3/15/25 (a)	USD	550	534,223
5.25%, 4/16/29	GBP	300	496,820
Branch Banking & Trust Co.:
1.05%, 12/01/16	USD	1,410	1,410,823
2.85%, 4/01/21		1,050	1,053,494
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16		1,200	1,210,825
CIT Group, Inc.:
5.00%, 5/15/17		200	209,500
4.25%, 8/15/17		325	333,937
5.25%, 3/15/18		550	580,250
6.63%, 4/01/18 (a)		890	974,550
5.50%, 2/15/19 (a)		2,127	2,269,243
3.88%, 2/19/19		150	150,937
5.00%, 8/15/22		400	418,500
5.00%, 8/01/23		200	208,750
Citigroup, Inc.:
6.75% (b)(g)		25,000	24,843,750

12	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
1.25%, 1/15/16	USD	430	$431,833
1.30%, 4/01/16		1,290	1,295,831
1.70%, 7/25/16		4,340	4,384,259
6.13%, 11/21/17		1,000	1,124,285
6.13%, 5/15/18		590	670,152
2.50%, 9/26/18		950	961,584
2.50%, 7/29/19		1,100	1,103,962
5.38%, 8/09/20		970	1,101,522
4.50%, 1/14/22		570	618,390
3.75%, 6/16/24		480	487,751
5.50%, 9/13/25		480	531,719
8.13%, 7/15/39		710	1,068,534
5.88%, 1/30/42		490	602,186
6.68%, 9/13/43		4,545	5,779,208
4.95%, 11/07/43		810	885,348
Comerica, Inc., 2.13%, 5/23/19		420	418,230
Commerzbank AG:
7.75%, 3/16/21	EUR	2,800	4,289,527
8.13%, 9/19/23 (a)	USD	16,566	19,148,639
Commonwealth Bank of Australia:
1.40%, 9/08/17		500	499,395
1.90%, 9/18/17		1,345	1,363,710
2.50%, 9/20/18		650	663,552
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		2,180	2,289,050
2.25%, 1/14/19		1,240	1,254,958
4.50%, 1/11/21		430	474,566
3.88%, 2/08/22		820	863,724
4.63%, 12/01/23		1,150	1,208,681
4.63%, 5/23/29	GBP	285	457,815
5.25%, 5/24/41	USD	1,040	1,202,665
Credit Agricole SA:
6.63% (a)(b)(g)		20,000	19,512,000
6.63% (g)		270	263,412
8.38% (a)(b)(g)		350	405,563
2.38%, 5/20/24	EUR	100	126,568
3.13%, 2/05/26		500	714,664
Danske Bank A/S, 5.75% (b)(g)		300	385,343
Deutsche Bank AG:
3.25%, 1/11/16	USD	430	442,507
6.00%, 9/01/17		1,040	1,165,648
2.50%, 2/13/19		965	975,600
3.70%, 5/30/24		450	453,973
Deutsche Telekom International Finance BV, 4.88%, 3/06/42 (a)		590	610,345
Fifth Third Bancorp, 4.90% (b)(g)		6,265	6,162,254
Fifth Third Bank:
1.45%, 2/28/18		400	396,635
2.88%, 10/01/21		610	605,657
First Republic Bank, 2.38%, 6/17/19		635	637,893
HSBC Bank USA N.A., 4.88%, 8/24/20		670	737,786
HSBC Finance Corp.:
5.50%, 1/19/16		680	717,833
6.68%, 1/15/21		1,000	1,178,483
HSBC Holdings PLC:
5.63% (b)(g)		13,755	13,978,519
6.38% (b)(g)		16,665	16,998,300
6.38% (b)(g)	EUR	200	253,763
4.25%, 3/14/24	USD	600	616,787
6.50%, 9/15/37		400	497,569
6.80%, 6/01/38		830	1,069,653
6.00%, 3/29/40	GBP	430	786,405
6.10%, 1/14/42	USD	750	970,859
5.25%, 3/14/44		1,120	1,217,402

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC USA, Inc.:
1.30%, 6/23/17	USD	1,010	$1,012,517
2.25%, 6/23/19		1,000	1,002,241
5.00%, 9/27/20		380	416,283
3.50%, 6/23/24		1,540	1,560,756
HSH Nordbank AG:
1.00%, 2/14/17 (b)	EUR	1,523	1,602,701
1.04%, 2/14/17 (b)		1,437	1,510,400
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	2,640	2,669,370
5.25%, 1/12/24		490	533,528
5.02%, 6/26/24 (a)		400	390,926
4.10%, 9/15/26	EUR	100	125,171
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,091,618
1.80%, 1/25/18		1,420	1,419,605
2.40%, 10/22/19		1,345	1,328,834
4.95%, 3/25/20		1,000	1,110,332
4.35%, 8/15/21		1,380	1,482,054
3.88%, 2/01/24		855	884,880
3.88%, 9/10/24		500	496,747
6.40%, 5/15/38		270	346,748
5.40%, 1/06/42		550	637,570
5.63%, 8/16/43		350	399,528
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	330	610,383
Manufacturers & Traders Trust Co.:
2.30%, 1/30/19	USD	500	503,385
2.25%, 7/25/19		750	749,701
MUFG Union Bank N.A.:
3.00%, 6/06/16		750	772,878
2.25%, 5/06/19		770	766,312
National Australia Bank Ltd.:
1.30%, 7/25/16		500	504,479
3.00%, 1/20/23		610	602,668
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	3,035,340
PNC Bank N.A.:
1.30%, 10/03/16		1,500	1,512,073
1.13%, 1/27/17		840	840,382
4.88%, 9/21/17		350	382,278
2.25%, 7/02/19		770	771,374
2.70%, 11/01/22		300	288,166
PNC Funding Corp.:
4.38%, 8/11/20		750	821,740
3.30%, 3/08/22		1,010	1,026,641
Popular, Inc., 7.00%, 7/01/19		5,000	5,037,500
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		75	74,813
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,547,437
Royal Bank of Canada:
1.20%, 1/23/17		1,270	1,273,137
1.40%, 10/13/17		710	710,132
1.50%, 1/16/18		750	748,093
2.20%, 7/27/18		1,360	1,380,567
Santander Bank N.A., 8.75%, 5/30/18		1,250	1,512,369
Santander Holdings USA, Inc., 4.63%, 4/19/16		3,110	3,271,319
Standard Chartered PLC, 1.50%, 9/08/17 (a)		1,990	1,984,826
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,333,379
2.50%, 7/19/18		1,750	1,781,792
2.25%, 7/11/19		500	496,565
Svenska Handelsbanken AB:
3.13%, 7/12/16		750	778,945

BLACKROCK FUNDS II	OCTOBER 31, 2014	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
2.88%, 4/04/17	USD	250	$260,123
2.25%, 6/17/19		500	503,072
The Toronto-Dominion Bank:
2.38%, 10/19/16		1,630	1,680,923
2.63%, 9/10/18		1,330	1,362,674
2.25%, 11/05/19		1,000	997,717
U.S. Bancorp:
3.44%, 2/01/16		1,870	1,925,943
2.20%, 11/15/16		500	512,433
1.95%, 11/15/18		2,230	2,236,880
3.00%, 3/15/22		500	502,440
3.70%, 1/30/24		790	822,381
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,115,081
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,687,893
Wachovia Corp., 5.75%, 2/01/18	USD	2,350	2,651,909
Wells Fargo & Co.:
3.68%, 6/15/16		650	679,383
5.13%, 9/15/16		950	1,019,775
2.10%, 5/08/17		1,200	1,225,906
1.40%, 9/08/17		700	700,027
3.50%, 3/08/22		1,200	1,240,848
3.30%, 9/09/24		500	498,739
4.10%, 6/03/26		500	507,138
5.38%, 2/07/35		540	628,332
5.38%, 11/02/43		850	950,421
5.61%, 1/15/44		1,450	1,661,074
4.65%, 11/04/44		460	458,490
Westpac Banking Corp.:
0.95%, 1/12/16		1,500	1,510,915
1.20%, 5/19/17		1,840	1,838,924
4.88%, 11/19/19		600	674,670

			427,249,550
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,427,078
Anheuser-Busch InBev Finance, Inc.:
3.70%, 2/01/24		1,130	1,162,981
4.63%, 2/01/44		330	343,213
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	480	797,082
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	USD	1,880	1,884,286
5.38%, 1/15/20		750	851,713
2.50%, 7/15/22		825	789,415
8.20%, 1/15/39		350	532,697
The Coca-Cola Co.:
1.15%, 4/01/18		1,700	1,682,701
1.65%, 11/01/18		1,000	1,000,823
2.50%, 4/01/23		535	519,133
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43		250	281,067
Constellation Brands, Inc.:
7.25%, 9/01/16		200	218,500
3.88%, 11/15/19		408	414,120
6.00%, 5/01/22		100	111,750
4.25%, 5/01/23		500	502,500
Cott Beverages, Inc., 5.38%, 7/01/22 (a)		100	99,000
Diageo Capital PLC:
1.50%, 5/11/17		1,000	1,005,710
2.63%, 4/29/23		480	460,006
Diageo Investment Corp., 7.45%, 4/15/35		350	495,308
PepsiCo, Inc.:
1.25%, 8/13/17		675	676,219
5.00%, 6/01/18		770	856,605
3.00%, 8/25/21		1,250	1,278,261
2.75%, 3/05/22		1,270	1,259,135
3.60%, 3/01/24		615	633,260

Corporate Bonds		Par (000)	Value
Beverages (concluded)
3.60%, 8/13/42	USD	1,125	$1,010,562
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,594,463

			21,887,588
Biotechnology — 0.0%
Amgen, Inc.:
5.50%, 12/07/26	GBP	350	654,458
5.38%, 5/15/43	USD	920	1,019,179
Gilead Sciences, Inc., 4.80%, 4/01/44		170	184,265

			1,857,902
Building Products — 0.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	163,687
Aguila 3 SA, 7.88%, 1/31/18 (a)		150	150,375
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		590	597,375
Astaldi SpA, 7.13%, 12/01/20	EUR	3,490	4,577,415
BMBG Bond Finance SCA, 5.08%, 10/15/20 (b)		680	853,844
Building Materials Corp. of America:
6.75%, 5/01/21 (a)	USD	300	321,750
5.38%, 11/15/24 (a)		1,570	1,573,925
Cemex Finance LLC:
5.25%, 4/01/21	EUR	1,296	1,671,179
6.00%, 4/01/24 (a)	USD	305	311,009
Griffon Corp., 5.25%, 3/01/22		175	168,437
Hanson Ltd., 6.13%, 8/15/16		125	134,063
HD Supply, Inc., 8.13%, 4/15/19		5,220	5,637,600
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	400	571,686
Kerneos Tech Group SAS:
4.92%, 3/01/21 (b)		125	154,607
5.75%, 3/01/21		673	839,152
Lafarge SA:
6.50%, 7/15/16	USD	200	214,000
7.13%, 7/15/36		75	87,750
Masco Corp.:
6.13%, 10/03/16		300	321,000
7.13%, 3/15/20		100	114,250
Masonite International Corp., 8.25%, 4/15/21 (a)		75	80,250
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,657,619
USG Corp.:
9.75%, 1/15/18		2,070	2,385,675
5.88%, 11/01/21 (a)		1,368	1,412,460

			23,999,108
Capital Markets — 1.2%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,549,205
Ameriprise Financial, Inc., 4.00%, 10/15/23		780	817,668
The Bank of New York Mellon Corp.:
2.40%, 1/17/17		1,000	1,028,360
2.20%, 5/15/19		1,650	1,655,676
2.30%, 9/11/19		2,765	2,768,265
3.55%, 9/23/21		480	498,828
3.65%, 2/04/24		830	852,143
The Charles Schwab Corp., 4.45%, 7/22/20		550	609,583
Credit Suisse:
1.38%, 5/26/17		3,370	3,361,693
2.30%, 5/28/19		1,500	1,496,851
5.30%, 8/13/19		750	847,181
3.00%, 10/29/21		580	573,719
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	11,025,000
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	481,707
E*TRADE Financial Corp.:
6.00%, 11/15/17		100	102,500

14	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
6.38%, 11/15/19	USD	100	$106,625
Eco-Bat Finance PLC:
7.75%, 2/15/17		1,110	1,409,078
7.75%, 2/15/17	EUR	1,000	1,269,439
The Goldman Sachs Group, Inc.:
5.70% (b)(g)	USD	28,400	29,039,000
3.63%, 2/07/16		2,400	2,476,855
5.75%, 10/01/16		800	868,121
6.25%, 9/01/17		2,808	3,147,496
2.38%, 1/22/18		2,140	2,159,968
2.90%, 7/19/18		930	951,330
2.55%, 10/23/19		630	625,962
5.25%, 7/27/21		1,450	1,616,499
3.85%, 7/08/24		2,180	2,202,352
6.13%, 2/15/33		970	1,181,258
6.75%, 10/01/37		440	539,429
6.25%, 2/01/41		1,720	2,131,350
4.80%, 7/08/44		650	671,207
Invesco Finance PLC:
3.13%, 11/30/22		370	367,256
4.00%, 1/30/24		1,010	1,052,767
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		2,160	2,257,200
Morgan Stanley:
1.75%, 2/25/16		1,920	1,937,240
5.45%, 1/09/17		930	1,009,162
5.55%, 4/27/17		2,700	2,956,443
6.63%, 4/01/18		2,726	3,121,695
2.13%, 4/25/18		5,130	5,144,210
2.38%, 7/23/19		1,000	992,753
5.75%, 1/25/21		2,370	2,721,371
3.88%, 4/29/24		860	871,258
3.70%, 10/23/24		555	553,851
4.35%, 9/08/26		360	360,977
6.38%, 7/24/42		1,650	2,124,476
Northern Trust Corp., 3.38%, 8/23/21		870	911,286
State Street Corp.:
4.38%, 3/07/21		500	553,240
3.10%, 5/15/23		1,040	1,006,940
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,559,493
UBS AG:
1.38%, 8/14/17		1,200	1,195,819
5.88%, 12/20/17		970	1,092,614
5.75%, 4/25/18		750	846,345
5.10%, 5/15/24		475	476,187
4.75%, 2/12/26 (b)	EUR	860	1,135,986

			113,312,917
Chemicals — 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	USD	500	498,510
Airgas, Inc., 2.95%, 6/15/16		630	649,236
Ashland, Inc.:
3.00%, 3/15/16		100	101,000
3.88%, 4/15/18		1,762	1,790,633
4.75%, 8/15/22		425	428,187
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B, 7.38%, 5/01/21 (a)		1,080	1,169,100
Celanese U.S. Holdings LLC:
3.25%, 10/15/19	EUR	481	614,639
4.63%, 11/15/22		50	50,375
CF Industries, Inc., 5.38%, 3/15/44		410	436,109
Chemtura Corp., 5.75%, 7/15/21		2,000	1,995,000
The Dow Chemical Co., 4.38%, 11/15/42		540	510,361

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Eagle Spinco, Inc., 4.63%, 2/15/21	USD	200	$194,000
EI du Pont de Nemours & Co.:
2.75%, 4/01/16		550	566,326
3.63%, 1/15/21		1,065	1,125,809
6.50%, 1/15/28		400	511,712
Huntsman International LLC:
4.88%, 11/15/20		2,560	2,579,200
8.63%, 3/15/21		100	109,000
5.13%, 4/15/21	EUR	1,153	1,505,103
Ineos Finance PLC, 8.38%, 2/15/19 (a)	USD	200	214,500
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		200	201,750
5.88%, 2/15/19 (a)		2,270	2,267,163
Monsanto Co.:
2.75%, 4/15/16		605	621,685
4.20%, 7/15/34		695	709,667
4.40%, 7/15/44		585	589,726
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)		50	52,250
5.00%, 5/01/25 (a)		582	600,915
Polyone Corp., 5.25%, 3/15/23		200	200,500
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	557,017
3.63%, 3/15/24		825	845,754
PPG Industries, Inc.:
1.90%, 1/15/16		175	177,376
6.65%, 3/15/18		1,240	1,428,737
5.50%, 11/15/40		335	396,977
Praxair, Inc.:
4.50%, 8/15/19		750	828,932
2.45%, 2/15/22		665	651,912
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)		100	94,500
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,232	2,330,208
The Sherwin-Williams Co., 1.35%, 12/15/17		500	497,523
TPC Group, Inc., 8.75%, 12/15/20 (a)		100	104,625
Tronox Finance LLC, 6.38%, 8/15/20		200	205,500
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)		200	208,376
Yingde Gases Investment Ltd., 8.13%, 4/22/18		5,800	6,032,000

			34,651,893
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 6.75%, 4/30/20		100	106,250
The ADT Corp.:
2.25%, 7/15/17		350	343,437
4.13%, 4/15/19		75	74,344
6.25%, 10/15/21		175	183,750
3.50%, 7/15/22		150	134,250
4.13%, 6/15/23		75	69,000
4.88%, 7/15/42		175	147,000
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		200	208,000
Bilbao Luxembourg SA, 10.50% (10.50% Cashor 11.25% PIK), 12/01/18 (f)	EUR	1,340	1,763,180
Cenveo Corp., 6.00%, 8/01/19 (a)	USD	100	96,250
Ceridian Corp., 8.88%, 7/15/19 (a)		4,389	4,849,845
Clean Harbors, Inc.:
5.25%, 8/01/20		150	154,125
5.13%, 6/01/21		100	101,750
Covanta Holding Corp., 5.88%, 3/01/24		1,690	1,744,925
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		125	126,563
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	446,577

BLACKROCK FUNDS II	OCTOBER 31, 2014	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
6.38%, 10/15/17 (a)	USD	470	$532,498
Experian Finance PLC, 3.50%, 10/15/21	GBP	790	1,307,951
IVS F. SpA, 7.13%, 4/01/20	EUR	2,485	3,199,711
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	1,150	1,233,375
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,304,853
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	3,192,600
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,100	3,200,750
Tervita Corp., 8.00%, 11/15/18 (a)		100	96,000
West Corp., 5.38%, 7/15/22 (a)		225	218,250

			24,835,234
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.10%, 3/03/17		1,325	1,327,388
2.13%, 3/01/19		1,750	1,756,927
5.90%, 2/15/39		820	1,004,345
5.50%, 1/15/40		250	294,773
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		150	162,375
7.63%, 6/15/21		100	111,250
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		583	583,000
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		450	472,500
7.25%, 10/15/20		4,216	4,500,580
7.50%, 4/01/21		125	135,313
5.50%, 8/01/23		490	491,225
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		100	103,075
ViaSat, Inc., 6.88%, 6/15/20		100	105,750

			11,048,501
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		365	378,368
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)		1,275	1,278,187
AECOM Technology Corp.:
5.75%, 10/15/22 (a)		405	426,263
5.88%, 10/15/24 (a)		1,137	1,202,377
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	3,271,707
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	1,253	1,551,353

			8,108,255
Construction Materials — 0.0%
Cemex SAB de CV, 5.70%, 1/11/25 (a)	USD	775	759,267
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	1,555	1,880,443
Vulcan Materials Co., 7.50%, 6/15/21	USD	100	116,500

			2,756,210
Consumer Finance — 0.6%
Ally Financial, Inc.:
2.75%, 1/30/17		225	225,270
5.50%, 2/15/17		625	664,813
6.25%, 12/01/17		200	218,000
4.75%, 9/10/18		125	131,250
3.50%, 1/27/19		150	151,125
8.00%, 3/15/20		400	481,000
7.50%, 9/15/20		375	446,250
5.13%, 9/30/24		100	104,000
8.00%, 11/01/31		6,708	8,535,930
8.00%, 11/01/31		1,240	1,579,450
American Express Co.:
1.55%, 5/22/18		580	572,210

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
2.65%, 12/02/22	USD	590	$575,284
4.05%, 12/03/42		370	356,721
American Express Credit Corp.:
1.30%, 7/29/16		1,290	1,297,844
2.80%, 9/19/16		3,400	3,515,447
1.13%, 6/05/17		850	845,943
2.13%, 7/27/18		410	413,247
2.13%, 3/18/19		840	839,343
Capital One Bank USA N.A., 1.15%, 11/21/16		750	748,411
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,129,008
2.45%, 4/24/19		2,800	2,808,294
Capital One N.A.:
1.50%, 3/22/18		2,510	2,474,940
2.40%, 9/05/19		700	695,759
2.95%, 7/23/21		550	546,101
Cerved Group SpA, 6.38%, 1/15/20	EUR	796	1,051,910
Discover Bank, 4.20%, 8/08/23	USD	1,620	1,697,363
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	104,358
3.98%, 6/15/16		100	104,452
8.00%, 12/15/16		620	702,652
1.72%, 12/06/17		4,040	4,015,946
5.00%, 5/15/18		1,030	1,127,057
2.88%, 10/01/18		930	950,953
2.38%, 3/12/19		1,240	1,238,270
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		895	890,525
6.88%, 4/15/22 (a)		1,351	1,307,093
Navient Corp.:
6.25%, 1/25/16		550	572,000
6.00%, 1/25/17		100	105,500
4.63%, 9/25/17		125	127,187
8.45%, 6/15/18		400	457,000
5.50%, 1/15/19		300	311,064
8.00%, 3/25/20		625	717,187
7.25%, 1/25/22		175	195,563
5.50%, 1/25/23		350	350,000
6.13%, 3/25/24		150	154,877
5.63%, 8/01/33		75	63,187
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	15,000	2,427,661
Springleaf Finance Corp.:
6.90%, 12/15/17	USD	425	463,250
7.75%, 10/01/21		250	282,500
Synchrony Financial, 1.88%, 8/15/17		665	667,290
Toyota Motor Credit Corp.:
1.25%, 10/05/17		1,000	998,615
2.00%, 10/24/18		990	999,122
2.13%, 7/18/19		1,250	1,251,454
4.25%, 1/11/21		435	476,783
Unican Ltd., 5.80%, 5/30/17	CNH	13,500	2,210,938

			56,377,397
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.:
6.25%, 1/31/19 (a)	USD	660	664,950
4.25%, 1/15/22	EUR	2,640	3,226,464
Ball Corp.:
5.75%, 5/15/21	USD	200	209,750
5.00%, 3/15/22		150	157,125
4.00%, 11/15/23		300	288,000

16	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (a)	USD	981	$978,547
Cascades, Inc., 5.50%, 7/15/22 (a)		75	74,063
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		450	473,625
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		250	245,625
Crown European Holdings SA, 4.00%, 7/15/22	EUR	905	1,158,426
GCL Holdings SCA, 9.38%, 4/15/18		1,000	1,306,658
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	USD	100	106,875
Sealed Air Corp.:
8.13%, 9/15/19 (a)		100	108,375
8.38%, 9/15/21 (a)		150	169,875
5.25%, 4/01/23 (a)		1,450	1,489,875
SGD Group SAS, 5.63%, 5/15/19	EUR	808	971,657
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	102,000

			11,731,890
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	96,640
Diversified Consumer Services — 0.0%
The Cleveland Clinic Foundation, 4.86%, 1/01/14		125	123,678
Service Corp International, 5.38%, 5/15/24		1,565	1,611,950
TUI AG, 5.00%, 10/01/19	EUR	188	241,061

			1,976,689
Diversified Financial Services — 2.4%
Adria Bidco BV, 7.88%, 11/15/20		435	572,376
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19 (a)	USD	650	645,125
4.50%, 5/15/21 (a)		150	151,500
5.00%, 10/01/21 (a)		500	520,000
Aircastle Ltd.:
6.75%, 4/15/17		300	321,000
6.25%, 12/01/19		100	106,500
7.63%, 4/15/20		880	990,000
5.13%, 3/15/21		75	75,937
American Honda Finance Corp., 2.25%, 8/15/19		600	603,017
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		810	916,001
7.25%, 2/01/18		2,430	2,824,860
BNP Paribas SA, 2.88%, 3/20/26 (b)	EUR	165	213,022
BP Capital Markets PLC:
1.85%, 5/05/17	USD	1,750	1,774,579
2.24%, 5/10/19		825	823,886
2.52%, 1/15/20		275	276,209
4.50%, 10/01/20		825	901,369
4.74%, 3/11/21		715	789,551
3.99%, 9/26/23		1,205	1,255,739
3.54%, 11/04/24		340	339,707
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		200	192,300
CME Group, Inc.:
3.00%, 9/15/22		560	562,726
5.30%, 9/15/43		225	266,606
CNH Capital LLC:
6.25%, 11/01/16		200	211,500
3.63%, 4/15/18		200	200,000
3.38%, 7/15/19 (a)		50	48,625

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	200	$204,000
Denali Borrower LLC/Denali Finance Corp., 5.63%, 10/15/20 (a)		225	238,641
DFC Finance Corp., 10.50%, 6/15/20 (a)		175	171,063
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2013-1, 6.13%, 11/30/19 (a)		4,641	4,943,079
Series 2013-1, 5.25%, 5/30/23 (a)		9,570	10,072,267
Enova International, Inc., 9.75%, 6/01/21 (a)		50	50,875
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23		1,500	1,435,686
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	584	754,087
General Electric Capital Corp.:
1.50%, 7/12/16	USD	1,000	1,012,788
2.30%, 4/27/17		1,470	1,509,415
2.30%, 1/14/19		730	742,336
4.63%, 1/07/21		2,170	2,419,027
3.15%, 9/07/22		790	799,311
6.75%, 3/15/32		650	864,303
5.88%, 1/14/38		550	674,880
6.88%, 1/10/39		530	725,923
General Motors Financial Co., Inc.:
2.75%, 5/15/16		250	253,437
4.75%, 8/15/17		750	800,625
3.50%, 7/10/19		100	103,077
4.38%, 9/25/21		950	995,220
4.25%, 5/15/23		20	20,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		920	915,400
4.88%, 3/15/19		2,069	2,105,207
6.00%, 8/01/20		1,857	1,949,850
5.88%, 2/01/22		250	256,875
ING Bank NV:
5.80%, 9/25/23 (a)		30,640	34,099,930
3.50%, 11/21/23	EUR	860	1,135,887
Intercontinental Exchange, Inc., 2.50%, 10/15/18	USD	750	761,905
Jefferies Group LLC, 6.50%, 1/20/43		5,000	5,602,735
JPMorgan Chase & Co.:
5.15%, 10/01/15		1,740	1,807,413
3.45%, 3/01/16		417	430,811
3.15%, 7/05/16		3,532	3,653,285
6.00%, 1/15/18		3,257	3,671,196
4.85%, 2/01/44		2,020	2,171,916
6.75%, 8/29/49 (b)		9,725	10,246,260
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		300	308,815
Lloyds Banking Group PLC:
6.38% (b)(g)	EUR	260	336,408
7.50% (b)(g)	USD	25,300	26,312,000
Moody’s Corp., 2.75%, 7/15/19		1,195	1,213,516
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	658,229
2.35%, 6/15/20		400	398,980
3.40%, 11/15/23		500	511,139
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, 3/15/22 (a)		100	106,000
The Nielsen Co. (Luxembourg) S.à r.l., 5.50%, 10/01/21 (a)		100	103,750
Royal Bank of Scotland Group PLC:
1.63%, 6/25/19	EUR	245	316,554

BLACKROCK FUNDS II	OCTOBER 31, 2014	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
6.13%, 12/15/22	USD	500	$541,259
6.10%, 6/10/23		250	270,284
6.00%, 12/19/23		25,200	27,122,004
5.13%, 5/28/24		10,700	10,840,983
Société Générale SA:
6.00% (a)(b)(g)		4,500	4,241,250
5.00%, 1/17/24 (a)		350	357,485
2.75%, 9/16/26	EUR	200	246,294
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)	USD	75	73,125
Total Capital Canada Ltd., 1.45%, 1/15/18		1,300	1,294,819
Total Capital International SA:
1.55%, 6/28/17		715	719,755
3.75%, 4/10/24		795	825,089
Total Capital SA, 4.45%, 6/24/20		615	684,555
Voya Financial, Inc.:
3.15%, 2/15/18		4,200	4,318,117
5.65%, 5/15/53 (b)		33,257	33,257,000
Walter Investment Management Corp., 7.88%, 12/15/21 (a)		75	70,500
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,231,100

			230,540,455
Diversified Telecommunication Services — 1.2%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		995	1,011,169
6.75%, 11/15/20 (a)		3,080	3,172,400
6.45%, 3/15/29		2,845	2,738,313
Altice Financing SA:
7.88%, 12/15/19 (a)		2,280	2,431,050
6.50%, 1/15/22 (a)		1,525	1,566,937
Altice SA:
7.25%, 5/15/22	EUR	2,910	3,765,179
7.75%, 5/15/22 (a)	USD	1,795	1,884,750
AT&T, Inc.:
1.60%, 2/15/17		1,845	1,860,548
2.38%, 11/27/18		1,440	1,456,250
2.30%, 3/11/19		1,500	1,507,189
3.00%, 2/15/22		1,385	1,369,327
3.90%, 3/11/24		1,670	1,714,773
5.35%, 9/01/40		645	688,649
4.30%, 12/15/42		2,470	2,303,702
4.80%, 6/15/44		1,200	1,211,249
4.35%, 6/15/45		3,183	2,971,006
Avaya, Inc., 7.00%, 4/01/19 (a)		1,945	1,910,963
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	100,100
CenturyLink, Inc.:
5.63%, 4/01/20		2,050	2,173,000
6.45%, 6/15/21		100	109,500
5.80%, 3/15/22		650	689,000
7.60%, 9/15/39		125	126,250
7.65%, 3/15/42		200	199,500
Cincinnati Bell, Inc., 8.38%, 10/15/20		150	160,875
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(f)		125	131,563
CommScope, Inc.:
5.00%, 6/15/21 (a)		150	149,625
5.50%, 6/15/24 (a)		1,555	1,572,494
Consolidated Communications, Inc., 6.50%, 10/01/22 (a)		1,290	1,302,900
Digicel Ltd., 6.00%, 4/15/21 (a)		4,730	4,777,300
Emirates Telecommunications Corp., 2.75%, 6/18/26	EUR	343	451,321
Eutelsat SA, 2.63%, 1/13/20		200	268,968
Frontier Communications Corp.:
8.25%, 4/15/17	USD	200	224,250

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
8.13%, 10/01/18	USD	150	$170,325
8.50%, 4/15/20		150	172,875
6.25%, 9/15/21		1,645	1,699,491
7.13%, 1/15/23		200	213,000
7.63%, 4/15/24		150	161,250
6.88%, 1/15/25		275	278,437
9.00%, 8/15/31		200	217,000
GCX Ltd., 7.00%, 8/01/19		2,050	2,104,659
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	208,400
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (a)		6,407	6,519,123
Level 3 Financing, Inc.:
8.13%, 7/01/19		4,787	5,122,090
7.00%, 6/01/20		500	533,750
8.63%, 7/15/20		1,036	1,139,600
6.13%, 1/15/21		25	26,219
Orange SA:
4.00% (b)(g)	EUR	1,100	1,397,417
8.13%, 1/28/33		150	320,816
5.38%, 1/13/42	USD	540	585,499
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,151,582
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,710	2,212,528
Qwest Corp., 6.88%, 9/15/33	USD	280	282,184
Softbank Corp., 4.50%, 4/15/20 (a)		800	810,000
Telecom Italia Capital SA:
7.00%, 6/04/18		225	251,719
7.18%, 6/18/19		225	256,500
6.38%, 11/15/33		225	227,250
7.20%, 7/18/36		450	482,625
7.72%, 6/04/38		125	141,250
Telecom Italia Finance SA:
6.13%, 11/15/16 (h)	EUR	1,500	2,266,946
7.75%, 1/24/33		1,200	1,946,491
Telecom Italia SpA:
6.13%, 12/14/18		1,040	1,483,945
4.88%, 9/25/20		580	796,274
4.50%, 1/25/21		890	1,199,378
5.88%, 5/19/23	GBP	1,350	2,255,450
5.30%, 5/30/24 (a)	USD	400	405,000
Telefonica SA, 6.00%, 7/24/17 (h)	EUR	100	132,082
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,689	2,291,185
6.75%, 8/15/24		1,600	2,236,932
UPCB Finance III Ltd., 6.63%, 7/01/20 (a)	USD	150	157,875
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	163,875
Verizon Communications, Inc.:
2.50%, 9/15/16		7,950	8,184,907
5.15%, 9/15/23		740	828,717
3.25%, 2/17/26	EUR	460	652,485
3.85%, 11/01/42	USD	2,560	2,255,642
6.55%, 9/15/43		4,490	5,660,121
Williams Partners LP, 4.90%, 1/15/45		882	864,147
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	208,000
4.00%, 7/15/20	EUR	4,197	5,180,572
4.08%, 7/15/20 (b)		805	990,879
4.75%, 7/15/20 (a)	USD	250	244,375
7.38%, 4/23/21 (a)		700	684,250
Windstream Corp.:
7.88%, 11/01/17		250	278,300
7.75%, 10/15/20		845	899,925
7.75%, 10/01/21		225	240,750
6.38%, 8/01/23		350	352,625

			116,546,817

18	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.6%
Arizona Public Service Co., 4.70%, 1/15/44	USD	250	$273,335
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		1,400	1,578,507
Commonwealth Edison Co., 6.15%, 9/15/17		400	452,704
The Connecticut Light & Power Co., 4.30%, 4/15/44		125	129,676
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		2,030	2,035,075
Duke Energy Carolinas LLC, 6.05%, 4/15/38		1,305	1,692,866
Duke Energy Florida, Inc., 3.10%, 8/15/21		1,780	1,827,457
Duke Energy Indiana, Inc., 4.90%, 7/15/43		300	345,231
Duke Energy Progress, Inc.:
4.10%, 5/15/42		515	521,778
4.10%, 3/15/43		1,040	1,052,117
Electricite de France, 6.00%, 1/22/14 (a)		15,000	16,841,145
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (b)	EUR	520	657,260
Enel SpA:
8.13%, 9/24/73 (a)(b)	USD	250	291,875
5.00%, 1/15/75 (b)	EUR	370	488,633
Entergy Arkansas, Inc., 3.05%, 6/01/23	USD	250	248,133
Entergy Louisiana LLC, 4.05%, 9/01/23		500	534,809
Exelon Corp., 5.63%, 6/15/35		620	703,077
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,516
4.25%, 3/15/23		200	200,551
7.38%, 11/15/31		350	415,878
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		100	102,307
Florida Power & Light Co.:
5.25%, 2/01/41		370	439,281
3.80%, 12/15/42		1,475	1,442,391
GDF Suez:
3.00% (b)(g)	EUR	300	383,560
2.38%, 5/19/26		600	800,401
Georgia Power Co.:
2.85%, 5/15/22	USD	670	672,260
5.95%, 2/01/39		470	594,254
Jersey Central Power & Light Co.:
5.63%, 5/01/16		1,400	1,490,709
4.70%, 4/01/24 (a)		330	352,218
Kentucky Utilities Co., 4.65%, 11/15/43		750	827,710
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,023,445
6.75%, 12/30/31		575	773,276
Mississippi Power Co., 4.25%, 3/15/42		500	487,301
Monongahela Power Co., 5.40%, 12/15/43 (a)		300	350,582
NGG Finance PLC, 4.25%, 6/18/76 (b)	EUR	1,110	1,507,491
Northern States Power Co.:
2.60%, 5/15/23	USD	845	824,718
4.13%, 5/15/44		530	542,766
NRG Yield Operating LLC, 5.38%, 8/15/24 (a)		25	26,000
NSTAR Electric Co., 4.40%, 3/01/44		250	260,947
Oglethorpe Power Corp., 4.20%, 12/01/42		400	392,836
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		680	813,945
PacifiCorp:
2.95%, 6/01/23		300	297,973
5.75%, 4/01/37		560	705,986
6.35%, 7/15/38		560	749,753
PECO Energy Co., 5.95%, 10/01/36		865	1,123,984
Potomac Electric Power Co., 4.15%, 3/15/43		250	253,740
PPL Capital Funding, Inc., 5.00%, 3/15/44		300	323,243
PPL Energy Supply LLC, 4.60%, 12/15/21		100	94,272
Progress Energy, Inc., 5.63%, 1/15/16		701	740,294
Public Service Co. of Colorado, 4.30%, 3/15/44		250	262,414

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Puget Sound Energy, Inc.:
5.80%, 3/15/40	USD	250	$315,933
5.64%, 4/15/41		250	311,690
RJS Power Holdings LLC, 5.13%, 7/15/19 (a)		200	199,000
Saudi Electricity Global Sukuk Co. 3, 5.50%, 4/08/44		785	849,763
Sierra Pacific Power Co., 3.38%, 8/15/23		580	595,307
Southern California Edison Co.:
3.50%, 10/01/23		760	791,912
6.05%, 3/15/39		665	862,290
4.50%, 9/01/40		450	486,725
4.65%, 10/01/43		300	333,750
The Southern Co., 2.45%, 9/01/18		1,065	1,089,564
SSE PLC, 5.03% (b)(g)	EUR	1,120	1,441,955
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	569,192

			56,847,761
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		5,200	5,396,820
Belden, Inc., 5.50%, 9/01/22 (a)		75	76,313
Emerson Electric Co., 4.88%, 10/15/19		675	760,791
General Cable Corp., 5.75%, 10/01/22		1,765	1,553,200
GrafTech International Ltd., 6.38%, 11/15/20		413	385,164

			8,172,288
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	1,500	1,945,513
Corning, Inc.:
1.45%, 11/15/17	USD	250	249,238
4.75%, 3/15/42		200	207,798
Flextronics International Ltd.:
4.63%, 2/15/20		100	101,500
5.00%, 2/15/23		50	51,000
Rexel SA, 6.13%, 12/15/19 (a)		200	206,500
Sanmina Corp., 4.38%, 6/01/19 (a)		1,153	1,154,441
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	106,000
Zebra Technologies Corp., 7.25%, 10/15/22 (a)		200	210,500

			4,232,490
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		75	75,375
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		3,550	3,621,000
CGG, 6.50%, 6/01/21		200	160,000
Ensco PLC, 4.50%, 10/01/24		160	162,038
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		5,885	6,072,614
Gulfmark Offshore, Inc., 6.38%, 3/15/22		50	45,500
Halliburton Co.:
2.00%, 8/01/18		500	503,545
3.50%, 8/01/23		645	661,942
4.75%, 8/01/43		1,025	1,096,366
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		100	105,750
Key Energy Services, Inc., 6.75%, 3/01/21		75	66,750
McDermott International, Inc., 8.00%, 5/01/21 (a)		50	44,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	101,750
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		100	100,500
PHI, Inc., 5.25%, 3/15/19		100	98,786
SESI LLC:
6.38%, 5/01/19		50	52,000
7.13%, 12/15/21		530	572,400
Trionista TopCo GmbH:
6.88%, 4/30/21	EUR	900	1,181,428

BLACKROCK FUNDS II	OCTOBER 31, 2014	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
6.88%, 4/30/21	EUR	2,757	$3,619,109
Weatherford International Ltd., 5.95%, 4/15/42	USD	730	772,621

			19,113,474
Food & Staples Retailing — 0.2%
Casino Guichard Perrachon SA, 2.80%, 8/05/26	EUR	200	254,296
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	610,601
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,071,500
Ingles Markets, Inc., 5.75%, 6/15/23		100	102,000
Rite Aid Corp., 8.00%, 8/15/20		250	270,000
Sysco Corp.:
2.35%, 10/02/19		1,100	1,106,578
4.50%, 10/02/44		500	512,323
Wal-Mart Stores, Inc.:
1.00%, 4/21/17		930	929,471
1.13%, 4/11/18		1,000	987,277
4.13%, 2/01/19		1,350	1,478,176
4.25%, 4/15/21		1,000	1,099,807
7.55%, 2/15/30		445	638,940
5.25%, 9/01/35		645	762,166
6.50%, 8/15/37		605	815,256
6.20%, 4/15/38		365	479,057
5.63%, 4/15/41		1,785	2,218,402
4.00%, 4/11/43		1,960	1,959,808
4.30%, 4/22/44		672	700,433

			15,996,091
Food Products — 0.2%
ARAMARK Corp., 5.75%, 3/15/20		2,168	2,265,560
Archer-Daniels-Midland Co., 5.77%, 3/01/41		395	490,653
B&G Foods, Inc., 4.63%, 6/01/21		75	73,687
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	1,221	1,982,524
Bestfoods, 6.63%, 4/15/28	USD	125	163,452
Boparan Finance PLC:
4.38%, 7/15/21	EUR	412	476,981
5.50%, 7/15/21	GBP	1,131	1,637,374
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)	USD	96	100,560
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,621,800
Findus Bondco SA, 9.13%, 7/01/18	EUR	1,100	1,454,279
HJ Heinz Co., 4.25%, 10/15/20	USD	775	782,595
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	107,000
7.25%, 6/01/21 (a)		100	106,500
7.25%, 6/01/21 (a)		100	106,500
5.88%, 7/15/24 (a)		250	251,250
Post Holdings, Inc.:
7.38%, 2/15/22		500	512,500
6.00%, 12/15/22 (a)		100	96,500
R&R Ice Cream PLC:
9.25% (9.25% Cash or 10.00% PIK), 5/15/18 (f)	EUR	3,163	3,996,768
4.75%, 5/15/20		105	129,771
5.50%, 5/15/20	GBP	105	162,929
Smithfield Foods, Inc.:
7.75%, 7/01/17	USD	300	334,500
6.63%, 8/15/22		1,221	1,330,890
Sun Merger Sub, Inc., 5.25%, 8/01/18 (a)		125	128,750
Unilever Capital Corp., 2.75%, 2/10/16		1,000	1,026,061
The WhiteWave Foods Co., 5.38%, 10/01/22		475	499,937
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,141,884

			22,981,205

Corporate Bonds		Par (000)	Value
Gas Utilities — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	USD	200	$213,000
Atmos Energy Corp., 4.15%, 1/15/43		395	398,564
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,305,750

			2,917,314
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 6.00%, 4/01/39		435	561,663
Alere, Inc., 7.25%, 7/01/18		1,210	1,288,650
Baxter International, Inc.:
1.85%, 6/15/18		670	669,795
3.20%, 6/15/23		565	566,654
4.50%, 6/15/43		335	351,452
Becton Dickinson and Co.:
3.13%, 11/08/21		785	784,022
6.00%, 5/15/39		200	240,568
Biomet, Inc., 6.50%, 8/01/20		400	428,000
Covidien International Finance SA:
3.20%, 6/15/22		445	448,592
6.55%, 10/15/37		165	216,334
Hologic, Inc., 6.25%, 8/01/20		1,374	1,444,417
Medtronic, Inc.:
1.38%, 4/01/18		1,000	988,901
3.63%, 3/15/24		805	814,992
4.00%, 4/01/43		855	802,400
4.63%, 3/15/44		200	207,624
St Jude Medical, Inc., 3.25%, 4/15/23		345	343,483
Stryker Corp., 3.38%, 5/15/24		635	641,837
Universal Hospital Services, Inc., 7.63%, 8/15/20		100	93,260

			10,892,644
Health Care Providers & Services — 0.7%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	605	708,875
Aetna, Inc.:
1.75%, 5/15/17	USD	1,624	1,637,765
2.20%, 3/15/19		760	758,151
2.75%, 11/15/22		700	674,001
4.13%, 11/15/42		1,080	1,022,355
AmerisourceBergen Corp., 3.40%, 5/15/24		535	537,131
AmSurg Corp., 5.63%, 7/15/22 (a)		2,265	2,346,823
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		428	449,400
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (b)	GBP	654	972,965
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	2,735	2,844,400
8.00%, 11/15/19		650	702,000
7.13%, 7/15/20		200	216,500
5.13%, 8/01/21		175	182,875
6.88%, 2/01/22		3,816	4,111,740
DaVita HealthCare Partners, Inc.:
6.63%, 11/01/20		100	104,625
5.75%, 8/15/22		500	530,000
5.13%, 7/15/24		1,943	1,981,860
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	1,001,195
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		200	214,250
4.13%, 10/15/20 (a)		400	401,250
5.88%, 1/31/22 (a)		100	109,000
Hanger, Inc., 7.13%, 11/15/18		990	1,012,275

20	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
HCA Holdings, Inc.:
6.25%, 2/15/21	USD	125	$134,531
7.75%, 5/15/21		400	431,000
HCA, Inc.:
6.50%, 2/15/16		500	528,125
8.00%, 10/01/18		100	114,750
3.75%, 3/15/19		851	853,127
6.50%, 2/15/20		3,214	3,587,627
7.50%, 2/15/22		2,650	3,077,313
5.88%, 5/01/23		2,344	2,519,800
5.00%, 3/15/24		100	103,126
5.25%, 4/15/25		450	466,313
IDH Finance PLC, 6.00%, 12/01/18	GBP	570	901,339
Kindred Healthcare, Inc., 6.38%, 4/15/22 (a)	USD	100	98,500
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		400	441,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21		300	314,250
Magnolia BC SA, 9.00%, 8/01/20	EUR	1,475	1,774,458
Mallinckrodt International Finance SA, 4.75%, 4/15/23	USD	100	96,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		75	78,563
NBTY, Inc., 9.00%, 10/01/18		100	103,875
Omnicare, Inc., 3.75%, 4/01/42 (h)		915	1,510,894
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	1,121	1,871,693
Select Medical Corp., 6.38%, 6/01/21	USD	100	102,250
Symbion, Inc., 8.00%, 6/15/16		1,000	1,035,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		150	162,937
5.00%, 3/01/19 (a)		3,251	3,255,064
5.50%, 3/01/19 (a)		300	306,750
4.75%, 6/01/20		150	153,375
6.00%, 10/01/20		2,205	2,370,375
4.38%, 10/01/21		150	149,063
8.13%, 4/01/22		2,697	3,091,436
UnitedHealth Group, Inc.:
1.88%, 11/15/16		2,070	2,111,501
2.88%, 3/15/23		940	923,830
5.95%, 2/15/41		765	961,043
4.63%, 11/15/41		1,075	1,122,902
4.25%, 3/15/43		940	938,350
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	800	1,295,751
11.00%, 2/01/19		1,000	1,735,667
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	75	77,235
WellPoint, Inc.:
2.38%, 2/15/17		2,033	2,083,565
5.88%, 6/15/17		683	759,624
1.88%, 1/15/18		780	781,060
4.65%, 1/15/43		350	354,367

			65,296,865
Hotels, Restaurants & Leisure — 0.3%
AMC Entertainment, Inc., 9.75%, 12/01/20		100	111,000
Brinker International, Inc., 2.60%, 5/15/18		620	622,316
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		529	396,750
9.00%, 2/15/20		466	351,830
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (a)		275	266,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22 (a)		175	162,750
Carnival Corp.:
1.20%, 2/05/16		780	780,912

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
1.88%, 12/15/17	USD	1,710	$1,704,932
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	100,500
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	760	973,917
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)	GBP	400	656,194
Gala Group Finance PLC, 11.50%, 6/01/19		1,400	2,329,153
Gamenet SpA, 7.25%, 8/01/18	EUR	323	342,307
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (a)	USD	1,840	1,938,900
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	2,878	3,317,496
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,585,074
3.25%, 6/10/24		735	739,520
6.30%, 10/15/37		665	858,849
MGM Resorts International:
10.00%, 11/01/16		425	481,313
7.63%, 1/15/17		100	109,125
8.63%, 2/01/19		1,368	1,583,460
5.25%, 3/31/20		125	128,125
6.75%, 10/01/20		2,520	2,765,700
6.63%, 12/15/21		150	164,250
7.75%, 3/15/22		125	144,063
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	106,750
6.38%, 8/01/21		155	165,850
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		100	104,500
Sabre GLBL, Inc., 8.50%, 5/15/19 (a)		1,890	2,031,750
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,250	1,256,250
Snai SpA, 7.63%, 6/15/18	EUR	665	823,740
Starbucks Corp., 3.85%, 10/01/23	USD	465	489,137
Viking Cruises Ltd., 8.50%, 10/15/22 (a)		50	54,125
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	614	982,270
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75%, 8/15/20	USD	150	161,250
5.38%, 3/15/22		150	157,875
4.25%, 5/30/23 (a)		50	50,125

			28,998,808
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	456,710
APX Group, Inc., 6.38%, 12/01/19		200	196,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		100	106,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	159,375
DR Horton, Inc., 3.75%, 3/01/19		50	50,063
Jarden Corp.:
7.50%, 5/01/17		100	109,500
1.88%, 9/15/18 (h)		460	674,475
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,451	1,527,177
KB Home:
4.75%, 5/15/19		227	225,297
7.00%, 12/15/21		716	766,120
Lennar Corp.:
4.75%, 12/15/17		1,190	1,243,550
4.50%, 6/15/19		200	203,626
4.75%, 11/15/22		100	98,500

BLACKROCK FUNDS II	OCTOBER 31, 2014	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
PulteGroup, Inc., 6.38%, 5/15/33	USD	395	$395,987
RSI Home Products, Inc., 6.88%, 3/01/18 (a)		100	104,500
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,107,450
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,285	1,368,525
Standard Pacific Corp.:
8.38%, 5/15/18		2,070	2,396,025
8.38%, 1/15/21		3,355	3,916,963
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	100,713

			15,207,556
Household Products — 0.2%
Colgate-Palmolive Co.:
1.30%, 1/15/17		540	544,727
3.25%, 3/15/24		455	465,712
Harbinger Group, Inc., 7.88%, 7/15/19		125	135,313
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	214,532
2.40%, 6/01/23		670	643,250
5.30%, 3/01/41		615	737,538
The Procter & Gamble Co.:
0.75%, 11/04/16		1,445	1,446,996
4.70%, 2/15/19		500	559,461
5.55%, 3/05/37		465	580,237
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		250	259,687
9.00%, 4/15/19		295	308,275
7.88%, 8/15/19		400	428,500
5.75%, 10/15/20		3,232	3,361,280
6.88%, 2/15/21		355	377,187
Spectrum Brands, Inc.:
6.38%, 11/15/20		941	997,460
6.63%, 11/15/22		2,090	2,241,525
Stena AB, 7.00%, 2/01/24 (a)		200	199,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,213,650

			14,714,830
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
8.00%, 10/15/17		150	170,250
8.00%, 6/01/20		200	232,224
7.38%, 7/01/21		150	171,141
4.88%, 5/15/23		150	149,625
5.50%, 3/15/24		200	204,500
Calpine Corp.:
6.00%, 1/15/22 (a)		324	349,110
5.38%, 1/15/23		1,552	1,567,520
7.88%, 1/15/23 (a)		569	630,167
5.88%, 1/15/24 (a)		545	585,875
5.75%, 1/15/25		1,680	1,701,000
DPL, Inc., 7.25%, 10/15/21		150	159,375
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (a)		2,370	2,452,950
7.38%, 11/01/22 (a)		615	650,363
7.63%, 11/01/24 (a)		300	318,000
Dynegy, Inc., 5.88%, 6/01/23		100	98,000
EDP Finance BV:
6.00%, 2/02/18 (a)		300	324,840
4.90%, 10/01/19 (a)		125	129,425
5.25%, 1/14/21 (a)		200	207,538
Enel Finance International NV, 6.00%, 10/07/39 (a)		240	275,107

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
GenOn Energy, Inc.:
7.88%, 6/15/17	USD	300	$303,750
9.50%, 10/15/18		100	104,250
9.88%, 10/15/20		100	103,750
InterGen NV, 7.00%, 6/30/23 (a)		200	191,500
NRG Energy, Inc.:
7.63%, 1/15/18		250	280,625
8.25%, 9/01/20		250	270,313
7.88%, 5/15/21		848	920,080
6.25%, 7/15/22		175	182,875
6.63%, 3/15/23		150	158,250
6.25%, 5/01/24 (a)		1,029	1,062,443
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18		483	569,280

			14,524,126
Industrial Conglomerates — 0.0%
3M Co., 3.88%, 6/15/44		300	297,094
General Electric Co.:
5.25%, 12/06/17		605	673,289
4.13%, 10/09/42		230	232,076
4.50%, 3/11/44		765	815,500
Tyco Electronics Group SA, 2.35%, 8/01/19		500	501,363

			2,519,322
Insurance — 0.9%
ACE INA Holdings, Inc.:
5.80%, 3/15/18		930	1,052,035
2.70%, 3/13/23		940	915,202
3.35%, 5/15/24		840	845,806
Aflac, Inc.:
2.65%, 2/15/17		400	412,867
3.63%, 6/15/23		900	912,971
6.90%, 12/17/39		200	265,518
AIA Group Ltd., 2.25%, 3/11/19 (a)		780	776,630
The Allstate Corp.:
3.15%, 6/15/23		470	468,587
4.50%, 6/15/43		710	742,764
American International Group, Inc.:
5.45%, 5/18/17		620	681,964
5.85%, 1/16/18		3,595	4,051,436
4.50%, 7/16/44		415	421,441
Aon Corp., 3.50%, 9/30/15		1,870	1,917,967
Aon PLC, 2.88%, 5/14/26	EUR	170	227,362
Arch Capital Group US, Inc., 5.14%, 11/01/43	USD	250	270,791
Aviva PLC, 6.88%, 5/20/58 (b)	GBP	430	803,361
AXA SA, 5.63%, 1/16/54 (b)		500	838,879
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,368,397
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/17		420	425,132
1.30%, 5/15/18		1,110	1,099,051
3.00%, 5/15/22		550	555,368
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		1,250	1,275,410
1.55%, 2/09/18		750	750,385
3.75%, 8/15/21		610	650,452
4.50%, 2/11/43		1,130	1,174,173
The CHUBB Corp.:
5.75%, 5/15/18		2,020	2,297,578
6.50%, 5/15/38		505	683,517
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,953,567
Generali Finance BV, 5.48% (b)(g)	EUR	600	787,378
Genworth Holdings, Inc., 6.52%, 5/22/18	USD	978	1,101,317

22	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)	USD	2,064	$2,030,460
Hartford Financial Services Group, Inc., 4.00%, 10/15/17		2,330	2,489,258
International Lease Finance Corp.:
5.75%, 5/15/16		400	417,000
6.75%, 9/01/16 (a)		817	866,020
8.75%, 3/15/17		250	281,250
8.88%, 9/01/17		1,100	1,265,000
3.88%, 4/15/18		100	100,313
6.25%, 5/15/19		325	355,469
8.25%, 12/15/20		150	180,000
8.63%, 1/15/22		150	186,000
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		2,800	2,796,424
Loews Corp.:
2.63%, 5/15/23		500	475,809
4.13%, 5/15/43		250	236,923
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17		2,050	2,088,542
MetLife, Inc.:
6.75%, 6/01/16		500	545,721
1.76%, 12/15/17		1,140	1,149,428
4.37%, 9/15/23		860	928,250
6.38%, 6/15/34		720	939,175
4.88%, 11/13/43		1,980	2,148,532
Nippon Life Insurance Co., 5.10%, 10/16/44 (a)(b)		10,000	10,425,000
PartnerRe Finance B LLC, 5.50%, 6/01/20		250	282,099
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	672,948
The Progressive Corp.:
3.75%, 8/23/21	USD	500	531,763
6.25%, 12/01/32		170	217,585
Prudential Covered Trust 2012-1, 3.00%, 9/30/15 (a)		233	236,851
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,808,867
5.10%, 8/15/43		310	336,112
Scottish Widows PLC, 7.00%, 6/16/43	GBP	250	470,010
Swiss Reinsurance Co. via ELM BV, 5.25% (b)(g)	EUR	600	787,604
The Travelers Cos., Inc.:
5.90%, 6/02/19	USD	1,000	1,166,885
4.60%, 8/01/43		780	835,078
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	443,957
XLIT Ltd., 2.30%, 12/15/18		250	250,499

			82,672,138
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		50	54,500
Netflix, Inc., 5.38%, 2/01/21		100	104,000
QVC, Inc., 5.95%, 3/15/43		5,440	5,483,933

			5,642,433
Internet Software & Services — 0.1%
21Vianet Group, Inc., 6.88%, 6/26/17	CNH	5,800	890,538
Baidu, Inc., 2.75%, 6/09/19	USD	1,350	1,354,937
eBay, Inc.:
2.60%, 7/15/22		465	434,576
3.45%, 8/01/24		665	647,235
Equinix, Inc.:
7.00%, 7/15/21		425	463,250
5.38%, 4/01/23		125	128,906
Google, Inc., 3.38%, 2/25/24		635	656,284
IAC/InterActiveCorp:
4.88%, 11/30/18		2,802	2,886,060

Corporate Bonds		Par (000)	Value
Internet Software & Services (concluded)
4.75%, 12/15/22	USD	100	$97,750
Verisign, Inc., 4.63%, 5/01/23		100	99,625
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,360	1,451,800

			9,110,961
IT Services — 0.1%
Fidelity National Information Services, Inc.,
3.50%, 4/15/23		735	730,741
International Business Machines Corp.:
1.95%, 7/22/16		1,010	1,032,073
5.70%, 9/14/17		2,135	2,398,769
1.63%, 5/15/20		600	577,615
3.63%, 2/12/24		560	571,719
5.88%, 11/29/32		435	546,265
4.00%, 6/20/42		725	690,519
MasterCard, Inc.:
2.00%, 4/01/19		1,605	1,602,390
3.38%, 4/01/24		325	331,972

			8,482,063
Machinery — 0.3%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		100	98,625
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		2,917	3,070,143
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	222,000
4.75%, 4/15/19 (a)		200	205,500
7.75%, 3/15/20 (a)		150	166,500
6.00%, 10/15/22 (a)		500	513,437
6.13%, 1/15/23 (a)		200	206,000
Case New Holland, Inc., 7.88%, 12/01/17		500	561,250
Caterpillar Financial Services Corp.:
1.75%, 3/24/17		1,912	1,940,573
7.05%, 10/01/18		1,065	1,261,717
3.75%, 11/24/23		505	532,367
Caterpillar, Inc.:
2.60%, 6/26/22		835	817,367
3.80%, 8/15/42		1,415	1,338,788
Cooper U.S., Inc., 6.10%, 7/01/17		930	1,033,781
Crane Co., 2.75%, 12/15/18		370	376,365
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (a)		1,590	1,721,175
Deere & Co., 5.38%, 10/16/29		1,395	1,677,487
Eaton Corp., 4.15%, 11/02/42		300	293,651
Galapagos SA, 5.38%, 6/15/21	EUR	220	268,525
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		640	745,874
Hydra Dutch Holdings 2BV, 5.70%, 4/15/19 (b)		915	1,063,500
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	1,525	1,526,331
3.90%, 9/01/42		525	507,608
John Deere Capital Corp.:
2.80%, 9/18/17		1,495	1,559,446
1.95%, 12/13/18		250	250,405
1.95%, 3/04/19		930	926,592
The Manitowoc Co., Inc., 8.50%, 11/01/20		100	108,250
Paccar Financial Corp., 0.75%, 5/16/16		505	505,958
Pentair Finance SA:
1.35%, 12/01/15		400	401,296
1.88%, 9/15/17		1,240	1,246,252
Polymer Group, Inc., 7.75%, 2/01/19		96	99,840
Selecta Group BV, 6.50%, 6/15/20	EUR	1,180	1,375,205
Sparkle Assets Ltd., 6.88%, 1/30/20	USD	2,200	2,240,590

BLACKROCK FUNDS II	OCTOBER 31, 2014	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Machinery (concluded)
SPX Corp., 6.88%, 9/01/17	USD	100	$109,250
Terex Corp., 6.00%, 5/15/21		116	120,640
Titan International, Inc., 6.88%, 10/01/20		810	731,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		322	340,515
WESCO Distribution, Inc., 5.38%, 12/15/21		200	201,000

			30,364,828
Media — 1.4%
21st Century Fox America, Inc., 5.40%, 10/01/43		830	939,809
AMC Networks, Inc.:
7.75%, 7/15/21		1,105	1,204,450
4.75%, 12/15/22		100	99,250
British Sky Broadcasting Group PLC:
6.10%, 2/15/18 (a)		346	389,269
2.63%, 9/16/19 (a)		5,290	5,304,680
3.85%, 9/16/24		385	386,252
2.50%, 9/15/26	GBP	690	881,888
Cablevision Systems Corp.:
8.63%, 9/15/17	USD	2,310	2,610,300
7.75%, 4/15/18		2,610	2,907,540
8.00%, 4/15/20		100	114,500
5.88%, 9/15/22		1,475	1,500,813
CBS Outdoor Americas Capital LLC/CBS
Outdoor Americas Capital Corp., 5.63%, 2/15/24 (a)		1,630	1,699,275
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		250	260,625
8.13%, 4/30/20		50	53,000
7.38%, 6/01/20		350	375,156
5.25%, 3/15/21		200	202,500
6.50%, 4/30/21		400	422,000
5.25%, 9/30/22		3,365	3,386,031
5.13%, 2/15/23		1,280	1,276,800
5.75%, 1/15/24		4,062	4,158,473
CCOH Safari LLC:
5.50%, 12/01/22		763	770,630
5.75%, 12/01/24		2,762	2,777,536
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		350	364,875
5.13%, 12/15/21 (a)		940	917,675
Cinemark USA, Inc., 4.88%, 6/01/23		150	147,750
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,502	1,597,753
6.50%, 11/15/22		4,986	5,160,510
6.50%, 11/15/22		2,593	2,670,790
Columbus International, Inc., 7.38%, 3/30/21 (a)		1,500	1,590,000
Comcast Corp.:
5.90%, 3/15/16		1,500	1,605,139
6.30%, 11/15/17		715	816,364
5.70%, 5/15/18		880	997,163
5.50%, 11/23/29	GBP	430	827,918
4.25%, 1/15/33	USD	565	576,096
4.20%, 8/15/34		2,050	2,069,026
6.95%, 8/15/37		715	970,420
4.65%, 7/15/42		1,425	1,499,153
4.75%, 3/01/44		3,500	3,760,603
ComEd Financing III, 6.35%, 3/15/33		1,050	1,073,625
Cox Communications, Inc.:
5.88%, 12/01/16 (a)		930	1,014,793
8.38%, 3/01/39 (a)		760	1,086,670
CSC Holdings LLC:
7.88%, 2/15/18		1,148	1,297,240

Corporate Bonds		Par (000)	Value
Media (continued)
8.63%, 2/15/19	USD	100	$117,375
6.75%, 11/15/21		400	445,000
5.25%, 6/01/24 (a)		100	100,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16		2,180	2,252,989
6.38%, 3/01/41		50	58,445
5.15%, 3/15/42		580	589,340
Discovery Communications LLC:
2.38%, 3/07/22	EUR	480	635,515
6.35%, 6/01/40	USD	120	144,008
4.88%, 4/01/43		94	94,494
DISH DBS Corp.:
7.13%, 2/01/16		400	425,500
4.63%, 7/15/17		150	156,375
4.25%, 4/01/18		3,705	3,797,625
7.88%, 9/01/19		600	696,750
5.13%, 5/01/20		2,985	3,104,400
6.75%, 6/01/21		700	777,000
5.88%, 7/15/22		300	318,000
5.00%, 3/15/23		150	149,437
Gannett Co., Inc.:
5.13%, 10/15/19		100	104,000
5.13%, 7/15/20		554	573,390
4.88%, 9/15/21 (a)		254	255,905
6.38%, 10/15/23		1,851	1,989,825
5.50%, 9/15/24 (a)		575	593,687
The Interpublic Group of Cos, Inc.:
2.25%, 11/15/17		1,311	1,321,024
3.75%, 2/15/23		520	517,966
4.20%, 4/15/24		248	252,257
Lamar Media Corp.:
5.88%, 2/01/22		100	105,500
5.00%, 5/01/23		100	100,013
5.38%, 1/15/24		150	155,813
The McClatchy Co., 9.00%, 12/15/22		950	1,073,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		200	226,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,254	1,301,025
Media General Financing Sub, Inc., 5.88%, 11/15/22 (a)		363	365,723
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		1,480	1,502,200
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		3,060	3,128,850
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	918,060
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		2,089	2,141,225
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		200	209,820
NBCUniversal Media LLC:
4.38%, 4/01/21		890	977,685
2.88%, 1/15/23		1,305	1,291,796
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,100	1,100,220
5.00%, 4/15/22 (a)		450	456,750
Numericable Group SA:
4.88%, 5/15/19 (a)		7,393	7,374,517
5.38%, 5/15/22	EUR	2,810	3,656,708
6.00%, 5/15/22 (a)		6,800	6,953,000
6.00%, 5/15/22		82	83,845
5.63%, 5/15/24	EUR	1,460	1,893,633
6.25%, 5/15/24 (a)	USD	250	257,187
Omnicom Group, Inc., 5.90%, 4/15/16		1,357	1,450,174

24	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Quebecor Media, Inc., 5.75%, 1/15/23	USD	150	$154,500
Regal Entertainment Group, 5.75%, 3/15/22		225	219,937
Sinclair Television Group, Inc.:
5.38%, 4/01/21		100	100,250
6.13%, 10/01/22		100	103,500
5.63%, 8/01/24 (a)		1,475	1,456,563
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	74,578
5.88%, 10/01/20 (a)		150	158,250
4.63%, 5/15/23 (a)		100	96,500
6.00%, 7/15/24 (a)		450	469,125
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		75	77,250
Time Warner Cable, Inc.:
5.85%, 5/01/17		255	281,811
6.55%, 5/01/37		1,070	1,346,394
Time Warner, Inc., 5.35%, 12/15/43		790	868,227
Time, Inc., 5.75%, 4/15/22 (a)		75	73,313
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,265	1,318,763
5.75%, 1/15/23		1,930	2,630,202
5.75%, 1/15/23	EUR	2,000	2,725,598
Unitymedia KabelBW GmbH, 6.13%, 1/15/25 (a)	USD	400	417,500
Univision Communications, Inc.:
6.88%, 5/15/19 (a)		250	262,813
7.88%, 11/01/20 (a)		1,300	1,405,625
6.75%, 9/15/22 (a)		450	499,500
5.13%, 5/15/23 (a)		75	79,125
Viacom, Inc., 5.85%, 9/01/43		310	351,175
Videotron Ltd.:
5.00%, 7/15/22		250	257,500
5.38%, 6/15/24 (a)		100	103,000
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (a)		200	207,500
VTR Finance BV, 6.88%, 1/15/24 (a)		810	850,500
The Walt Disney Co.:
6.00%, 7/17/17		435	490,382
5.50%, 3/15/19		565	647,800
1.85%, 5/30/19		500	497,201
2.75%, 8/16/21		515	524,267
4.13%, 6/01/44		435	448,166
WPP Finance 2010, 3.75%, 9/19/24		409	406,985
WPP Finance SA, 2.25%, 9/22/26	EUR	130	165,179

			137,727,120
Metals & Mining — 0.4%
ABJA Investment Co. Pte. Ltd., 5.95%, 7/31/24	USD	4,150	4,217,437
Alcoa, Inc.:
5.55%, 2/01/17		300	322,179
6.15%, 8/15/20		500	563,621
5.40%, 4/15/21		350	383,202
5.13%, 10/01/24		2,090	2,206,448
5.95%, 2/01/37		150	155,634
Aleris International, Inc.:
7.63%, 2/15/18		100	103,000
7.88%, 11/01/20		50	52,000
APERAM, 7.75%, 4/01/18 (a)		356	368,460
ArcelorMittal:
5.00%, 2/25/17		400	418,000
6.13%, 6/01/18		1,802	1,928,140
10.35%, 6/01/19		250	308,750
5.75%, 8/05/20		200	212,250
6.00%, 3/01/21		400	429,000

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
6.25%, 2/25/22	USD	200	$222,020
7.50%, 10/15/39		350	373,625
7.25%, 3/01/41		200	206,500
Barrick Gold Corp., 4.10%, 5/01/23		71	68,625
Barrick North America Finance LLC, 5.75%, 5/01/43		1,060	1,025,361
BHP Billiton Finance USA Ltd.:
1.88%, 11/21/16		1,270	1,294,889
1.63%, 2/24/17		805	815,068
3.85%, 9/30/23		730	763,611
5.00%, 9/30/43		1,035	1,155,942
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,861,789
Cliffs Natural Resources, Inc.:
4.20%, 1/15/18	USD	50	44,000
4.80%, 10/01/20		100	84,500
4.88%, 4/01/21		150	123,000
6.25%, 10/01/40		200	148,000
Commercial Metals Co., 7.35%, 8/15/18		100	111,000
Constellium NV:
4.63%, 5/15/21	EUR	1,065	1,321,257
5.75%, 5/15/24 (a)	USD	1,050	1,039,500
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	74,250
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		2,157	2,086,897
7.00%, 2/15/21 (a)		200	196,250
7.25%, 5/15/22 (a)		300	292,500
FMG Resources August 2006 Pty Ltd.:
6.00%, 4/01/17 (a)		200	204,000
8.25%, 11/01/19 (a)		300	311,250
6.88%, 4/01/22 (a)		300	309,750
Freeport-McMoRan, Inc.:
3.88%, 3/15/23		330	326,158
5.45%, 3/15/43		450	460,372
HudBay Minerals, Inc., 9.50%, 10/01/20		100	105,000
IAMGOLD Corp., 6.75%, 10/01/20 (a)		100	82,500
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		50	52,125
7.88%, 11/01/22 (a)		50	52,000
New Gold, Inc., 6.25%, 11/15/22 (a)		100	97,750
Novelis, Inc.:
8.38%, 12/15/17		1,830	1,912,350
8.75%, 12/15/20		2,654	2,896,177
Ovako AB, 6.50%, 6/01/19	EUR	470	580,145
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	557,121
3.50%, 11/02/20		505	524,414
3.75%, 9/20/21		695	724,076
5.20%, 11/02/40		200	217,752
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		890	868,963
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		645	678,863
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	2,300	3,156,055
Steel Dynamics, Inc.:
5.13%, 10/01/21 (a)	USD	1,325	1,371,375
5.50%, 10/01/24 (a)		75	79,313
Teck Resources Ltd., 5.40%, 2/01/43		360	335,809
United States Steel Corp.:
7.00%, 2/01/18		275	303,187
7.38%, 4/01/20		100	112,000
Walter Energy, Inc., 9.50%, 10/15/19 (a)		150	130,125

			41,425,335
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	780	1,179,134

BLACKROCK FUNDS II	OCTOBER 31, 2014	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Multiline Retail (concluded)
Hema Bondco I BV, 6.25%, 6/15/19	EUR	3,306	$3,647,831
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	USD	132	166,837
Nordstrom, Inc.:
4.75%, 5/01/20		265	293,444
5.00%, 1/15/44		200	220,116
Target Corp.:
2.30%, 6/26/19		1,105	1,111,122
6.50%, 10/15/37		280	366,315
4.00%, 7/01/42		1,705	1,637,196

			8,621,995
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	574,460
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/01/16		500	544,987
6.75%, 4/01/38		900	1,226,506
Consumers Energy Co., 2.85%, 5/15/22		500	504,398
Dominion Gas Holdings LLC, 3.55%, 11/01/23		1,015	1,039,371
DTE Electric Co., 4.30%, 7/01/44		590	621,562
NiSource Finance Corp., 5.65%, 2/01/45		230	270,558
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	577,664
3.75%, 2/15/24		200	207,461
6.05%, 3/01/34		1,085	1,353,655
4.75%, 2/15/44		1,515	1,625,072
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	498,893
4.00%, 6/01/44		870	872,167
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	551,478
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	475,241
Southern California Gas Co.:
3.15%, 9/15/24		800	807,092
3.75%, 9/15/42		360	346,683
Tampa Electric Co., 6.15%, 5/15/37		250	322,267
Virginia Electric and Power Co.:
2.95%, 1/15/22		965	984,468
4.65%, 8/15/43		700	763,977
4.45%, 2/15/44		500	528,286
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,023,046

			15,719,292
Oil, Gas & Consumable Fuels — 2.2%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,933	2,044,147
4.88%, 5/15/23		475	496,375
4.88%, 3/15/24		125	130,625
Alpha Natural Resources, Inc.:
3.75%, 12/15/17 (h)		1,435	908,534
7.50%, 8/01/20 (a)		50	40,000
AmeriGas Finance LLC/AmeriGas Finance Corp.,
7.00%, 5/20/22		175	189,000
Anadarko Petroleum Corp.:
6.45%, 9/15/36		340	419,626
4.50%, 7/15/44		340	333,935
Antero Resources Corp., 5.13%, 12/01/22 (a)		250	250,050
Antero Resources Finance Corp.:
6.00%, 12/01/20		100	104,000
5.38%, 11/01/21		1,133	1,149,995
Apache Corp.:
3.63%, 2/01/21		965	1,009,412

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.75%, 4/15/43	USD	330	$330,476
4.25%, 1/15/44		1,055	978,300
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
6.63%, 10/01/20		100	106,000
5.88%, 8/01/23		150	155,625
Baytex Energy Corp.:
5.13%, 6/01/21 (a)		402	391,950
5.63%, 6/01/24 (a)		109	105,185
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15		1,500	1,155,000
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	3,200,000
Berry Petroleum Co. LLC, 6.38%, 9/15/22		750	697,500
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	578	892,261
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	USD	3,088	3,095,720
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		125	119,922
California Resources Corp.:
5.00%, 1/15/20 (a)		300	304,500
5.50%, 9/15/21 (a)		200	204,000
6.00%, 11/15/24 (a)		2,552	2,603,040
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 (a)		250	242,500
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		100	104,000
7.50%, 9/15/20		700	707,000
CE Energy AS, 7.00%, 2/01/21	EUR	495	640,096
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	75	73,125
Chesapeake Energy Corp.:
6.50%, 8/15/17		400	434,000
6.63%, 8/15/20		859	968,523
6.13%, 2/15/21		100	111,000
5.38%, 6/15/21		125	130,313
4.88%, 4/15/22		2,990	3,058,023
5.75%, 3/15/23		691	756,645
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19		1,743	1,725,570
Chevron Corp.:
1.10%, 12/05/17		1,500	1,489,859
2.43%, 6/24/20		565	572,004
3.19%, 6/24/23		435	443,715
Cimarex Energy Co.:
5.88%, 5/01/22		150	161,250
4.38%, 6/01/24		667	677,839
Clayton Williams Energy, Inc., 7.75%, 4/01/19		50	49,563
Concho Resources, Inc.:
7.00%, 1/15/21		100	107,875
6.50%, 1/15/22		50	54,000
5.50%, 10/01/22		100	105,500
5.50%, 4/01/23		500	528,750
Conoco Funding Co., 7.25%, 10/15/31		435	610,394
ConocoPhillips:
5.75%, 2/01/19		1,430	1,645,056
5.90%, 5/15/38		900	1,119,425
6.50%, 2/01/39		535	709,565
ConocoPhillips Co., 2.40%, 12/15/22		505	487,751
CONSOL Energy, Inc.:
8.25%, 4/01/20		175	184,625
5.88%, 4/15/22 (a)		6,957	7,061,355
Continental Resources, Inc.:
5.00%, 9/15/22		920	975,200

26	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.80%, 6/01/24	USD	140	$138,337
4.90%, 6/01/44		235	232,080
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		225	227,250
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	101,000
Denbury Resources, Inc.:
5.50%, 5/01/22		1,142	1,124,870
4.63%, 7/15/23		1,376	1,271,080
Devon Energy Corp., 3.25%, 5/15/22		510	507,302
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		100	94,000
El Paso LLC:
7.00%, 6/15/17		100	111,250
7.80%, 8/01/31		200	246,000
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42		200	177,528
Endeavor Energy Resources LP /EER Finance, Inc., 7.00%, 8/15/21 (a)		50	50,500
Energy Transfer Equity LP:
7.50%, 10/15/20		200	230,000
5.88%, 1/15/24		1,788	1,877,400
Energy Transfer Partners LP:
4.15%, 10/01/20		390	406,509
8.25%, 11/15/29		590	838,135
6.50%, 2/01/42		90	104,048
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		250	245,000
7.75%, 6/15/19		503	452,700
7.50%, 12/15/21		50	41,500
Eni SpA, 3.75%, 9/12/25	EUR	330	493,581
EnQuest PLC, 7.00%, 4/15/22 (a)	USD	200	179,000
Enterprise Products Operating LLC:
4.85%, 8/15/42		300	306,371
4.85%, 3/15/44		625	643,660
8.38%, 8/01/66 (b)		20,870	22,800,475
7.00%, 6/01/67 (b)		4,000	4,205,000
EOG Resources, Inc., 2.63%, 3/15/23		675	650,084
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		450	491,625
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		462	480,480
EPL Oil & Gas, Inc., 8.25%, 2/15/18		125	121,250
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		100	98,500
Exxon Mobil Corp., 3.18%, 3/15/24		465	480,872
FTS International, Inc., 6.25%, 5/01/22 (a)		75	70,875
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	130	154,967
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	1,970	1,979,850
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		100	106,250
Greenko Dutch BV, 8.00%, 8/01/19		5,000	4,937,500
Gulfport Energy Corp., 7.75%, 11/01/20 (a)		222	226,440
Harvest Operations Corp., 6.88%, 10/01/17		100	102,000
HilCorp. Energy I LP/HilCorp. Finance Co.:
7.63%, 4/15/21 (a)		1,195	1,260,725
5.00%, 12/01/24 (a)		50	48,000
Husky Energy, Inc., 4.00%, 4/15/24		330	340,219
Indo Energy Finance BV, 7.00%, 5/07/18		3,000	2,869,500
Indo Energy Finance II BV, 6.38%, 1/24/23		5,000	4,037,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (a)		50	47,750
Jupiter Resources, Inc., 8.50%, 10/01/22 (a)		150	132,375
Kerr-McGee Corp., 7.88%, 9/15/31		155	213,065

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18	USD	534	$595,561
6.55%, 9/15/40		80	90,306
5.00%, 8/15/42		105	97,554
5.00%, 3/01/43		180	166,042
5.50%, 3/01/44		830	831,071
5.40%, 9/01/44		195	191,014
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		200	209,000
6.00%, 1/15/18 (a)		150	164,437
Kinder Morgan, Inc.:
5.00%, 2/15/21 (a)		200	211,000
5.63%, 11/15/23 (a)		150	165,000
7.75%, 1/15/32		2,542	3,177,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		150	161,250
Laredo Petroleum, Inc.:
9.50%, 2/15/19		200	211,000
7.38%, 5/01/22		401	417,040
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		300	280,500
6.25%, 11/01/19		935	860,200
8.63%, 4/15/20		2,862	2,869,155
7.75%, 2/01/21		100	98,000
6.50%, 9/15/21		250	228,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	106,000
6.50%, 8/15/21		432	462,240
5.50%, 2/15/23		50	53,250
4.50%, 7/15/23		300	307,500
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,144	2,122,560
6.38%, 1/30/23 (a)		150	148,500
7.00%, 3/31/24 (a)		2,844	2,858,220
Newfield Exploration Co.:
6.88%, 2/01/20		200	207,500
5.75%, 1/30/22		100	108,250
5.63%, 7/01/24		250	268,750
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		400	401,000
9.63%, 6/01/19 (a)		50	53,250
7.77%, 12/15/37 (a)		100	103,500
Noble Energy, Inc., 5.25%, 11/15/43		580	624,415
Noble Group Ltd., 6.75%, 1/29/20		7,500	8,381,625
Oasis Petroleum, Inc., 6.88%, 3/15/22		225	234,000
Occidental Petroleum Corp.:
4.13%, 6/01/16		505	529,917
4.10%, 2/01/21		1,005	1,084,061
Offshore Group Investment Ltd.:
7.50%, 11/01/19		1,901	1,620,603
7.13%, 4/01/23		125	103,125
ONEOK, Inc., 4.25%, 2/01/22		100	98,768
Pacific Drilling SA, 5.38%, 6/01/20 (a)		1,168	1,044,630
Paragon Offshore PLC:
6.75%, 7/15/22 (a)		50	38,125
7.25%, 8/15/24 (a)		75	57,375
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		100	104,625
PDC Energy, Inc., 7.75%, 10/15/22		50	52,511
Peabody Energy Corp.:
6.00%, 11/15/18		948	917,190
6.50%, 9/15/20		200	190,500
6.25%, 11/15/21		883	836,091

BLACKROCK FUNDS II	OCTOBER 31, 2014	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21	USD	505	$537,825
Pertamina Persero PT, 6.45%, 5/30/44		2,900	3,088,500
Petrobras Global Finance BV, 7.25%, 3/17/44		1,650	1,808,334
Petro-Canada, 6.80%, 5/15/38		1,025	1,375,837
Petroleos Mexicanos, 6.38%, 1/23/45		780	894,972
Precision Drilling Corp.:
6.63%, 11/15/20		100	103,000
5.25%, 11/15/24 (a)		763	709,590
Puma International Financing SA, 6.75%, 2/01/21 (a)		200	205,500
QEP Resources, Inc.:
6.88%, 3/01/21		100	107,500
5.38%, 10/01/22		1,110	1,093,350
5.25%, 5/01/23		200	194,500
Range Resources Corp.:
6.75%, 8/01/20		568	600,660
5.00%, 8/15/22		150	157,313
5.00%, 3/15/23		200	209,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		100	103,750
6.50%, 7/15/21		340	361,250
5.88%, 3/01/22		504	536,760
5.00%, 10/01/22		75	76,500
5.50%, 4/15/23		538	556,830
4.50%, 11/01/23		1,286	1,276,355
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		50	53,500
6.00%, 1/15/19 (a)		100	106,000
5.63%, 4/15/20 (a)		350	365,750
6.88%, 4/15/40 (a)		100	111,000
Rosetta Resources, Inc.:
5.63%, 5/01/21		150	145,500
5.88%, 6/01/22		150	144,000
5.88%, 6/01/22		75	72,000
RSP Permian, Inc., 6.63%, 10/01/22 (a)		747	744,983
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		500	523,750
6.25%, 3/15/22 (a)		125	134,687
5.63%, 4/15/23		303	313,605
5.63%, 4/15/23 (a)		100	103,500
5.75%, 5/15/24 (a)		4,833	4,996,114
Sabine Pass LNG LP, 7.50%, 11/30/16		6,000	6,435,000
Sanchez Energy Corp.:
7.75%, 6/15/21		100	102,000
6.13%, 1/15/23 (a)		795	757,237
SandRidge Energy, Inc.:
7.50%, 3/15/21		400	360,000
8.13%, 10/15/22		100	90,500
7.50%, 2/15/23		788	701,320
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (a)		523	491,620
Shell International Finance BV:
0.90%, 11/15/16		830	833,750
4.30%, 9/22/19		1,720	1,897,267
6.38%, 12/15/38		1,310	1,734,380
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,090	1,088,258
SM Energy Co., 5.00%, 1/15/24		75	70,125
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	618,135
Stone Energy Corp., 7.50%, 11/15/22		125	116,563
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	709,590
Suncor Energy, Inc., 6.10%, 6/01/18		700	802,929

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/19 (a)	USD	300	$304,500
5.25%, 5/01/23		100	105,000
4.25%, 11/15/23		50	49,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (a)		75	77,063
6.13%, 10/15/21		60	61,650
6.25%, 10/15/22 (a)		1,272	1,316,520
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		615	644,879
2.50%, 8/01/22		225	214,274
4.63%, 3/01/34		1,085	1,139,598
6.10%, 6/01/40		200	242,069
5.00%, 10/16/43		965	1,032,771
6.35%, 5/15/67 (b)		14,926	15,075,260
Transocean, Inc.:
3.80%, 10/15/22		180	162,077
6.80%, 3/15/38		10,000	9,367,500
Triangle USA Petroleum Corp., 6.75%, 7/15/22 (a)		338	295,750
Tullow Oil PLC, 6.25%, 4/15/22 (a)		250	232,500
Ultra Petroleum Corp.:
5.75%, 12/15/18 (a)		494	489,060
6.13%, 10/01/24 (a)		200	189,250
Unit Corp., 6.63%, 5/15/21		100	99,750
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		100	98,750
W&T Offshore, Inc., 8.50%, 6/15/19		150	146,250
Western Gas Partners LP, 5.45%, 4/01/44		330	358,237
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,187	1,228,545
5.75%, 3/15/21		809	853,495
The Williams Cos., Inc., 3.70%, 1/15/23		290	272,808
WPX Energy, Inc.:
6.00%, 1/15/22		150	157,125
5.25%, 9/15/24		935	911,625
XTO Energy, Inc., 6.25%, 8/01/17		750	853,535

			212,046,293
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	62,293
6.00%, 11/15/41		130	149,815
4.80%, 6/15/44		78	76,778
Resolute Forest Products, Inc., 5.88%, 5/15/23		200	191,500

			480,386
Personal Products — 0.0%
Avon Products, Inc., 5.00%, 3/15/23		200	184,174
The Estee Lauder Cos., Inc., 2.35%, 8/15/22		405	387,942
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	92,500
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	100,000

			764,616
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.40%, 11/06/42		280	276,646
Actavis Funding SCS, 4.85%, 6/15/44		270	254,605
Actavis, Inc.:
1.88%, 10/01/17		4,706	4,664,658
3.25%, 10/01/22		1,290	1,239,356

28	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC:
1.95%, 9/18/19	USD	1,525	$1,515,261
6.45%, 9/15/37		495	651,450
Bayer U.S. Finance LLC, 3.71%, 10/08/24		215	215,629
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	646,852
5.88%, 11/15/36		675	838,057
Catamaran Corp., 4.75%, 3/15/21		100	99,250
Eli Lilly & Co.:
1.95%, 3/15/19		425	426,616
5.55%, 3/15/37		200	241,668
4.65%, 6/15/44		615	663,842
Endo Finance LLC, 5.75%, 1/15/22 (a)		100	100,500
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 7/15/19 (a)		100	105,250
7.25%, 1/15/22 (a)		990	1,056,825
5.38%, 1/15/23 (a)		150	146,625
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		620	664,363
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,785	1,800,472
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	566,453
6.38%, 5/15/38		1,235	1,614,003
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (a)		1,653	1,694,325
Hospira, Inc.:
6.05%, 3/30/17		200	218,297
5.60%, 9/15/40		100	107,727
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	77,813
Johnson & Johnson:
3.38%, 12/05/23		1,410	1,485,036
4.38%, 12/05/33		1,705	1,890,114
Merck & Co., Inc.:
1.30%, 5/18/18		1,250	1,239,771
3.88%, 1/15/21		1,705	1,835,678
4.15%, 5/18/43		795	826,166
Mylan, Inc.:
6.00%, 11/15/18 (a)		1,705	1,756,568
5.40%, 11/29/43		400	431,503
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,129,730
4.40%, 5/06/44		765	819,040
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,128,893
Perrigo Co. PLC, 2.30%, 11/08/18 (a)		500	495,669
Pfizer, Inc.:
0.90%, 1/15/17		1,265	1,262,437
2.10%, 5/15/19		1,000	1,005,014
3.40%, 5/15/24		1,130	1,145,646
7.20%, 3/15/39		1,155	1,624,282
4.30%, 6/15/43		300	302,436
4.40%, 5/15/44		680	696,429
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		100	108,250
Sanofi:
2.63%, 3/29/16		1,165	1,197,750
1.75%, 9/10/26	EUR	400	505,604
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	USD	1,035	1,063,498
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		715	871,834
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (a)		1,560	1,614,600
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,765	1,877,519

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
7.00%, 10/01/20 (a)	USD	150	$157,125
6.38%, 10/15/20 (a)		1,676	1,719,995
5.63%, 12/01/21 (a)		6,065	6,004,350
7.25%, 7/15/22 (a)		100	105,500
VPII Escrow Corp., 7.50%, 7/15/21 (a)		375	401,250
Wyeth LLC, 5.95%, 4/01/37		295	362,581

			54,950,811
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,450	1,844,685
Real Estate Investment Trusts (REITs) — 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	USD	2,180	2,128,936
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	424,035
Cyrusone LP/Cyrusone Finance Corp., 6.38%, 11/15/22		50	52,625
DuPont Fabros Technology LP, 5.88%, 9/15/21		75	78,000
ERP Operating LP:
5.38%, 8/01/16		1,870	2,012,165
5.75%, 6/15/17		1,000	1,111,865
Felcor Lodging LP:
6.75%, 6/01/19		100	104,000
5.63%, 3/01/23		250	249,375
The Geo Group, Inc.:
5.88%, 1/15/22		825	858,000
5.88%, 10/15/24		560	576,800
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	128,437
4.88%, 11/01/20		125	130,000
5.38%, 11/01/23		150	157,875
HCP, Inc.:
6.30%, 9/15/16		674	737,915
6.00%, 1/30/17		2,363	2,606,741
6.70%, 1/30/18		703	809,628
Health Care REIT, Inc.:
3.63%, 3/15/16		720	745,727
4.70%, 9/15/17		440	478,348
2.25%, 3/15/18		3,110	3,147,419
Host Hotels & Resorts LP, 5.88%, 6/15/19		1,220	1,285,483
Iron Mountain, Inc.:
6.00%, 8/15/23		1,460	1,540,300
5.75%, 8/15/24		350	357,000
iStar Financial, Inc.:
3.00%, 11/15/16 (h)		2,023	2,638,751
4.00%, 11/01/17		100	99,050
5.00%, 7/01/19		225	223,875
Prologis LP, 4.50%, 8/15/17		655	704,476
Simon Property Group LP:
2.80%, 1/30/17		1,250	1,293,800
2.15%, 9/15/17		1,250	1,279,514
7.38%, 6/15/18		780	923,878
4.38%, 3/01/21		500	548,525
3.38%, 10/01/24		650	653,457
4.75%, 3/15/42		890	948,901
4.25%, 10/01/44		895	875,571
Unibail-Rodamco SE, 1.38%, 10/17/22	EUR	430	542,292
Ventas Realty LP, 1.55%, 9/26/16	USD	1,112	1,120,707
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	766,625
Weyerhaeuser Real Estate Co., 4.38%, 6/15/19 (a)		760	756,200

			33,096,296

BLACKROCK FUNDS II	OCTOBER 31, 2014	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 0.9%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	$2,920,875
Ann ington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.00% PIK), 1/15/23 (f)	GBP	1,800	3,570,515
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	4,854,000
CBRE Services, Inc., 5.00%, 3/15/23		100	102,000
China SCE Property Holdings Ltd., 11.50%, 11/14/17		2,000	2,065,000
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18		3,250	3,664,375
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,525	1,669,875
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,040,000
Evergrande Real Estate Group Ltd., 8.75%, 10/30/18		1,000	936,350
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,245,090
10.75%, 1/22/20	USD	3,600	3,099,600
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	5,216,803
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,385,275
General Electric Capital Corp., 4.63%, 1/30/43		3,000	2,955,000
Glorious Property Holdings Ltd., 13.25%, 3/04/18		2,500	1,637,500
Grand City Properties SA, 2.00%, 10/29/21	EUR	400	479,329
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,220,616
Greentown China Holdings Ltd.:
5.63%, 5/13/16	USD	11,500	1,823,580
8.50%, 2/04/18		1,250	1,243,750
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	132,187
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	19,500	3,133,180
8.88%, 3/19/18	USD	1,500	1,515,000
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	20,000	3,133,006
Longfor Properties Co. Ltd., 6.75%, 5/28/18		10,800	1,761,963
New World China Land Ltd., 5.50%, 2/06/18		17,000	2,822,442
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	2,800	2,843,366
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,109	2,288,265
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (a)		1,303	1,306,257
RPG Byty Sro, 6.75%, 5/01/20	EUR	850	1,099,347
Shui On Development Holding Ltd., 9.63%, 6/10/19	USD	750	754,725
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,117,518
6.13%, 11/14/20		1,700	1,752,190
7.00%, 4/11/22		2,300	2,417,875
The Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	386	620,557
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	13,500	2,206,873
Vingroup Joint Stock Co., 11.63%, 5/07/18	USD	2,000	2,200,000
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		6,000	6,494,640
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,814,750
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		4,000	4,010,000

			90,553,674
Road & Rail — 0.2%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		745	804,600
5.63%, 10/01/24 (a)		590	615,075
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17		3,940	4,063,125

Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
Burlington Northern Santa Fe LLC, 4.90%, 4/01/44	USD	690	$742,577
Canadian National Railway Co.:
2.85%, 12/15/21		805	819,030
6.20%, 6/01/36		400	526,333
4.50%, 11/07/43		230	248,373
CHC Helicopter SA, 9.25%, 10/15/20		180	192,600
The Hertz Corp.:
4.25%, 4/01/18		4,470	4,470,000
6.75%, 4/15/19		1,575	1,641,937
7.38%, 1/15/21		1,020	1,078,650
6.25%, 10/15/22		150	153,000
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	3,021,508
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (b)	USD	1,240	1,240,501
Ryder System, Inc., 2.45%, 11/15/18		620	623,990
Union Pacific Corp.:
4.00%, 2/01/21		445	485,208
3.75%, 3/15/24		605	637,485
4.82%, 2/01/44		610	676,059
4.85%, 6/15/44		645	713,817
4.15%, 1/15/45		200	200,317

			22,954,185
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.:
6.75%, 3/01/19		150	141,750
7.75%, 8/01/20		100	94,000
Amkor Technology, Inc., 6.38%, 10/01/22		75	75,094
Analog Devices, Inc., 2.88%, 6/01/23		235	228,279
Applied Materials, Inc., 2.65%, 6/15/16		435	447,393
Broadcom Corp., 4.50%, 8/01/34		585	599,364
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (a)		50	49,250
6.00%, 1/15/22 (a)		280	287,000
Intel Corp.:
1.35%, 12/15/17		1,310	1,306,680
2.70%, 12/15/22		500	489,973
4.80%, 10/01/41		1,015	1,086,899
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,615,767
Micron Technology, Inc.:
5.88%, 2/15/22 (a)		75	78,750
5.50%, 2/01/25 (a)		335	339,187
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		300	302,250
5.75%, 2/15/21 (a)		200	211,000
Sensata Technologies BV:
6.50%, 5/15/19 (a)		50	52,313
4.88%, 10/15/23 (a)		75	74,063
5.63%, 11/01/24 (a)		150	158,344
Texas Instruments, Inc.:
0.88%, 3/12/17		300	299,815
1.65%, 8/03/19		500	487,038
Xilinx, Inc., 2.13%, 3/15/19		506	505,836

			8,930,045
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		400	425,500
6.13%, 9/15/23 (a)		175	189,437
Audatex North America, Inc., 6.00%, 6/15/21 (a)		1,319	1,394,843
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		765	732,487

30	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software (concluded)
CDW LLC/CDW Finance Corp.:
8.50%, 4/01/19	USD	122	$129,320
6.00%, 8/15/22		4,315	4,552,325
First Data Corp.:
7.38%, 6/15/19 (a)		4,228	4,481,680
6.75%, 11/01/20 (a)		1,952	2,088,640
11.75%, 8/15/21		715	838,337
Fiserv, Inc., 3.13%, 10/01/15		750	766,350
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,091,600
Microsoft Corp.:
0.88%, 11/15/17		1,385	1,372,597
3.00%, 10/01/20		915	956,427
2.38%, 5/01/23		465	450,505
5.30%, 2/08/41		260	307,043
3.50%, 11/15/42		605	553,294
4.88%, 12/15/43		700	792,080
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,504	1,511,520
Oracle Corp.:
2.38%, 1/15/19		1,000	1,015,867
2.25%, 10/08/19		3,055	3,061,559
2.50%, 10/15/22		545	526,238
3.40%, 7/08/24		565	571,375
4.30%, 7/08/34		1,045	1,075,260
5.38%, 7/15/40		1,205	1,394,787
4.50%, 7/08/44		514	530,931
Rolta Americas LLC, 8.88%, 7/24/19		3,000	3,007,500
Rolta LLC, 10.75%, 5/16/18		1,000	1,050,000

			35,867,502
Specialty Retail — 0.4%
AA Bond Co. Ltd., 9.50%, 7/31/19	GBP	579	1,019,771
Best Buy Co., Inc.:
5.00%, 8/01/18	USD	200	206,000
5.50%, 3/15/21		100	102,750
Burger King Corp., 9.88%, 10/15/18		100	105,500
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		150	153,000
CST Brands, Inc., 5.00%, 5/01/23		703	697,727
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	920	1,523,228
Dufry Finance SCA, 4.50%, 7/15/22	EUR	2,855	3,726,215
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21	USD	100	100,750
Group 1 Automotive, Inc., 5.00%, 6/01/22 (a)		75	74,250
Guitar Center, Inc., 6.50%, 4/15/19 (a)		100	91,187
The Home Depot, Inc.:
2.00%, 6/15/19		1,810	1,806,925
3.75%, 2/15/24		825	872,947
5.88%, 12/16/36		685	865,238
4.88%, 2/15/44		1,835	2,067,016
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	1,151	1,933,309
IT Ltd.:
6.25%, 5/15/18		9,000	1,376,994
6.25%, 5/15/18	CNH	11,600	1,759,876
L Brands, Inc.:
6.90%, 7/15/17	USD	100	111,500
8.50%, 6/15/19		100	119,500
6.63%, 4/01/21		100	113,250
5.63%, 2/15/22		350	375,375
5.63%, 10/15/23		75	80,437
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	887,820
3.13%, 9/15/24		500	499,357
6.65%, 9/15/37		150	200,163
5.00%, 9/15/43		1,650	1,876,321
4.25%, 9/15/44		150	152,257

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
The Men’s Wearhouse, Inc., 7.00%, 7/01/22 (a)	USD	125	$129,531
Next PLC, 4.38%, 10/02/26	GBP	710	1,210,516
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18	USD	4,000	4,350,000
Penske Automotive Group, Inc., 5.75%, 10/01/22		814	846,560
Punch Taverns Finance PLC:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	805,845
Series 2013-A7, Class B, 4.77%, 6/30/33		800	1,234,220
Series 2014, 6.06%, 10/15/27 (a)(b)	GBP	1,104	1,730,740
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	150	160,875
5.75%, 6/01/22		200	213,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		100	99,250
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	940,692
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	USD	100	100,000
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	259,446

			34,979,338
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
1.00%, 5/03/18	USD	1,450	1,422,072
2.10%, 5/06/19		730	734,114
2.85%, 5/06/21		1,500	1,522,561
2.40%, 5/03/23		705	680,183
3.85%, 5/04/43		1,015	969,216
Dell, Inc., 5.88%, 6/15/19		75	79,500
EMC Corp.:
2.65%, 6/01/20		725	714,676
3.38%, 6/01/23		535	524,247
NCR Corp.:
4.63%, 2/15/21		100	99,500
5.00%, 7/15/22		150	149,250
6.38%, 12/15/23		150	158,250
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		600	618,000

			7,671,569
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		250	265,313
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	201,500
Levi Strauss & Co.:
7.63%, 5/15/20		100	106,125
6.88%, 5/01/22		844	917,850
PVH Corp., 4.50%, 12/15/22		75	74,437
Springs Industries, Inc., 6.25%, 6/01/21		880	863,500
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	603,083

			3,031,808
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		75	69,750
Radian Group, Inc., 2.25%, 3/01/19 (h)		907	1,475,009

			1,544,759
Tobacco — 0.1%
Altria Group, Inc.:
9.70%, 11/10/18		508	654,767
5.38%, 1/31/44		560	613,040
Lorillard Tobacco Co.:
3.50%, 8/04/16		1,870	1,939,158
2.30%, 8/21/17		1,402	1,417,808
3.75%, 5/20/23		550	547,212

BLACKROCK FUNDS II	OCTOBER 31, 2014	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Tobacco (concluded)
7.00%, 8/04/41	USD	170	$211,607
Philip Morris International, Inc.:
2.50%, 5/16/16		1,000	1,027,815
4.50%, 3/26/20		555	614,830
2.63%, 3/06/23		1,480	1,435,048
2.88%, 3/03/26	EUR	300	413,153
6.38%, 5/16/38	USD	1,175	1,504,757
4.13%, 3/04/43		576	561,355
Reynolds American, Inc.:
3.25%, 11/01/22		130	126,954
4.75%, 11/01/42		290	279,966
6.15%, 9/15/43		360	419,771
Vector Group Ltd., 7.75%, 2/15/21		200	216,750

			11,983,991
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
4.50%, 1/15/16		620	640,150
2.13%, 1/15/18		4,360	4,310,950
3.38%, 1/15/19		750	759,375
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		1,255	1,289,221
7.13%, 10/15/20 (a)		3,750	4,310,393
6.75%, 4/06/21 (a)		6,500	7,410,000
GATX Corp.:
2.38%, 7/30/18		1,960	1,978,636
2.50%, 3/15/19		1,240	1,241,071
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	106,750
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,883,375
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,345,630
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	2,490	2,538,132
3.75%, 5/11/17 (a)		530	556,743
3.38%, 3/15/18 (a)		1,770	1,847,611
2.88%, 7/17/18 (a)		1,941	1,976,969
4.88%, 7/11/22 (a)		714	772,608
United Rentals North America, Inc.:
5.75%, 7/15/18		150	157,125
7.38%, 5/15/20		150	162,750
8.38%, 9/15/20		100	108,250
8.25%, 2/01/21		614	669,260
7.63%, 4/15/22		3,765	4,197,975
6.13%, 6/15/23		125	134,531
5.75%, 11/15/24		2,298	2,410,027

			41,807,532
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV:
5.00%, 10/16/19		920	1,031,495
3.13%, 7/16/22		865	850,200
6.13%, 3/30/40		660	789,162
4.38%, 7/16/42		950	902,813
Crown Castle International Corp.:
4.88%, 4/15/22		200	202,000
5.25%, 1/15/23		940	962,325
Digicel Group Ltd., 8.25%, 9/30/20 (a)		2,655	2,774,475
Lynx I Corp., 6.00%, 4/15/21	GBP	2,790	4,664,431
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	250	263,437
Millicom International Cellular SA, 6.63%, 10/15/21 (a)		200	214,000
Nokia Oyj:
5.38%, 5/15/19		400	430,000
6.63%, 5/15/39		369	399,443
Rogers Communications, Inc., 6.80%, 8/15/18		786	918,880

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
SBA Communications Corp., 4.88%, 7/15/22 (a)	USD	2,515	$2,476,961
SBA Telecommunications, Inc., 5.75%, 7/15/20		1,850	1,933,250
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,562,370
Sprint Capital Corp.:
6.90%, 5/01/19		250	265,000
6.88%, 11/15/28		150	145,875
8.75%, 3/15/32		1,250	1,396,875
Sprint Communications, Inc.:
6.00%, 12/01/16		300	317,625
8.38%, 8/15/17		200	225,750
9.00%, 11/15/18 (a)		6,456	7,593,870
7.00%, 3/01/20 (a)		1,456	1,624,168
7.00%, 8/15/20		150	159,000
Sprint Corp.:
7.25%, 9/15/21		300	317,250
7.88%, 9/15/23 (a)		3,450	3,734,625
7.13%, 6/15/24		2,132	2,190,630
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	521,250
6.25%, 4/01/21		500	521,875
6.63%, 4/28/21		400	421,500
6.13%, 1/15/22		125	129,531
6.73%, 4/28/22		275	290,813
6.00%, 3/01/23		500	515,000
6.63%, 4/01/23		200	211,000
6.84%, 4/28/23		125	132,187
6.50%, 1/15/24		1,513	1,584,867
6.38%, 3/01/25		2,965	3,046,537
United States Cellular Corp., 6.70%, 12/15/33		50	50,315
Vodafone Group PLC:
1.88%, 9/11/25		160	199,850
4.38%, 2/19/43		1,010	939,388

			50,910,023
Total Corporate Bonds — 24.8%			2,391,159,053

Equity-Linked Notes
Air Freight & Logistics — 0.5%
The Goldman Sachs Group, Inc. (FedEx Corp.), 6.80%, 12/12/14		169	27,754,288
JPMorgan Chase & Co. (C.H. Robinson Worldwide, Inc.):
7.22%, 11/03/14		182	12,631,313
75.20%, 11/05/14		182	12,620,963

			53,006,564
Automobiles — 0.5%
Citigroup, Inc. (Ford Motor Co.), 21.23%, 12/05/14		1,863	26,453,875
Morgan Stanley (Harley-Davidson, Inc.):
13.31%, 12/24/14		210	13,545,700
11.75%, 12/26/14		171	10,989,971
13.05%, 12/26/14		40	2,545,469

			53,535,015
Banks — 0.3%
The Goldman Sachs Group, Inc. (Wells Fargo & Co.), 97.50%, 1/21/15		526	26,985,998
Beverages — 1.1%
Credit Suisse AG (Coca-Cola Enterprises, Inc.):
13.09%, 2/03/15		306	13,139,266

32	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Beverages (concluded)
13.14%, 2/02/15	USD	306	$13,136,456
Credit Suisse AG (Molson Coors Brewing Co.):
13.29%, 11/05/14		174	12,911,521
13.00%, 11/07/14		174	12,905,870
The Goldman Sachs Group, Inc. (Molson Coors Brewing Co.):
18.80%, 12/22/14		177	12,955,509
18.70%, 12/23/14		177	12,952,728
HSBC Bank PLC (Anheuser-Busch InBev NV):
12.40%, 12/05/14		124	13,546,053
12.49%, 12/04/14		124	13,544,549

			105,091,952
Biotechnology — 0.6%
Credit Suisse AG (Amgen, Inc.), 9.86%, 11/19/14		192	28,012,085
Royal Bank of Canada (Amgen, Inc.), 12.53%, 12/17/14		187	27,539,136

			55,551,221
Building Products — 0.3%
Credit Suisse AG (Masco Corp.):
12.52%, 1/15/15		585	12,826,766
12.57%, 1/14/15		585	12,825,456

			25,652,222
Capital Markets — 0.6%
Citigroup, Inc. (The Goldman Sachs Group, Inc.), 9.52%, 1/27/15		147	27,108,635
Deutsche Bank AG (The Charles Schwab Corp.), 13.88%, 1/09/15		970	27,077,564

			54,186,199
Chemicals — 0.3%
Credit Suisse AG (The Dow Chemical Co.), 13.06%, 1/16/15		539	26,474,263
Construction & Engineering — 0.3%
Credit Suisse AG (Vinci SA):
11.22%, 12/22/14		221	12,780,752
11.58%, 12/19/14		221	12,754,082

			25,534,834
Diversified Financial Services — 0.6%
The Goldman Sachs Group, Inc. (Bank of America Corp.), 9.10%, 1/08/15		1,588	26,996,258
Morgan Stanley (JPMorgan Chase & Co.), 10.87%, 1/21/15		451	27,075,093

			54,071,351
Diversified Telecommunication Services — 0.3%
Morgan Stanley (Nippon Telegraph and Telephone Corp.):
16.88%, 11/07/14		211	13,850,991
17.23%, 11/06/14		211	13,807,027

			27,658,018
Electrical Equipment — 0.1%
HSBC Bank PLC (Mitsubishi Electric Corp.), 11.19%, 11/03/14		499	6,379,345
Energy Equipment & Services — 0.3%
Morgan Stanley (Halliburton Co.), 15.71%, 12/09/14		475	26,238,881
Food & Staples Retailing — 0.6%
Credit Suisse AG (Sysco Corp.), 16.87%, 11/03/14		48	1,868,768
Credit Suisse AG (William Morrison Supermarkets PLC):
16.02%, 12/19/14		3,982	10,292,914
17.18%, 12/19/14		2,740	7,051,538
16.56%, 12/22/14		1,926	4,958,869

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing (concluded)
Deutsche Bank AG (Walgreen Co.), 11.52%, 12/12/14	USD	430	$27,428,414
JPMorgan Chase & Co. (Sysco Corp.), 17.50%, 11/05/14		183	7,046,278
Merrill Lynch International (William Morrison
Supermarkets PLC), 17.30%, 12/22/14		877	2,267,823

			60,914,604
Food Products — 0.5%
Morgan Stanley (Mead Johnson Nutrition Co.), 14.10%, 1/27/15		251	25,035,259
UBS AG (The Hershey Co.):
10.05%, 1/15/15		137	12,913,780
9.30%, 1/16/15		137	13,061,692

			51,010,731
Health Care Providers & Services — 0.3%
The Goldman Sachs Group, Inc. (UnitedHealth Group, Inc.), 9.55%, 1/09/15		298	27,299,860
Hotels, Restaurants & Leisure — 0.3%
UBS AG (Carnival Corp.), 18.50%, 12/16/14		647	25,873,447
Industrial Conglomerates — 0.5%
HSBC Bank PLC (General Electric Co.), 9.03%, 1/09/15		1,037	26,607,250
JPMorgan Chase & Co. (General Electric Co.), 7.85%, 1/09/15		1,026	26,390,233

			52,997,483
IT Services — 0.5%
Credit Suisse AG (Xerox Corp.):
11.92%, 1/12/15		1,030	13,407,864
11.86%, 1/13/15		1,030	13,405,265
10.20%, 11/17/14		945	12,613,265
10.19%, 11/18/14		945	12,606,133

			52,032,527
Machinery — 0.8%
The Goldman Sachs Group, Inc. (Parker Hannifin Corp.):
14.80%, 12/22/14		312	13,247,008
14.70%, 12/23/14		312	13,245,244
12.75%, 12/23/14		119	13,759,654
12.85%, 12/22/14		119	13,758,402
Wells Fargo & Co. (PACCAR, Inc.):
10.47%, 12/17/14		225	13,691,562
10.35%, 12/19/14		225	13,669,272

			81,371,142
Media — 0.8%
Credit Suisse AG (British Sky Broadcasting Group PLC):
19.02%, 11/24/14		372	5,317,330
20.04%, 11/21/14		372	5,314,122
18.75%, 11/25/14		372	5,313,038
20.50%, 11/19/14		366	5,214,440
20.20%, 11/20/14		366	5,213,149
Deutsche Bank AG (Time Warner, Inc.), 96.40%, 11/06/14		343	27,215,163
HSBC Bank PLC (The Walt Disney Co.), 14.86%, 12/22/14		301	27,080,698

			80,667,940
Metals & Mining — 0.3%
HSBC Bank PLC (Sumitomo Metal Mining Co. Ltd.):
13.24%, 11/06/14		248	3,591,408
13.24%, 11/06/14		164	2,387,730
Morgan Stanley (Sumitomo Metal Mining Co. Ltd.):
13.94%, 11/10/14		412	6,471,478
12.93%, 11/12/14		412	6,401,449

BLACKROCK FUNDS II	OCTOBER 31, 2014	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Metals & Mining (concluded)
14.28%, 11/07/14	USD	412	$6,376,732

			25,228,797
Oil, Gas & Consumable Fuels — 1.5%
Citigroup, Inc. (Marathon Oil Corp.), 10.45%, 11/04/14		349	12,375,508
Credit Suisse AG (Chesapeake Energy Corp.):
18.31%, 11/05/14		523	11,679,265
15.70%, 11/10/14		301	6,706,153
18.18%, 11/06/14		222	4,950,102
Credit Suisse AG (Marathon Oil Corp.), 9.95%, 11/04/14		293	10,394,269
Deutsche Bank AG (Total SA), 14.00%, 12/22/14		393	23,470,503
The Goldman Sachs Group, Inc. (Anadarko
Petroleum Corp.), 17.35%, 11/03/14		228	20,400,174
The Goldman Sachs Group, Inc. (Hess Corp.), 14.50%, 1/15/15		161	13,516,290
JPMorgan Chase & Co. (Marathon Petroleum Corp.):
14.30%, 12/17/14		205	17,691,081
14.30%, 12/19/14		118	10,137,527
UBS AG (Hess Corp.), 14.60%, 1/15/15		152	12,579,990

			143,900,862
Pharmaceuticals — 0.8%
Credit Suisse AG (Teva Pharmaceutical Industries Ltd.), 9.15%, 11/17/14		507	27,756,054
The Goldman Sachs Group, Inc. (AstraZeneca PLC):
21.00%, 11/07/14		177	12,932,945
21.25%, 11/06/14		177	12,451,697
UBS AG (Merck & Co., Inc.), 11.50%, 1/14/15		473	26,699,114

			79,839,810
Professional Services — 0.3%
The Goldman Sachs Group, Inc. (ManpowerGroup, Inc.), 14.00%, 1/15/15		130	8,565,084
Morgan Stanley (ManpowerGroup, Inc.), 13.81%, 1/14/15		131	8,676,157
UBS AG (ManpowerGroup, Inc.), 13.35%, 1/16/15		130	8,604,178

			25,845,419
Real Estate Investment Trusts (REITs) — 0.2%
Credit Suisse AG (British Land Co. PLC):
13.14%, 11/14/14		761	8,960,221
12.49%, 11/14/14		469	5,554,638
The Goldman Sachs Group, Inc. (British Land Co. PLC), 12.00%, 11/17/14		770	9,023,091

			23,537,950
Road & Rail — 0.5%
Credit Suisse AG (Union Pacific Corp.), 9.40%, 12/05/14		224	26,088,653
Wells Fargo & Co. (Norfolk Southern Corp.):
8.75%, 12/17/14		116	12,812,618
8.65%, 12/19/14		116	12,812,037

			51,713,308
Semiconductors & Semiconductor Equipment — 0.8%
HSBC Bank PLC (Intel Corp.), 12.13%, 11/17/14		762	25,867,737
Morgan Stanley (NVIDIA Corp.):
11.01%, 11/06/14		665	12,987,639
11.23%, 11/06/14		665	12,972,608
Royal Bank of Canada (Intel Corp.), 13.74%, 12/17/14		763	25,934,848

			77,762,832

Equity-Linked Notes		Par (000)	Value
Software — 0.5%
Citigroup, Inc. (Symantec Corp.):
12.86%, 11/06/14	USD	623	$15,445,922
12.87%, 11/04/14		420	10,635,814
Deutsche Bank AG (Microsoft Corp.), 10.32%, 12/11/14		556	26,075,163

			52,156,899
Specialty Retail — 0.8%
Credit Suisse AG (Staples, Inc.):
21.84%, 11/13/14		1,025	13,087,835
21.64%, 11/14/14		1,025	13,085,162
The Goldman Sachs Group, Inc. (The Home Depot, Inc.), 9.50%, 11/19/14		289	27,222,852
Morgan Stanley (Best Buy Co., Inc.):
17.02%, 11/17/14		412	13,652,415
17.11%, 11/18/14		412	13,630,437

			80,678,701
Technology Hardware, Storage & Peripherals — 1.0%
Credit Suisse AG (Hewlett-Packard Co.), 9.52%, 11/17/14		695	25,039,863
Deutsche Bank AG (Apple, Inc.), 10.66%, 1/27/15		255	26,962,173
The Goldman Sachs Group, Inc. (Seagate Technology PLC):
18.70%, 12/15/14		228	13,680,794
18.90%, 12/16/14		228	13,645,093
Morgan Stanley (TDK Corp.), 17.21%, 11/03/14		231	12,717,448

			92,045,371
Textiles, Apparel & Luxury Goods — 0.3%
Deutsche Bank AG (Cie Financiere Richemont SA):
11.85%, 11/10/14		95	8,252,016
12.55%, 11/06/14		95	8,250,271
12.40%, 11/07/14		95	8,245,686

			24,747,973
Trading Companies & Distributors — 0.3%
Deutsche Bank AG (United Rentals, Inc.):
17.87%, 1/09/15		165	17,971,094
17.85%, 1/09/15		78	8,570,110

			26,541,204
Wireless Telecommunication Services — 0.3%
Morgan Stanley (Vodafone Group PLC):
15.56%, 11/28/14		394	12,887,429
15.90%, 11/26/14		394	12,883,914

			25,771,343
Total Equity-Linked Notes — 17.7%			1,702,304,066

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.0%
Sequa Corp., Term Loan, 5.25%, 6/19/17		2,505	2,381,097
Airlines — 0.0%
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		123	117,321
Term B757-200 Loan, 1.62%, 9/10/18		122	116,053
Term B757-300 Loan, 2.24%, 3/10/17		125	121,094
Term B757-300 Loan, 2.24%, 3/10/17		125	121,094
Term B757-300 Loan, 1.62%, 3/10/17		121	115,418

			590,980

34	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Auto Components — 0.1%
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19	USD	786	$769,054
Navistar, Inc., Term B Loan, 5.75%, 8/17/17		1,000	1,001,880
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,202,628
Wabash National Corp., Tranche B-1 Loan, 4.50%, 5/08/19		951	945,424

			3,918,986
Banks — 0.0%
Walton Portland Mezz Holdings VI LLC, Loan, 6.90%, 7/08/16		3,750	3,750,000
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,485	1,450,355
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,822	1,804,896
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,456	1,441,007

			4,696,258
Capital Markets — 0.0%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		389	386,283
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,561	1,543,911

			1,930,194
Chemicals — 0.1%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/04/19		640	635,532
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/04/19		332	329,747
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		757	732,249
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Euro Term Loan, 4.25%, 2/01/20	EUR	212	266,208
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Loan, 6.50%, 12/31/17	USD	87	86,674
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		736	719,745
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,911	1,860,544
Term Loan (Second Lien), 8.25%, 7/15/20		675	653,063
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		837	828,333

			6,112,095
Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		558	551,062
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		1,014	1,007,517
Ceridian Corporation:
2014 New Replacement U.S. Term B-1 Loan, 4.12%, 5/09/17		203	203,115
2014 New Replacement U.S. Term B-2 Loan, 4.50%, 5/09/17		212	210,263
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		124	120,843
Term B Loan, 4.00%, 11/06/20		486	472,387

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
Genpact Ltd., Term Loan, 3.50%, 8/30/19	USD	472	$468,682
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		332	312,887
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		574	588,265
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,105	2,081,998
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		710	707,174
West Corp., Term B-10 Loan, 3.25%, 6/30/18		885	870,985

			7,595,178
Communications Equipment — 0.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,589	1,575,102
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc., Term B-2 Loan, 4.00%, 12/17/19		493	487,191
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		438	429,797

			916,988
Diversified Financial Services — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		932	926,419
Diversified Telecommunication Services — 0.0%
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,282	1,278,547
Energy Equipment & Services — 0.0%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		54	53,978
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		53	53,237
Loan (Second Lien), 11.00%, 9/30/18		1,757	1,809,317

			1,916,532
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,585	1,568,109
Dole Food Co., Inc., Term B Loan, 4.50%, 10/25/18		1,126	1,120,760
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20		1,513	1,483,678
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19		1,010	996,359
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		1,478	1,126,594

			6,295,500
Food Products — 0.0%
U.S. Foods, Inc. (FKA U.S. Foodservice, Inc.),
Incremental Term Loan, 4.50%, 3/31/19		1,392	1,387,154
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17		1,311	1,306,621
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		697	694,263
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		293	290,949
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		594	590,469

BLACKROCK FUNDS II	OCTOBER 31, 2014	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	USD	978	$975,893

			3,858,195
Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		1,385	1,385,242
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18		287	285,613
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		826	817,385
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 4.75%, 6/30/21		1,172	1,159,170

			3,647,410
Hotels, Restaurants & Leisure — 0.6%
A-R HHC Orlando Convention Hotel LLC, Loan, 0.23%, 8/01/16		7,250	7,250,000
BRE Select Holdings, Mezzanine A Loan, 6.82%, 12/15/15		3,460	3,494,600
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 5.90%, 7/09/19		6,500	6,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		1,416	1,397,333
Caesars Entertainment Operating Company, Inc. (FKA Harrah’s Operating Company, Inc.):
Term B-6 Loan, 6.99%, 1/28/18		3,427	3,067,160
Term B-7 Loan, 9.75%, 1/28/18		3,954	3,647,622
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,252	7,857,844
Hilton Los Cabos, Term Loan, 8.17%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		2,328	2,303,267
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		2,035	2,018,108
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,667	1,661,465
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,439	1,421,370
Motel 6, Term Loan, 10.00%, 10/15/17		4,895	4,919,645
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		441	433,391
Term B Loan, 5.25%, 2/19/19		624	613,487
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		930	919,045
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		608	602,822

			53,482,159
Independent Power and Renewable Electricity Producers — 0.0%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		450	448,875
Internet Software & Services — 0.0%
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19		2,332	2,310,108
Machinery — 0.0%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		1,044	1,025,260
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		1,869	1,841,860

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (concluded)
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20	USD	533	$524,685
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	162,698

			3,554,503
Media — 0.1%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		2,076	2,077,471
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		1,728	1,695,723
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		1,323	1,311,130
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		837	827,831
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		152	151,269

			6,063,424
Metals & Mining — 0.0%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		1,421	1,384,803
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		731	722,813

			2,107,616
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20		615	615,205
Oil, Gas & Consumable Fuels — 0.0%
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,269	1,260,220
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	888,975
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		489	479,894

			2,629,089
Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,209	1,191,343
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	464,952
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		515	487,861
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		89	84,114
Ceva Logistics U.S. Holdings Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		710	672,912
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.15%, 2/27/21		1,406	1,387,096
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75%, 5/15/18		134	131,706
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,418	1,395,091
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		631	626,026

36	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19	USD	646	$640,403

			7,081,504
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		35	34,172
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20		1,571	1,548,163
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		437	429,561
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		1,685	1,668,150
2018B Second New Term Loan, 3.67%, 9/24/18		570	564,300
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,274	1,255,579
Interactive Data Corp., Term B Loan, 4.75%, 4/23/19		1,571	1,570,277
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/12/20		357	353,838

			5,841,705
Specialty Retail — 0.0%
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		1,412	1,381,798
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		975	961,760

			2,343,558
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		772	756,793
Total Floating Rate Loan Interests — 1.5%			141,593,509

Foreign Government Obligations		Par (000)	Value
Canada — 0.0%
Government of Canada, 3.50%, 12/01/45	CAD	1,820	1,932,392
Germany — 0.0%
Bundesrepublik Deutschland:
1.75%, 2/15/24	EUR	400	545,190
1.50%, 5/15/24		650	866,270

			1,411,460
Iceland — 0.1%
Republic of Iceland, 4.88%, 6/16/16	USD	3,000	3,148,020
Indonesia — 0.0%
Republic of Indonesia, 2.88%, 7/08/21	EUR	405	515,138
Italy — 0.0%
Buoni Poliennali Del Tesoro:
2.45%, 3/26/16		1,050	1,348,295
2.55%, 10/22/16		630	816,870

			2,165,165
Latvia — 0.1%
Republic of Latvia, 5.25%, 2/22/17	USD	3,150	3,425,625
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30	EUR	250	309,543

Foreign Government Obligations		Par (000)	Value
Slovenia — 0.0%
Republic of Slovenia, 5.25%, 2/18/24	USD	960	$1,033,805
South Africa — 0.0%
Republic of South Africa, 6.50%, 2/28/41	ZAR	370	26,104
Spain — 0.0%
Kingdom of Spain, 1.80%, 11/30/24	EUR	80	108,491
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20	USD	5,000	5,325,000
5.88%, 7/25/22		2,500	2,600,000

			7,925,000
United Kingdom — 0.1%
United Kingdom Gilt:
2.75%, 9/07/24	GBP	635	1,060,521
5.00%, 3/07/25		560	1,122,974
3.25%, 1/22/44		6,255	10,527,034

			12,710,529
Total Foreign Government Obligations — 0.4%			34,711,272

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)		6,586,760	609,472,903
iShares iBoxx $ Investment Grade Corporate Bond ETF (e)(i)		399,514	47,678,001
iShares U.S. Preferred Stock ETF (e)(i)		1,739,167	69,131,888
SPDR Barclays Capital High Yield Bond ETF (e)		1,790,930	72,281,935
Total Investment Companies — 8.3%			798,564,727

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 7.9%
Adjustable Rate Mortgage Trust: Series 2005-8, Class 2A1, 2.64%, 11/25/35 (b)	USD	9,485	8,430,225
Series 2005-8, Class 7A2, 0.43%, 11/25/35 (b)		5,692	5,128,787
Series 2005-9, Class 5A1, 0.42%, 11/25/35 (b)		4,474	4,121,518
Alternative Loan Trust: Series 2005-36, Class 2A1A, 0.46%, 8/25/35 (b)		5,109	3,933,511
Series 2005-56, Class 1A1, 0.88%, 11/25/35 (b)		8,088	6,893,739
Series 2005-56, Class 4A1, 0.46%, 11/25/35 (b)		11,362	9,437,056
Series 2005-61, Class 2A1, 0.43%, 12/25/35 (b)		6,641	5,808,047
Series 2005-63, Class 3A3, 5.32%, 11/25/35 (b)		7,304	5,964,474
Series 2005-63, Class 5A1, 2.49%, 12/25/35 (b)		1,166	971,529
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		240	226,967
Series 2005-72, Class A1, 0.42%, 1/25/36 (b)		6,504	5,778,397
Series 2005-72, Class A3, 0.45%, 1/25/36 (b)		6,988	5,533,303
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,124	1,689,721
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,256	1,860,951

BLACKROCK FUNDS II	OCTOBER 31, 2014	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36	USD	2,123	$1,717,381
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,094	945,823
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,027	1,706,788
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,452	1,981,765
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,197	1,002,210
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,393	1,296,892
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		3,618	3,109,640
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		6,091	4,962,257
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,728	4,009,335
Series 2006-J7, Class 2A1, 2.18%, 11/20/36 (b)		13,029	8,672,609
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,961	2,341,626
Series 2006-OA2, Class A1, 0.37%, 5/20/46 (b)		4,161	3,032,456
Series 2006-OA3, Class 2A1, 0.36%, 5/25/36 (b)		23,118	18,567,753
Series 2006-OA6, Class 1A2, 0.36%, 7/25/46 (b)		19,553	16,540,621
Series 2006-OA8, Class 1A1, 0.34%, 7/25/46 (b)		26,639	21,424,228
Series 2006-OA14, Class 2A1, 0.34%, 11/25/46 (b)		17,676	14,144,483
Series 2006-OA14, Class 3A1, 0.97%, 11/25/46 (b)		25,117	18,623,186
Series 2006-OA16, Class A2, 0.34%, 10/25/46 (b)		1,193	1,010,640
Series 2006-OA22, Class A1, 0.32%, 2/25/47 (b)		21,865	19,129,137
Series 2007-6, Class A4, 5.75%, 4/25/47		3,748	3,073,439
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,203	1,018,922
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		6,960	5,694,322
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,195	977,447
Series 2007-12T1, Class A5, 6.00%, 6/25/37		964	821,792
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,342	3,642,829
Series 2007-15CB, Class A7, 0.44%, 9/25/47 (b)		10,445	8,923,954
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		861	780,755
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,910	2,465,301
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,416	1,199,468
Series 2007-25, Class 1A3, 6.50%, 11/25/37		7,165	6,440,878
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,047	2,345,658
Series 2007-OA6, Class A1A, 0.29%, 6/25/37 (b)		6,463	5,487,407
Series 2007-OA7, Class A1B, 0.29%, 5/25/47 (b)		2,151	1,786,367
Series 2007-OA8, Class 2A1, 0.33%, 6/25/47 (b)		28,013	22,383,340

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA11, Class A1A, 1.50%, 11/25/47 (b)	USD	6,903	$5,202,101
Series 2007-OH3, Class A1A, 0.45%, 9/25/47		776	699,506
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,547	1,720,333
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.28%, 3/25/47 (b)		6,288	5,104,813
American Home Mortgage Investment Trust:
Series 2005-4, Class 1A1, 0.73%, 11/25/45 (b)		6,441	5,541,878
Series 2007-1, Class GA1C, 0.34%, 5/25/47 (b)		4,903	3,507,791
Banc of America Funding Corp.: Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,860	1,516,528
Series 2006-D, Class 6A1, 5.33%, 5/20/36 (b)		1,054	864,417
Series 2007-A, Class 2A1, 0.32%, 2/20/47 (b)		2,040	1,739,161
Series 2007-D, Class 1A1, 0.37%, 6/20/47 (b)		4,978	4,080,913
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.22%, 1/25/35 (b)		48	47,694
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.59%, 4/25/36 (b)		19,197	14,054,540
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.38%, 2/25/36 (b)		5,232	5,213,516
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		2,163	2,121,863
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		2,051	1,807,246
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		262	217,012
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.08%, 4/25/46 (b)		4,812	2,731,156
Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (b)		29,027	23,496,227
Series 2007-21, Class 1A1, 6.25%, 2/25/38		580	527,208
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,687	1,425,046
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,575	2,176,061
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21		766	724,190
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		4,837	4,211,405
Series 2013-7R, Class 6A1, 0.54%, 6/26/47 (a)(b)		6,627	6,723,557
Crusade Global Trust, Series 2005-2, Class A1, 0.29%, 8/14/37 (b)		636	636,268
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.34%, 8/25/47 (b)		5,109	4,209,081
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 4.44%, 6/27/37 (a)(b)		15,179	15,285,218

38	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.40%, 10/25/23 (b)	USD	9,940	$11,007,924
Series 2014-C01, Class M2, 4.56%, 1/25/24 (b)		23,930	25,254,286
Series 2014-C02, Class 1M2, 2.75%, 5/25/24 (b)		13,920	12,357,090
Series 2014- C03, Class 1M2, 3.15%, 7/25/24 (b)		25,000	22,885,150
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.83%, 2/25/37 (b)		4,218	2,959,498
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 4.62%, 5/25/35 (b)		174	167,027
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.32%, 2/25/36 (b)		10,959	9,032,694
Series 2007-AR3, Class A1, 0.37%, 6/25/37 (b)		10,618	8,953,956
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35 (b)		4,152	4,029,207
Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)		3,664	3,675,430
Series 2005-AR6, Class 4A5, 2.68%, 9/25/35 (b)		6,922	6,955,305
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		125	121,011
Homebanc Mortgage Trust:
Series 2005-3, Class A1, 0.39%, 7/25/35 (b)		8,984	8,212,260
Series 2005-5, Class A1, 0.41%, 1/25/36 (b)		3,268	2,806,423
Series 2006-2, Class A1, 0.33%, 12/25/36 (b)		6,913	5,973,517
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,879	1,679,681
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,808	1,951,257
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.78%, 11/25/37 (b)		4,548	4,317,392
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.48%, 3/25/35 (b)		3,264	3,274,139
Series 2006-AR3, Class 3A1A, 2.55%, 4/25/36 (b)		593	463,669
Series 2007-AR15, Class 1A1, 3.13%, 8/25/37 (b)		297	223,538
Series 2007-AR15, Class 2A1, 4.43%, 8/25/37 (b)		1,458	1,201,658
Series 2007-FLX3, Class A1, 0.39%, 6/25/37 (b)		4,339	3,814,833
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.35%, 8/25/46 (b)		9,807	7,515,993
Series 2007-20N, Class A1, 1.30%, 12/25/37 (b)		25,755	18,653,672
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 3.25%, 9/01/21 (a)(b)		21,535	21,535,227
Medallion Trust, Series 2006-1G, Class A1, 0.28%, 6/14/37 (b)		573	571,746

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.70%, 6/25/37 (b)	USD	2,701	$1,805,587
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.51%, 12/25/35 (b)		3,043	2,866,916
Series 2006-1, Class 2A1, 2.14%, 2/25/36 (b)		1,542	1,544,355
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.35%, 2/26/37 (a)(b)		12,872	9,285,397
MortgageIT Trust, Series 2005-4, Class A1, 0.43%, 10/25/35 (b)		6,773	6,162,670
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		370	387,225
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		895	899,226
Progress Trust, Series 2007-1GA, Class 1A, 0.37%, 8/19/38 (a)(b)		558	554,898
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		550	470,807
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		596	459,734
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		184	166,697
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.71%, 4/25/47 (b)		859	679,566
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.43%, 2/25/36 (b)		8,283	6,646,442
Series 2006-AR1, Class 3A1, 0.38%, 2/25/36 (b)		10,814	8,813,223
Series 2006-AR2, Class A1, 0.38%, 2/25/36 (b)		2,703	2,159,607
Series 2006-AR4, Class 3A1, 0.34%, 6/25/36 (b)		11,378	9,061,975
Series 2006-AR6, Class 1A3, 0.34%, 7/25/46 (b)		9,696	6,122,713
Series 2006-AR6, Class 2A1, 0.34%, 7/25/46 (b)		17,745	14,306,064
Series 2006-AR8, Class A1A, 0.35%, 10/25/36 (b)		13,638	10,461,659
Series 2007-AR4, Class GA4B, 0.33%, 9/25/47 (b)		6,850	5,626,461
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR12, Class 1A6, 2.34%, 10/25/35 (b)		5,500	5,325,545
Series 2005-AR15, Class A1A1, 0.41%, 11/25/45 (b)		4,649	4,333,957
Series 2005-AR17, Class A1A1, 0.42%, 12/25/45 (b)		9,354	8,637,711
Series 2005-AR19, Class A1A2, 0.44%, 12/25/45 (b)		5,630	5,301,872
Series 2006-AR3, Class A1A, 1.12%, 2/25/46 (b)		8,524	8,023,444
Series 2006-AR19, Class 2A, 1.93%, 1/25/47 (b)		20,727	19,780,302
Series 2007-OA4, Class 1A, 0.89%, 5/25/47 (b)		4,782	4,086,259

BLACKROCK FUNDS II	OCTOBER 31, 2014	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2007-OA5, Class 1A, 0.87%, 6/25/47 (b)	USD	15,535	$13,208,025
Series 2007-OA6, Class 1A, 0.93%, 7/25/47 (b)		8,317	7,050,280
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.90%, 10/25/36 (c)		1,970	1,390,302
Series 2007-OA1, Class 2A 0.84%, 12/25/46 (b)		12,746	8,843,853
Series 2007-OA5, Class A1A, 0.96%, 5/25/47 (b)		7,313	5,888,931

			762,568,949
Commercial Mortgage-Backed Securities — 3.2%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		4,703	4,545,850
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		5,000	5,166,695
Series 2006-6, Class B, 5.48%, 10/10/45		500	501,329
Series 2007-1, Class A4, 5.45%, 1/15/49		3,778	4,076,468
Series 2007-3, Class A1A, 5.79%, 6/10/49 (b)		1,364	1,475,279
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		10,000	9,999,945
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		2,913	2,986,542
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,317	2,491,844
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		2,035	2,229,662
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,198	2,415,989
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.45%, 5/25/35 (b)		8,925	7,654,481
Series 2005-11, Class 4A1, 0.42%, 4/25/35 (b)		6,006	5,169,610
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		3,000	3,274,350
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		2,200	2,429,244
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		3,000	3,301,395
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,552	4,916,867
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,315	2,491,123
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (b)		3,000	3,135,906
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,048,588
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,061,420
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,131,524
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		2,061	2,072,527
Series 2013-FL3, Class MMHP, 3.75%, 10/13/28 (a)(b)		1,000	999,950

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	USD	857	$838,448
Series 2014-PAT, Class E, 3.30%, 8/15/27 (a)(b)		1,000	990,219
Series 2014-PAT, Class F, 2.59%, 8/15/27 (a)(b)		2,000	1,882,567
Series 2014-PAT, Class G, 1.74%, 8/15/27 (a)(b)		2,000	1,743,842
Series 2014-TWC, Class E, 3.40%, 2/13/32 (a)(b)		4,000	4,027,711
Series 2014-TWC, Class F, 4.40%, 2/13/32 (a)(b)		2,000	2,018,271
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,475,329
Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,806,108
Del Coronado Trust, Series 2013-HDC Class A, 0.95%, 3/15/26 (a)(b)		645	643,962
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,999	2,168,583
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,306	3,430,365
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		5,100	4,750,864
GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,037,610
GS Mortgage Securities Corp. Trust: Series 2013-NYC5, Class F, 3.77%, 1/10/30 (a)(b)		4,000	3,941,408
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)		1,840	1,786,474
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,104,688
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		16,205	16,509,735
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.45%, 7/25/35 (b)		6,962	6,167,014
Series 2006-FLX1, Class A1, 0.36%, 11/25/36 (b)		9,826	8,591,219
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,113,598
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,835	3,029,183
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		5,000	5,271,085
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		3,681	3,985,550
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,879	3,105,434
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,035	5,286,805
Series 2013-ALC, Class C, 3.60%, 7/17/26 (a)(b)		2,000	2,015,946
Series 2013-ALC, Class D, 3.60%, 7/17/26 (a)(b)		4,000	4,014,844
Series 2014-CBMZ, Class M, 6.38%, 10/20/16 (a)(b)		4,000	4,000,000
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		5,200	4,913,314
Series 2014-FBLU, Class E, 3.65%, 12/15/28 (a)(b)		4,000	3,995,044

40	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (b)	USD	3,615	$3,832,451
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,678	3,965,862
Series 2007-C1, Class AJ, 5.48%, 2/15/40		7,000	7,284,851
Series 2007-C2, Class A3, 5.43%, 2/15/40		3,684	3,988,535
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		3,525	3,737,878
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	786,915
Series 2007-C7, Class AJ, 6.46%, 9/15/45 (b)		3,000	3,172,899
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/01/32 (a)(b)		7,000	6,732,215
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		1,074	1,152,660
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.49%, 7/12/46 (b)		4,471	4,571,052
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,132,861
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,705	2,898,807
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,340	1,429,025
Series 2007-IQ15, Class A4, 6.11%, 7/11/17 (b)		3,319	3,643,240
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.41%, 8/27/24 (a)(b)		4,000	4,020,000
Structured Asset Mortgage Investments II Trust:
Series 2006-AR3, Class 11A1, 0.36%, 4/25/36 (b)		6,340	4,655,823
Series 2007-AR1, Class 2A1, 0.33%, 1/25/37 (b)		10,246	8,070,676
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.15%, 9/25/44 (a)(b)		6,398	6,326,935
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.45%, 11/15/30 (a)(b)		3,000	2,802,678
Series 2013-PENN, Class D, 4.08%, 12/13/20 (a)(b)		3,000	3,028,158
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.33%, 12/15/44 (b)		1,360	1,412,469
Series 2007-C32, Class A1A, 5.75%, 6/15/49 (b)		2,119	2,295,025
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (b)		8,345	8,771,630
Series 2007-C33, Class AM, 6.14%, 2/15/51 (b)		2,565	2,795,247
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,020,823

			300,750,523
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.62%, 12/15/14 (a)(b)		151,027	15
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30		128,052	2,576,278

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.50%, 3/10/47 (b)	USD	33,769	$2,846,520
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.70%, 3/10/46 (b)		7,843	650,734
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (b)		35,820	1,793,457
Series 2014-CR15, Class XA, 1.51%, 2/10/47 (b)		63,550	4,605,477
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		52,000	1,675,383
GP Portfolio Trust, Series 2014-CPP, Class XCP, 1.11%, 8/15/15 (a)(b)		368,148	3,166,073
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		42,411	1,357,760
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.39%, 4/10/47 (b)		12,386	955,873
Series 2014-GC24, Class XA, 1.04%, 9/10/47 (b)		32,537	2,032,940
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	1,156,000
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-ALC, Class XCP, 0.83%, 7/17/26 (a)(b)		250,000	593,875
Series 2013-LC11, Class XA, 1.58%, 4/15/46 (b)		12,794	1,142,327
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.24%, 11/15/46 (b)		19,836	1,506,837
Series 2014-C14, Class XA, 1.31%, 1/15/47 (b)		76,572	5,524,923
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,389,779
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/20 (a)(b)		121,745	1,260,462
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class X1, 0.32%, 1/15/16 (a)(b)		272,600	1,063,140
WF-RBS Commercial Mortgage Trust: Series 2013-C14, Class XA, 0.92%, 5/15/23 (b)		42,080	2,303,303
Series 2013-C15, Class XA, 0.70%, 8/15/23 (b)		23,660	848,901
Series 2013-C17, Class XA, 1.68%, 11/15/23 (b)		51,885	4,435,327
Series 2013-UBS1, Class XA, 1.15%, 11/15/23 (b)		88,888	5,356,108
Series 2014-C20, Class XB, 0.57%, 2/15/24 (b)		57,079	2,914,154
Series 2014-LC14, Class XA, 1.47%, 3/15/47 (b)		81,494	7,075,630

			59,231,276
Total Non-Agency Mortgage-Backed Securities — 11.7%			1,122,550,748

BLACKROCK FUNDS II	OCTOBER 31, 2014	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Participation Notes		Shares	Value
Multi-Utilities — 0.0%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17	USD	30,254	$1,513,795

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 0.7%
Barclays Bank PLC:
8.00% (b)(g)	EUR	600	780,085
8.25% (b)(g)	USD	10,675	11,021,937
Credit Agricole SA, 7.88% (a)(b)(g)		20,000	20,644,000
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	175,125
Fifth Third Bancorp, 5.10% (b)(g)		17,500	16,537,500
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,880,550
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,390,000
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	107,250
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		400	486,000
Wachovia Capital Trust III, 5.57% (b)(g)		5,550	5,369,625
Wells Fargo & Co.:
5.90% (b)(g)		670	688,827
7.98% (b)(g)		8,450	9,313,480

			70,394,379
Capital Markets — 0.9%
The Bank of New York Mellon Corp., 4.50% (b)(g)		20,003	18,927,839
Credit Suisse Group AG:
6.25% (a)(b)(g)		8,250	8,023,125
7.50% (a)(b)(g)		9,725	10,335,730
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		11,650	12,436,375
Morgan Stanley, 5.45% (b)(g)		13,150	13,211,647
State Street Capital Trust IV, 1.23%, 6/15/37 (b)		22,100	18,840,250
UBS AG, 7.63%, 8/17/22		2,000	2,360,312

			84,135,278
Diversified Financial Services — 1.4%
Bank of America Corp.:
5.20% (b)(g)		22,230	20,618,325
8.00% (b)(g)		7,675	8,260,219
BNP Paribas SA, 7.20% (a)(b)(g)		2,200	2,536,886
General Electric Capital Corp.:
5.25% (b)(g)		10,800	10,827,000
6.25% (b)(g)		2,000	2,187,580
7.13% (b)(g)		8,000	9,320,000
Hero Asia Investment Ltd., 5.25% (g)		1,500	1,527,005
JPMorgan Chase & Co.:
5.00% (b)(g)	USD	2,500	2,459,375
5.15% (b)(g)		5,500	5,211,250
6.00% (b)(g)		27,990	27,745,087
7.90% (b)(g)		7,350	7,965,563
Lloyds Banking Group PLC, 6.66% (a)(b)(g)		3,000	3,232,500
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(g)		100	113,500
7.64% (b)(g)		200	211,500
7.65% (b)(g)		200	235,250
Société Générale SA:
5.92% (a)(b)(g)		100	105,500
7.88% (a)(b)(g)		30,000	30,000,000

			132,556,540
Diversified Telecommunication Services — 0.0%
Telefonica Emisiones SAU, 7.05%, 6/20/36		140	179,751

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Electric Utilities — 0.0%
Electricite de France, 5.00% (b)(g)	EUR	300	$413,069
Food Products — 0.1%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)	USD	9,545	10,571,087
Industrial Conglomerates — 0.0%
Hutchison Whampoa International Ltd., 6.00% (g)		3,000	3,107,370
Insurance — 1.6%
AIG Life Holdings, Inc., 7.57%, 12/01/45 (a)		7,975	10,507,270
The Allstate Corp.:
5.10%, 1/15/53		467,259	11,485,226
5.75%, 8/15/53 (b)		1,500	1,595,625
6.13%, 5/15/67 (b)		500	532,500
6.50%, 5/15/67 (b)		2,300	2,545,813
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,630	4,927,725
6.25%, 3/15/87		2,046	2,260,521
Aon PLC, 4.25%, 12/12/42		1,500	1,392,939
AXA SA:
6.38% (a)(b)(g)		16,000	17,250,080
6.46% (a)(b)(g)		6,000	6,266,280
Chubb Corp., 6.38%, 3/29/67 (b)		430	468,700
Genworth Holdings, Inc.:
6.50%, 6/15/34		870	1,000,891
6.15%, 11/15/66 (b)		4,200	3,591,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		5,885	6,826,600
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,236,000
7.80%, 3/07/87 (a)		24,675	28,869,750
Lincoln National Corp., 6.05%, 4/20/67 (b)		10	10,175
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		4,550	5,812,625
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		6,200	8,866,000
MetLife, Inc., 6.40%, 12/15/66		500	561,875
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	936,000
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	7,075,500
5.20%, 3/15/44 (b)		5,000	5,000,000
8.88%, 6/15/68 (b)		3,000	3,588,750
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		6,071	6,192,420
XL Group PLC, 6.50% (b)(g)		15,950	15,304,025
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,278,000

			156,382,290
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)	USD	6,946	7,235,600
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	264,924
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		75	74,063
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,601,437

			5,675,500
Road & Rail — 0.0%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,582,545
Total Capital Trusts — 4.9%			476,498,333

42	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Aerospace & Defense — 0.1%
United Technologies Corp., 7.50%, 8/01/15	190,000	$11,090,300
Banks — 1.2%
BB&T Corp., 5.20% (g)	340,000	7,803,000
Citigroup, Inc., 6.88% (g)	400,000	10,704,000
Fifth Third Bancorp, 6.63% (g)	80,000	2,170,400
First Republic Bank:
6.70% (g)	200,000	5,238,000
7.00% (g)	250,000	6,745,000
RBS Capital Funding Trust VII, Series G, 6.08% (g)	133,238	3,223,027
Regions Financial Corp., 6.38% (g)	113,800	2,858,656
Synovus Financial Corp., 7.88% (g)	200,000	5,500,000
Wells Fargo & Co., 5.85% (g)	2,576,500	66,885,940

		111,128,023
Capital Markets — 0.5%
The Goldman Sachs Group, Inc.:
5.50% (g)	259,900	6,219,407
6.38% (g)	386,000	9,804,400
Morgan Stanley, 6.88% (g)	600,000	15,912,000
State Street Corp., 5.90% (g)	800,000	20,880,000

		52,815,807
Consumer Finance — 0.1%
Capital One Financial Corp., 6.25% (g)	390,000	9,492,600
Diversified Financial Services — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40	214,964	5,745,988
Electric Utilities — 0.3%
DTE Energy Co., 5.25%, 12/01/62	300,000	7,332,000
Duke Energy Corp., 5.13%, 1/15/73	150,000	3,640,500
Entergy Arkansas, Inc., 4.90%, 12/01/52	102,000	2,421,480
Entergy Mississippi, Inc., 6.00%, 5/01/51	170,000	4,352,000
Entergy Texas, Inc., 5.63% (g)	200,000	5,122,000
SCE Trust I, 5.63% (e)(g)	240,000	5,870,400
SCE Trust III, 5.75% (g)	126,560	3,422,182

		32,160,562
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16	11,108	1,288,861
Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25% (g)	200,000	4,994,000
Firstar Realty LLC, 8.88% (g)	5,000	6,248,440
Public Storage, 5.20% (g)	60,000	1,378,800
Suntrust Real Estate Investment Corp., 9.00% (g)	15	1,824,665

		14,445,905
Total Preferred Stocks — 2.5%		238,168,046

Total Preferred Securities — 7.4%		714,666,379

Taxable Municipal Bonds	Par (000)	Value
Catholic Health Initiatives, 4.35%, 11/01/42	310	299,462
District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	100	108,383
Howard Hughes Medical Institute, 3.50%, 9/01/23	805	836,612
Massachusetts Institute of Technology:
3.96%, 7/01/38	241	246,947
4.68%, 7/01/69	340	377,623

Taxable Municipal Bonds		Par (000)	Value
President and Fellows of Harvard College, 3.62%, 10/01/37	USD	290	$284,168
Princeton University, 5.70%, 3/01/39		150	190,493
Total Taxable Municipal Bonds — 0.0%			2,343,688

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.8%
Freddie Mac:
Series 2014-DN1, Class M2, 2.36%, 2/25/24 (b)		8,000	7,912,624
Series 2014-DN3, Class M2, 2.56%, 8/25/24-9/25/24 (b)		28,500	27,834,071
Series 2014-DN4, Class M2, 2.55%, 10/25/24 (b)		12,310	12,310,000
Series 2014-DN4, Class M3, 4.70%, 10/25/24 (b)		5,000	5,028,150
Series 2014-HQ1, Class M2, 2.66%, 8/25/24 (b)		10,000	9,972,770
Series 2014-HQ2, Class M3, 3.90%, 9/25/24 (b)		8,500	7,935,965
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		6,048	6,325,723

			77,319,303
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series 2013-KF02, Class B, 2.82%, 12/25/45		3,311	3,427,713
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.52%, 12/25/25		3,382	389,948
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K36, Class X1, 0.80%, 10/25/23		44,375	2,534,454
Series K714, Class X1, 0.76%, 10/25/20		60,335	2,222,817

			4,757,271
Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/01/26-4/01/29		7,535	7,997,186
2.50%, 4/01/28-8/01/28		15,773	16,075,041
3.00%, 6/01/28-11/01/28		16,180	16,851,356
2.00%, 8/01/28		1,712	1,696,791
3.66%, 9/01/42 (b)		4,462	4,703,234
Freddie Mac Mortgage-Backed Securities, 4.00%, 7/01/26		1,067	1,140,780

			48,464,388
Total U.S. Government Sponsored Agency Securities — 1.4%			134,358,623
Total Long-Term Investments
(Cost — $9,234,446,434) — 98.2%			9,450,277,322

BLACKROCK FUNDS II	OCTOBER 31, 2014	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (i)(j)		377,213,133	$377,213,133

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19%, (i)(j)(k)	USD	376,293	376,293,019
Total Short-Term Securities (Cost — $753,506,152) — 7.8%			753,506,152
Total Investments (Cost — $9,987,952,586*) — 106.0%			10,203,783,474
Liabilities in Excess of Other Assets — (6.0)%			(579,929,706)

Net Assets — 100.0%			$9,623,853,768

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,988,638,658

Gross unrealized appreciation	$339,964,523
Gross unrealized depreciation	(124,819,707)

Net unrealized appreciation	$215,144,816

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

(i)	Investments in issuers considered to be affiliates of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,147,600,983	—	770,387,850	[1]	377,213,133	$377,213,133	$40,206
BlackRock Liquidity Series, LLC, Money Market Series	$409,842,424	—	$33,549,405	[1]	$376,293,019	$376,293,019	$1,498,413
iShares iBoxx $ High Yield Corporate Bond ETF	3,289,908	3,296,852	—		6,586,760	$609,472,903	$5,637,509
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—	—		399,514	$47,678,001	$404,296
iShares U.S. Preferred Stock ETF	1,739,167	—	—		1,739,167	$69,131,888	$997,899

[1]	Represents net shares/beneficial interest sold.

(j)	Represents the current yield as of report date.

(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

44	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
20	Australian Government Bonds (10 Year)	Chicago Mercantile	December 2014	USD	2,161,123	$51,628
13	Canadian Government Bonds (10 Year)	Montreal	December 2014	USD	1,580,578	5,514
19	Euro-Buxl	Eurex	December 2014	USD	3,460,043	73,613
708	Euro STOXX 50 Index	Eurex	December 2014	USD	27,512,976	596,510
2	Gilt-British	NYSE Liffe	December 2014	USD	368,249	(4,189)
18	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	1,810,350	(143,950)
59	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	8,324,531	161,813
210	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	46,108,125	(144,914)
2	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	238,859	(2,548)
2,214	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	279,759,656	1,719,379
145	Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	22,737,813	479,414
(694)	CHF Futures	Chicago Mercantile	December 2014	USD	90,150,600	1,137,345
(19)	Euro-Bobl	Eurex	December 2014	USD	3,048,848	(13,791)
(35)	Euro-Bund	Eurex	December 2014	USD	6,618,943	(83,813)
(162)	Euro-Schatz	Eurex	December 2014	USD	22,528,027	(10,647)
(2,440)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	382,165,000	12,140,693
(850)	Mini MSCI Emerging Markets Futures	Chicago Mercantile	December 2014	USD	43,078,000	448,013
(233)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	23,433,975	(1,863,359)
(2,653)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	582,499,313	(1,830,747)
(2,534)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	302,634,829	(3,228,551)
(201)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	25,398,234	156,095
(31)	Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	4,861,188	102,495
Total						$9,746,003

•	Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	300,000	USD	380,028	Barclays Bank PLC	11/06/14	$(4,069)
USD	30,278,043	EUR	24,040,000	BNP Paribas S.A.	11/06/14	151,197
USD	73,443	EUR	57,400	HSBC Bank PLC	11/06/14	1,510
USD	182,482	EUR	143,200	JPMorgan Chase Bank N.A.	11/06/14	3,024
USD	287,779	EUR	227,000	JPMorgan Chase Bank N.A.	11/06/14	3,303
USD	345,991	EUR	272,000	JPMorgan Chase Bank N.A.	11/06/14	5,122
USD	450,523	EUR	354,000	JPMorgan Chase Bank N.A.	11/06/14	6,892
USD	227,231	EUR	180,200	Standard Chartered Bank	11/06/14	1,405
USD	170,717	EUR	133,300	Standard Chartered Bank	11/06/14	3,666
USD	541,821	EUR	429,000	UBS AG	11/06/14	4,199
USD	722,696	EUR	571,300	UBS AG	11/06/14	6,745
USD	995,633	GBP	619,000	Barclays Bank PLC	11/06/14	5,470
USD	1,151,117	GBP	712,000	Barclays Bank PLC	11/06/14	12,190
USD	21,606,258	GBP	13,358,000	Barclays Bank PLC	11/06/14	238,579
EUR	170,000	USD	215,599	BNP Paribas S.A.	11/10/14	(2,550)
EUR	150,000	USD	189,339	Deutsche Bank AG	11/10/14	(1,355)
EUR	100,000	USD	128,130	Morgan Stanley & Co, International PLC	11/10/14	(2,807)
GBP	160,000	USD	255,674	HSBC Bank PLC	11/10/14	256
GBP	1,510,000	USD	2,431,686	JPMorgan Chase Bank N.A.	11/10/14	(16,342)
GBP	360,000	USD	575,286	UBS AG	11/10/14	557
USD	129,456,249	EUR	102,550,000	Bank of America N.A	11/10/14	937,604
USD	787,830	EUR	620,000	Barclays Bank PLC	11/10/14	10,828
USD	1,368,256	EUR	1,080,000	BNP Paribas S.A.	11/10/14	14,769
USD	316,758	EUR	250,000	Deutsche Bank AG	11/10/14	3,451
USD	4,508,378	EUR	3,530,000	Deutsche Bank AG	11/10/14	84,480

BLACKROCK FUNDS II	OCTOBER 31, 2014	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,810,978	GBP	1,120,000	Barclays Bank PLC	11/10/14	19,465
USD	38,497,846	GBP	24,100,000	JPMorgan Chase Bank N.A.	11/10/14	(51,682)
USD	32,775,361	EUR	26,107,400	Barclays Bank PLC	12/04/14	51,652
USD	23,502,606	GBP	14,689,000	UBS AG	12/04/14	11,108
CNH	1,332,330	USD	214,882	Barclays Bank PLC	12/09/14	2,321
CNH	3,375,954	USD	548,963	Citibank N.A	12/09/14	1,400
CNH	1,309,928	USD	212,440	JPMorgan Chase Bank N.A.	12/09/14	603
CNH	2,700,000	USD	435,750	JPMorgan Chase Bank N.A.	12/09/14	4,417
CNH	18,294,510	USD	2,957,654	JPMorgan Chase Bank N.A.	12/09/14	24,800
CNH	1,060,603	USD	172,855	Standard Chartered Bank	12/09/14	49
CNH	10,184,350	USD	1,643,219	UBS AG	12/09/14	17,080
USD	53,157,462	CNH	328,768,274	BNP Paribas S.A.	12/09/14	(312,487)
USD	1,850,709	CNH	11,400,000	Citibank N.A	12/09/14	(3,355)
USD	335,892	CNH	2,060,000	Citibank N.A	12/09/14	89
USD	2,238,777	CNH	13,855,343	Deutsche Bank AG	12/09/14	(19,984)
USD	430,268	CNH	2,663,194	JPMorgan Chase Bank N.A.	12/09/14	(3,897)
USD	322,407	CNH	1,992,390	JPMorgan Chase Bank N.A.	12/09/14	(2,402)
USD	462,489	CNH	2,836,854	JPMorgan Chase Bank N.A.	12/09/14	12
USD	2,476,000	SGD	3,092,445	Barclays Bank PLC	12/09/14	69,282
USD	1,773,496	CAD	1,992,000	Barclays Bank PLC	1/21/15	9,771
USD	637,925	EUR	500,000	JPMorgan Chase Bank N.A.	1/21/15	10,992
USD	178,278	TRY	417,000	Barclays Bank PLC	1/21/15	(5,921)
USD	13,773,546	ZAR	156,453,687	Standard Chartered Bank	1/22/15	(207,679)
ZAR	34,753,555	USD	3,157,081	State Street Bank and Trust Co.	1/22/15	(51,387)
Total						$1,032,371

•	OTC credit default swaps — buy protection outstanding as of October 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	5,000	$(76,244)	$(17,445)	$(58,799)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(53,370)	(15,139)	(38,231)
Total						$(129,614)	$(32,584)	$(97,030)

•	OTC credit default swaps — sold protection outstanding as of October 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	$81,224	$(24,305)	$105,529
Valero Energy Corp.	1.00%	Deutsche Bank AG	9/20/19	BBB	USD	10	56	40	16
Total							$81,280	$(24,265)	$105,545

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

46	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	Centrally cleared interest rate swaps outstanding as of October 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	6-month GBP LIBOR	Chicago Mercantile	N/A	8/15/17	GBP	6,450	$(77,309)
1.55%[1]	6-month GBP LIBOR	Chicago Mercantile	N/A	9/04/17	GBP	1,400	(14,826)
1.45%[2]	6-month GBP LIBOR	Chicago Mercantile	N/A	9/08/17	GBP	2,803	16,673
1.98%[1]	6-month GBP LIBOR	Chicago Mercantile	N/A	9/05/19	GBP	510	(9,787)
Total							$(85,249)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatili- ties, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$313,030,463	$4,620,750	$317,651,213
Common Stocks	$1,011,116,555	1,077,743,694	—	2,088,860,249
Corporate Bonds	—	2,389,434,673	1,724,380	2,391,159,053
Equity-Linked Notes	—	1,702,304,066	—	1,702,304,066
Floating Rate Loan Interests.	—	106,249,394	35,344,115	141,593,509
Foreign Government Obligations	—	34,711,272	—	34,711,272
Investment Companies	798,564,727	—	—	798,564,727
Non-Agency Mortgage-Backed Securities	—	1,066,644,910	55,905,838	1,122,550,748
Participation Notes	—	1,513,795	—	1,513,795
Preferred Securities.	234,415,767	480,250,612	—	714,666,379
U.S. Government Sponsored Agency Securities	—	122,048,623	12,310,000	134,358,623
Taxable Municipal Bonds	—	2,343,688	—	2,343,688
Short-Term Securities	377,213,133	376,293,019	—	753,506,152

Total	$2,421,310,182	$7,672,568,209	$109,905,083	$10,203,783,474

BLACKROCK FUNDS II	OCTOBER 31, 2014	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$105,545	—	$105,545
Equity contracts	$448,013	—	—	448,013
Foreign currency exchange contracts	—	1,718,288	—	1,718,288
Interest rate contracts	16,624,499	16,673	—	16,641,172
Liabilities:
Credit contracts	—	(97,030)	—	(97,030)
Equity contracts	(2,007,309)	—	—	(2,007,309)
Foreign currency exchange contracts	—	(685,917)	—	(685,917)
Interest rate contracts	(5,319,200)	(101,922)	—	(5,421,122)

Total	$9,746,003	$955,637	—	$10,701,640

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,512,777	—	—	$10,512,777
Foreign currency at value	8,959,030	—	—	8,959,030
Cash pledged for financial futures contracts	21,629,000	—	—	21,629,000
Liabilities:
Foreign bank overdraft	—	$(170)	—	(170)
Collateral on securities loaned at value	—	(376,293,019)	—	(376,293,019)

Total	$41,100,807	$(376,293,189)	—	$(335,192,382)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$622,043,839$	622,043,839	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

48	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$16,666,718	$1,466,351	$33,294,775	$32,782,055	—	$84,209,899
Transfers into Level 3	—	—	1,914,663	—	—	1,914,663
Transfers out of Level 3[1]	(11,310,955)	—	(2,290,398)	(10,000,000)	—	(23,601,353)
Accrued discounts/premiums	1,516	—	(9,176)	2,981	—	(4,679)
Net realized gain (loss)	(1,922)	18,319	18,146	—	—	34,543
Net change in unrealized appreciation/depreciation[2]	(5,235)	14,756	(255,169)	(2,366,030)	—	(2,611,678)
Purchases	1,827,501	1,708,760	6,497,718	35,670,293	$12,310,000	58,014,272
Sales	(2,556,873)	(1,483,806)	(3,826,444)	(183,461)	—	(8,050,584)
Closing Balance, as of October 31, 2014	$4,620,750	$1,724,380	$35,344,115	$55,905,838	$12,310,000	$109,905,083

Net change in unrealized appreciation/depreciation on investments still held at October 31, 2014[2]	$(318)	$15,618	$(251,562)	$(2,366,030)	—	$(2,602,292)

[1]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of October 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,601,353 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at October 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	OCTOBER 31, 2014	49

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 23, 2014

3